                                                     Registration Nos. 333-43264
                                                                       811-08561

    As filed With the Securities and Exchange Commission on December 19, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

     Pre-Effective Amendment No.   [_]

     Post-Effective Amendment No.  [7]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                          [X]

     Amendment No.                 [20]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)

     [_]  on May 1, 2003 pursuant to paragraph (b)

     [_]  60 days after filing pursuant to paragraph (a)(1)

     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 7 to the Form N-6 Registration Statement No. 333-43264 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purposes of: (a) including in the Registration Statement supplements relating to a change in the investment options; (b) changing one of the investment options due to the reorganization of its underlying mutual fund portfolio; and (c) to generally update Part C information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information, as supplemented, was previously filed in Registrant's Post-Effective Amendment No. 6 on April 30, 2003, and is incorporated by reference herein.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                            PLATINUM INVESTOR/SM/ III
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED DECEMBER 19, 2003
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2003
                        AS SUPPLEMENTED NOVEMBER 19, 2003

     Effective December 19, 2003, American General Life Insurance Company is amending the Prospectus for the sole purpose of changing the investment options available under the Policies. The change in investment options is due to a reorganization which provides for the transfer of Policy owners' Policy values from the Ayco Growth Fund investment option to the Goldman Sachs Capital Growth Fund investment option. The Ayco Growth Fund was liquidated following the reorganization.

1. On page 6 of the Prospectus, delete the third paragraph under the section titled POLICY BENEFITS and replace it with the following:

               Any Policy owner whose accumulation value was at any time before May 1, 2003, invested in whole or part in the investment option funded by the SAFECO RST Equity Portfolio or the SAFECO RST Growth Opportunities Portfolio may continue to use that investment option for any purpose allowed under the Policy. We automatically transferred on December 19, 2003, any Policy owner's accumulation value invested in the Ayco Growth Fund on December 18, 2003, to the Goldman Sachs Capital Growth Fund. The affected Policy owners may retain the investment in the Goldman Sachs Capital Growth Fund, but cannot use such Fund for any other purpose except to transfer to another investment option.

2. On page 16 of the Prospectus, delete the text beginning with the first paragraph through the end of the page, and replace it with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the Funds may be higher or lower than those shown.

-------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
-------------------------------------------------------------------------------
Charge                                               Maximum            Minimum
-------------------------------------------------------------------------------
Total Annual Fund Operating                             3.67%              0.33%
Expenses (expenses that are deducted
from portfolio assets include
management fees, distribution (12b-1)
fees, and other expenses)/1/
-------------------------------------------------------------------------------
Total Annual Fund Operating                             1.25%              0.33%
Expenses After Contractual Reimbursement
or Waiver/1, 2/
-------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Policy prospectus.

----------
     /1/The information for "Total Annual Fund Operating Expenses After Contractual Reimbursement or Waiver" in the above table demonstrates, in part, the effect that contractual reimbursement or fee waiver arrangements may have in reducing total annual Fund operating expenses for Policy Owners. The range of fees shown in the line for "Total Annual Fund Operating Expenses After Contractual Reimbursement or Waiver" are not necessarily for the same Funds as the range of fees represented by the line for "Total Annual Fund Operating Expenses." Other Funds may have voluntary reimbursement or fee waiver arrangements in place which may be withdrawn at any time. This table does not reflect the effect of any such voluntary reimbursement or fee waiver arrangements.

     /2/Currently there are 15 Funds that have contractual reimbursements or fee waivers for which the post-reimbursement or waiver numbers are reflected in the line for "Total Annual Fund Operating Expenses After Contractual Reimbursement or Waiver." These reimbursements or waivers will last expire between December 31, 2003 and March 31, 2004.

3.   On page 19 of the Prospectus, delete the following entry in the table:

--------------------------------------------------------------------------------
                                          Investment Adviser (sub-adviser, if
      Variable Investment Options                      applicable)
--------------------------------------------------------------------------------
Ayco Growth Fund/2/ (Not available for    The Ayco Company, L.P.
Policies issued after December 31,
2002)
--------------------------------------------------------------------------------

4. On page 19 of the Prospectus, insert the following entry in the table below the entry for Franklin Templeton Small Cap Value Securities Fund - Class 2:

--------------------------------------------------------------------------------
                                          Investment Adviser (sub-adviser, if
      Variable Investment Options                      applicable)
--------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund/2/      Goldman Sachs Asset Management, L.P.
(This Fund cannot be used for any
other purpose except to transfer to
another investment option. See
"Policy Benefits" on page 6.)
--------------------------------------------------------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                            PLATINUM INVESTOR/SM/ III
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED DECEMBER 19, 2003
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003

Effective December 19, 2003, American General Life Insurance Company is amending the Statement of Additional Information ("SAI") for the sole purpose of changing the investment options available under the Policies. The change in investment options is due to a reorganization which provides for the transfer of Policy owners' Policy values from the Ayco Growth Fund investment option to the Goldman Sachs Capital Growth Fund investment option. The Ayco Growth Fund was liquidated following the reorganization.

Beginning on page 5 of the SAI, delete the entire section under the title PERFORMANCE INFORMATION and replace it with the following:

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Policies. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: daily charge (mortality and expense risk charge), premium tax charge, premium expense charge, and flat monthly charge. If the insurance-related charges (charges that each owner incurs based upon the insured's underwriting characteristics and choices the owner makes under the Policy, such as loans and the addition of benefit riders) were reflected, then the average annual total return calculations would be lower than what is currently shown.

     The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any of the noninsurance or insurance-related charges of the Separate Account or of the Policies. If the insurance-related and noninsurance charges were reflected, then the fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("initial investment").

     . We calculate the ending redeemable value ("redeemable value") of that investment at the end of 1, 3, 5 and 10 year period. If Average Annual Total Return for a variable investment option is not available for a stated period, we may show Average Annual Total Return since variable investment option inception. The redeemable value reflects the effect of the Daily charge (mortality and expense risk charge) and all other noninsurance charges and fees, including premium expense charges and premium taxes. We do not reflect any cost of insurance charges, monthly expense charges, surrender charges or any other insurance related charges in the calculation.

     .    We divide the redeemable value by the initial investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Average annual total return quotations for the variable investment options for the period ended December 31, 2002 are shown in the table below.

                           Variable Investment Option
                          Average Annual Total Returns
                     with deduction of noninsurance charges
             and without deduction of any insurance-related charges
                           (through December 31, 2002)

                                                                                                              Since       Investment
                                                                                                            Investment      Option
                                                                                                              Option       Inception
Investment Option/1, 2/                             1 year/3/    3 years/3/    5 years/3/    10 years/3/     Inception       Date
-------------------------------------------------   ---------    ----------    ----------    -----------    ----------    ----------
AIM V.I. International Growth Fund-Class I             (25.98) %     (27.28) %      (7.17) %         N/A        (11.72) %   7/2/1998
AIM V.I. Premier Equity Fund-Class I                   (39.32) %     (23.92) %      (5.54) %         N/A         (8.59) %  6/17/1998
American Century VP Value Fund                         (27.35) %      (3.56) %      (5.78) %         N/A         (6.89) % 11/30/2000
Credit Suisse Small Cap Growth Portfolio               (42.46) %     (27.29) %      (9.70) %         N/A        (26.66) % 11/30/2000
Dreyfus IP MidCap Stock Portfolio -
Initial shares                                         (23.07) %      (7.76) %        N/A            N/A        (12.65) % 12/14/2000
Dreyfus VIF Quality Bond Portfolio -
Initial shares                                          (4.87) %       3.17  %       2.42  %        4.77  %       2.15  %  7/30/1998
Dreyfus VIF Small Cap Portfolio - Initial shares        (9.75) %      (4.39) %       0.10  %       12.15  %       0.90  %  6/17/1998
Fidelity VIP Asset Manager/SM/ Portfolio -
Service Class 2                                        (23.14) %     (11.77) %      (2.92) %        4.25  %     (14.48) % 12/18/2000
Fidelity VIP Contrafund(R) Portfolio -
Service Class 2                                        (21.08) %     (14.60) %      (0.13) %         N/A        (16.77) % 12/18/2000
Fidelity VIP Equity-Income Portfolio -
Service Class 2                                        (27.33) %     (10.07) %      (3.35) %        7.35  %     (15.58) % 11/16/2000
Fidelity VIP Growth Portfolio - Service Class 2        (39.39) %     (24.51) %      (3.89) %        5.98  %     (30.77) % 11/16/2000
Franklin Templeton U.S. Government Fund - Class 2         N/A           N/A           N/A            N/A         (3.99) %  2/19/2002
Franklin Templeton Mutual Shares Securities
Fund - Class 2                                            N/A           N/A           N/A            N/A        (20.78) %  1/16/2002
Franklin Templeton Foreign Securities Fund -
Class 2                                                   N/A           N/A           N/A            N/A        (28.87) %   3/7/2002
Janus Aggressive Growth Portfolio-Service Shares       (37.45) %     (37.29) %      (5.59) %         N/A        (38.20) % 11/29/2000
Janus International Growth Portfolio-
Service Shares                                         (35.18) %     (27.57) %      (4.45) %         N/A        (31.64) % 12/13/2000
Janus Worldwide Growth Portfolio-Service Shares        (35.12) %     (27.96) %      (4.64) %         N/A        (31.20) % 12/14/2000
JPMorgan Small Company Portfolio                       (31.54) %     (19.41) %      (8.18) %         N/A        (18.89) % 12/14/2000
MFS Capital Opportunities Series                       (35.08) %     (22.45) %      (2.68) %         N/A        (26.92) % 11/30/2000
MFS Emerging Growth Series                             (42.51) %     (33.34) %      (6.71) %         N/A        (11.62) %   7/6/1998
MFS New Discovery Series                               (40.52) %     (18.98) %        N/A            N/A        (22.18) % 12/15/2000
MFS Research Series                                    (34.09) %     (21.67) %      (5.93) %         N/A        (28.65) % 12/18/2000
Neuberger Berman Mid-Cap Growth Portfolio              (38.42) %     (25.19) %      (2.27) %         N/A        (29.22) % 11/30/2000
PIMCO Real Return Portfolio-Admin. Class                 4.23  %       8.28  %        N/A            N/A          6.31  % 12/15/2000
PIMCO Short-Term Portfolio-Admin. Class                 (9.14) %      (0.08) %        N/A            N/A         (2.51) % 12/15/2000
PIMCO Total Return Portfolio-Admin. Class               (5.41) %       2.36  %       2.00  %         N/A         (0.68) % 12/15/2000
Putnam VT Diversified Income Fund - Class IB           (14.80) %      (5.05) %      (3.61) %         N/A         (4.55) %   6/9/1998
Putnam VT Growth and Income Fund - Class IB            (30.42) %     (11.68) %      (4.64) %        5.95  %      (7.17) %   6/9/1998
Putnam VT International Growth and Income Fund -
Class IB                                               (24.23) %     (16.04) %      (4.24) %         N/A         (8.14) %   6/9/1998
SAFECO RST Equity Portfolio                            (35.36) %     (20.43) %      (7.44) %        6.29  %      (9.37) %  6/19/1998
SAFECO RST Growth Opportunities Portfolio              (45.97) %     (15.90) %      (9.06) %         N/A        (11.86) %   6/9/1998
SunAmerica Aggressive Growth Portfolio - Class A          N/A           N/A           N/A            N/A        (24.29) %   6/4/2002
SunAmerica Balanced Portfolio - Class A                   N/A           N/A           N/A            N/A        (16.95) %   6/4/2002
UIF Equity Growth Portfolio-Class I                    (37.11) %     (22.88) %      (5.50) %         N/A         (7.38) %  6/17/1998
UIF High Yield Portfolio-Class I                       (18.56) %     (15.85) %      (8.16) %         N/A         (8.80) %  7/10/1998
VALIC Co. I International Equities Fund                (28.81) %     (27.74) %     (10.47) %       (0.70) %     (12.86) %   8/7/1998
VALIC Co. I Mid Cap Index Fund                         (25.37) %      (8.91) %       0.15  %        7.86  %       0.28  %  6/16/1998
VALIC Co. I Money Market I Fund                        (10.73) %      (1.55) %       0.44  %        1.72  %       1.29  %  5/26/1998

                           Variable Investment Option
                          Average Annual Total Returns
                     with deduction of noninsurance charges
             and without deduction of any insurance-related charges
                           (through December 31, 2002)

                                                                                                               Since      Investment
                                                                                                            Investment      Option
                                                                                                              Option       Inception
Investment Option/1, 2/                             1 year/3/    3 years/3/    5 years/3/    10 years/3/     Inception       Date
-------------------------------------------------   ---------    ----------    ----------    -----------    ----------    ----------
VALIC Co. I Nasdaq-100(R) Index Fund                   (46.75) %        N/A           N/A            N/A        (45.79) %  12/8/2000
VALIC Co. I Science & Technology Fund                  (48.47) %     (43.67) %     (12.25) %         N/A        (48.40) % 12/27/2000
VALIC Co. I Small Cap Index Fund                       (30.66) %     (12.67) %      (5.25) %        4.09  %     (14.07) % 12/14/2000
VALIC Co. I Stock Index Fund                           (32.18) %     (19.39) %      (4.30) %        6.62  %      (6.18) %  6/16/1998
Vanguard High Yield Bond Portfolio                     (16.00) %      (6.34) %      (3.06) %         N/A         (6.92) % 12/15/2000
Vanguard REIT Index Portfolio                          (13.10) %       6.42  %        N/A            N/A         (0.81) % 12/15/2000
Van Kampen Growth and Income Portfolio-Class I         (24.94) %      (6.03) %       1.81  %         N/A         (0.94) %  7/27/1998

----------

<F1>
/1/ As of December 31, 2002, the following investment options had not commenced operations: Alger American MidCap Growth Portfolio-Class O Shares, Alger American Leveraged AllCap Portfolio - Class O Shares, Fidelity VIP Mid Cap Fund
- Service Class 2, Franklin Templeton Small Cap Value Securities Fund - Class 2, JPMorgan Mid Cap Value Portfolio, Oppenheimer Global Securities Fund/VA and Oppenheimer Multiple Strategies Fund/VA. Accordingly, there are currently no average annual total return quotations for these investment options. We will show the average annual total return quotations for these investment options when they become available.

<F2>
/2/ The Goldman Sachs Capital Growth Fund investment option was first available under the Policies as of the date of this SAI. Accordingly, there are currently no average annual total return quotations for this investment option. We will show the average annual total return quotations for this investment option when it becomes available. Effective December 19, 2003, a Plan of Reorganization was approved that provides for the transfer of Policy owners' Policy values from the Ayco Growth Fund investment option to the Goldman Sachs Capital Growth Fund investment option. The Ayco Growth Fund was liquidated following the reorganization.

<F3>
/3/ "N/A" indicates data is not available for the stated period.

     Fund Performance. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invest may pre-date the effective date of the variable investment option being offered in the Policy.

     The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the noninsurance charges. It also does not reflect any insurance-related charges and deductions of the Separate Account or of the Policies. If the insurance-related and noninsurance charges were reflected, then the fund average annual total return calculations would be lower than what is currently shown.

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2002)

                                                                                                         Since        Investment
                                                                                                       Investment       Option
                                                                                                         Option       Inception
              Investment Option                1 year     3 years/1/     5 years/1/     10 years/1/    Inception         Date
---------------------------------------------  ------     ----------     ----------     -----------    ----------     ----------
AIM V.I. International Growth Fund-Class I     (15.67) %      (22.00) %       (3.20) %          N/A          4.26  %    5/5/1993
AIM V.I. Premier Equity Fund-Class I           (30.26) %      (19.56) %       (2.19) %          N/A          7.84  %    5/5/1993
Ayco Growth Fund                               (29.30) %         N/A            N/A             N/A        (17.34) %   12/1/2000
Alger American MidCap Growth Portfolio -
Class O Shares                                 (29.54) %      (10.41) %        4.32  %          N/A         12.55  %    5/3/1993
Alger American Leveraged AllCap Portfolio -
Class O Shares                                 (33.91) %      (25.25) %        3.26  %          N/A         13.56  %   1/25/1995
American Century VP Value Fund                 (12.62) %        5.21  %        3.89  %          N/A          8.41  %    5/1/1996
Credit Suisse Small Cap Growth Portfolio       (33.69) %      (23.03) %       (5.61) %          N/A          2.85  %   6/30/1995
Dreyfus IP MidCap Stock Portfolio - Initial
shares                                         (12.49) %       (2.86) %         N/A             N/A         (0.21) %    5/1/1998
Dreyfus VIF Quality Bond Portfolio - Initial
shares                                           7.76  %        8.53  %        6.20  %         7.28 %        8.20  %   8/31/1990
Dreyfus VIF Small Cap Portfolio - Initial
shares                                         (19.12) %       (4.89) %        0.46  %        12.57 %       24.43  %   8/31/1990
Fidelity VIP Asset Manager/SM/ Portfolio -
Service Class 2                                 (9.03) %       (5.89) %        1.22  %         6.93 %        8.26  %    9/6/1989
Fidelity VIP Contrafund/(R)/ Portfolio -
Service Class 2                                 (9.60) %       (9.66) %        3.53  %          N/A         12.13  %    1/3/1995
Fidelity VIP Equity-Income Portfolio -
Service Class 2                                (17.15) %       (5.31) %        0.13  %         9.68 %        9.97  %   10/9/1986
Fidelity VIP Growth Portfolio - Service
Class 2                                        (30.30) %      (20.19) %       (0.55) %         8.33 %       10.33  %   10/9/1986
Fidelity VIP Mid Cap Portfolio - Service
Class 2                                        (10.02) %        5.00  %         N/A             N/A         15.42  %  12/28/1998
Franklin Templeton U.S. Government Fund -
Class 2                                          9.77  %        9.50  %        6.89  %         7.05 %        7.84  %   3/14/1989
Franklin Templeton Mutual Shares Securities
Fund - Class 2                                 (11.81) %        2.25  %        3.98  %          N/A          6.60  %   11/8/1996
Franklin Templeton Foreign Securities Fund -
Class 2                                        (18.56) %      (12.59) %       (2.13) %         7.76 %        6.63  %    5/1/1992
Franklin Templeton Small Cap Value Securities
Fund - Class 2                                  (9.26) %        8.88  %         N/A             N/A          0.42  %    5/1/1998
Goldman Sachs Capital Growth Fund              (24.33) %      (15.85) %         N/A             N/A         (3.20) %   4/30/1998
Janus Aggressive Growth Portfolio-Service
Shares                                         (28.12) %      (33.34) %       (2.36) %          N/A          6.97  %   9/13/1993
Janus International Growth Portfolio-Service
Shares                                         (25.76) %      (21.88) %        0.01  %          N/A          8.08  %    5/2/1994
Janus Worldwide Growth Portfolio-Service
Shares                                         (25.71) %      (21.54) %        0.33  %          N/A         10.09  %   9/13/1993
JPMorgan Mid Cap Value Portfolio                 0.82  %         N/A            N/A             N/A          9.57  %   9/28/2001
JPMorgan Small Company Portfolio               (21.65) %      (13.87) %       (2.71) %          N/A          7.08  %  12/31/1994
MFS Capital Opportunities Series               (29.69) %      (19.67) %       (0.63) %          N/A          4.61  %   8/14/1996
MFS Emerging Growth Series                     (33.76) %      (29.25) %       (3.43) %          N/A          4.69  %   7/24/1995
MFS New Discovery Series                       (31.63) %      (13.98) %         N/A             N/A          2.61  %    5/1/1998
MFS Research Series                            (24.54) %      (17.31) %       (2.85) %          N/A          4.72  %   7/26/1995
Neuberger Berman Mid-Cap Growth Portfolio      (29.34) %      (21.02) %        1.10  %          N/A          4.22  %   11/3/1997
Oppenheimer Multiple Strategies Fund/VA        (10.40) %       (0.85) %        3.05  %         8.06 %        9.13  %    2/9/1987
Oppenheimer Global Securities Fund/VA          (22.13) %      (10.38) %        5.41  %        11.91 %        9.39  %  11/19/1990
PIMCO Real Return Portfolio-Admin. Class        17.77  %       13.79  %         N/A             N/A         12.63  %   9/30/1999
PIMCO Short-Term Portfolio-Admin. Class          3.02  %        5.28  %         N/A             N/A          5.29  %   9/30/1999
PIMCO Total Return Portfolio-Admin. Class        9.07  %        9.20  %        7.05  %          N/A          7.05  %  12/31/1997
Putnam VT Diversified Income Fund - Class IB     5.90  %        3.09  %        1.85  %          N/A          4.34  %   9/15/1993
Putnam VT Growth and Income Fund - Class IB    (18.99) %       (6.46) %       (0.87) %         8.47 %       10.35  %    2/1/1988
Putnam VT International Growth and Income
Fund - Class IB                                (13.77) %      (11.55) %       (0.87) %          N/A          2.22  %    1/2/1997
SAFECO RST Equity Portfolio                    (25.91) %      (15.71) %       (3.95) %         8.61 %        8.89  %    4/3/1987
SAFECO RST Growth Opportunities Portfolio      (37.67) %      (11.34) %       (5.60) %          N/A         11.90  %    1/7/1993
SunAmerica Aggressive Growth Portfolio -
Class A                                        (24.71) %      (24.18) %       (1.12) %          N/A          1.71  %    6/3/1996

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2002)

                                                                                                          Since       Investment
                                                                                                       Investment       Option
                                                                                                         Option       Inception
              Investment Option                1 year     3 years/1/     5 years/1/     10 years/1/    Inception         Date
---------------------------------------------  ------     ----------     ----------     -----------    ----------     ----------
SunAmerica Balanced Portfolio - Class A        (15.18) %      (12.62) %        0.19  %          N/A          5.10  %    6/3/1996
UIF Equity Growth Portfolio-Class I            (27.86) %      (18.55) %       (2.11) %          N/A          3.03  %    1/2/1997
UIF High Yield Portfolio-Class I                (7.27) %       (7.48) %       (2.33) %          N/A          0.15  %    1/2/1997
VALIC Co. I International Equities Fund        (18.79) %      (19.38) %       (4.27) %         3.15 %        0.59  %   10/2/1989
VALIC Co. I Mid Cap Index Fund                 (14.90) %       (0.58) %        6.09  %        11.55 %       12.25  %   10/1/1991
VALIC Co. I Money Market I Fund                  1.25  %        3.62  %        4.15  %         4.29 %        5.12  %   1/16/1986
VALIC Co. I Nasdaq-100(R) Index Fund           (38.26) %         N/A            N/A             N/A        (43.53) %   10/1/2000
VALIC Co. I Science & Technology Fund          (40.21) %      (38.58) %       (7.93) %          N/A          5.33  %   4/29/1994
VALIC Co. I Small Cap Index Fund               (20.82) %       (7.94) %       (1.48) %         6.61 %        7.23  %    5/1/1992
VALIC Co. I Stock Index Fund                   (22.43) %      (14.85) %       (0.90) %         9.02 %        9.22  %   4/20/1987
Vanguard High Yield Bond Portfolio               1.54  %        0.89  %        1.91  %          N/A          4.58  %    6/3/1996
Vanguard REIT Index Portfolio                    3.53  %       13.61  %         N/A             N/A          9.68  %    2/9/1999
Van Kampen LIT Growth and Income Portfolio-
Class I                                        (14.50) %       (1.32) %        5.37  %          N/A          8.17  %  12/23/1996

----------

<F1>
/1/  "N/A" indicates data is not available for the stated period.

     VALIC Company I Money Market Investment Option Yield and Effective Yield Calculations. We calculate the VALIC Company I Money Market Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the Accumulation Unit value during the period.

     . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's Portfolio in the calculation. The VALIC Company I Money Market Investment Option's historical yield for the seven day period ended December 31, 2002 was (0.01)%.

     We determine the VALIC Company I Money Market Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The VALIC Company I Money Market Investment Option's historical effective yield for the seven day period ended December 31, 2002 was (0.01)%. Yield and effective yield do not reflect the deduction of any insurance or noninsurance-related charges that we may impose when you redeem Accumulation Units.

     The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

[PRICEWATERHOUSECOOPERS LETTERHEAD]
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account VL-R at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
------------------------------


April 8, 2003


                                     VL-R 1

[ERNST & YOUNG LETTERHEAD]


                         REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

We have audited the accompanying statement of changes in net assets of American General Life Insurance Company Separate Account VL-R (comprised of the Funds listed in Note A) for the period ended December 31, 2001. The financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the change in net assets for the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------

March 7, 2002


                   A MEMBER PRACTICE OF ERNST & YOUNG GLOBAL

                                     VL-R 2

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                                  All Divisions
                                                                  --------------
STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market (cost $289,645,022)          $ 241,918,353
   Due from American General Life Insurance Company                     (11,770)
                                                                  -------------

      NET ASSETS                                                  $ 241,906,583
                                                                  =============

STATEMENT OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                    $   4,231,472

EXPENSES:
   Mortality and expense risk                                         1,608,056
                                                                  -------------
      NET INVESTMENT INCOME                                           2,623,416
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                 (17,167,383)
   Capital gain distributions from mutual funds                       1,215,372
   Net unrealized depreciation of investments                       (24,423,787)
                                                                  --------------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS               (40,375,798)
                                                                  --------------

      DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (37,752,382)
                                                                  ==============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  --------------------------------
                                                                       2002               2001
                                                                  --------------------------------
OPERATIONS:
   Net investment income                                          $   2,623,416      $   1,598,530
   Net realized loss on investments                                 (17,167,383)        (8,107,870)
   Capital gain distributions from mutual funds                       1,215,372          3,916,718
   Net unrealized depreciation of investments                       (24,423,787)       (10,876,428)
                                                                  -------------      -------------
      Decrease in net assets resulting from operations              (37,752,382)       (13,469,050)
                                                                  -------------      -------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                     135,366,443        132,417,354
   Net transfers                                                    (11,140,647)        (2,101,495)
   Internal rollovers                                                 4,680,779          7,573,230
   Cost of insurance and other charges                              (32,425,215)       (22,663,523)
   Administrative charges                                            (6,055,937)        (5,578,122)
   Policy loans                                                      (2,804,643)        (6,649,582)
   Terminations and withdrawals                                     (16,649,852)        (5,530,750)
                                                                  -------------      -------------
      Increase in net assets resulting from principal
       transactions                                                  70,970,928         97,467,112
                                                                  -------------      -------------
   TOTAL INCREASE IN NET ASSETS                                      33,218,546         83,998,062

NET ASSETS:
   Beginning of year                                                208,688,037        124,689,975
                                                                  -------------      -------------
   End of year                                                    $ 241,906,583      $ 208,688,037
                                                                  =============      =============

See accompanying notes.

                                     VL-R 3

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                     STATEMENTS OF NET ASSETS
                                                                             December 31, 2002

                                              AIM V.I.          AIM V.I.         AIM V.I.
                                             Capital         International       Premier              American        Ayco Series
                                           Appreciation         Growth           Equity               Century            Trust
                                               Fund              Fund             Fund             VP Value Fund     Growth Fund
                                         ----------------   --------------   ---------------       -------------   ---------------
ASSETS:
     Investment securities - at market   $              -   $    3,469,633   $     9,835,575       $   5,186,591   $     7,223,513
     Due from (to) American General
       Life Insurance Company                           -              353              (743)             (1,716)             (331)
                                         ----------------   --------------   ---------------       -------------   ---------------

         NET ASSETS                      $              -   $    3,469,986   $     9,834,832       $   5,184,875   $     7,223,182
                                         ================   ==============   ===============       =============   ===============

                                                               Deutsche        Deutsche
                                                                 Asset           Asset
                                                            Management VIT   Management VIT         Dreyfus IP      Dreyfus VIF
                                          Credit Suisse      Scudder VIT      Scudder VIT          MidCap Stock     Quality Bond
                                         Small Cap Growth    EAFE Equity         Equity             Portfolio -      Portfolio -
                                             Portfolio       Index Fund      500 Index Fund       Initial shares   Initial shares
                                         ----------------   --------------   ---------------      ---------------  ---------------
ASSETS:
     Investment securities - at market   $        456,946   $            -   $        11,662      $     1,701,676  $     7,652,786
     Due from (to) American General
       Life Insurance Company                          26                2                41                  (86)          (1,035)
                                         ----------------   --------------   ---------------      ---------------  ---------------

         NET ASSETS                      $        456,972   $            2   $        11,703      $     1,701,590  $     7,651,751
                                         ================   ==============   ===============      ===============  ===============

                                            Dreyfus VIF      Fidelity VIP      Fidelity VIP        Fidelity VIP     Fidelity VIP
                                             Small Cap       Asset Manager      Contrafund         Equity - Income     Growth
                                            Portfolio -       Portfolio -      Portfolio -           Portfolio -     Portfolio -
                                          Initial shares    Service Class 2  Service Class 2      Service Class 2  Service Class 2
                                         ----------------   ---------------  ---------------      ---------------- ---------------
ASSETS:
     Investment securities - at market   $      7,675,104   $     2,317,583  $     6,430,643      $     7,685,120  $     6,658,086
     Due from (to) American General
       Life Insurance Company                         804            (1,306)            (272)                  27           (1,858)
                                         ----------------   ---------------  ---------------      ---------------  ---------------

         NET ASSETS                      $      7,675,908   $     2,316,277  $     6,430,371      $     7,685,147  $     6,656,228
                                         ================   ===============  ===============      ===============  ===============

                                                                                                    Franklin
                                                                                                    Templeton          Franklin
                                             Franklin           Franklin        Franklin          - Templeton          Templeton
                                            Templeton          Templeton        Templeton           Developing       - Templeton
                                           - Franklin       - Franklin U.S.   Mutual Shares          Markets            Foreign
                                          Small Cap Fund       Government       Securities         Securities         Securities
                                            - Class 2       Fund - Class 2    Fund - Class 2      Fund - Class 2    Fund - Class 2
                                         ----------------   ---------------  ----------------     ---------------  ---------------
ASSETS:
     Investment securities - at market   $         92,658   $     8,880,802  $      4,466,944     $           867  $     4,356,725
     Due from (to) American General
       Life Insurance Company                          (2)               35              (310)               (867)             725
                                         ----------------   ---------------  ----------------     ---------------  ---------------

         NET ASSETS                      $         92,656   $     8,880,837  $      4,466,634     $             -  $     4,357,450
                                         ================   ===============  ================     ===============  ===============

                                                                                 Janus Aspen
                                          Janus Aspen         Janus Aspen          Series
                                             Series              Series           Worldwide
                                           Aggressive        International         Growth            JPMorgan
                                             Growth             Growth           Portfolio -           Small       MFS VIT Capital
                                           Portfolio -         Portfolio -         Service            Company       Opportunities
                                         Service Shares      Service Shares        Shares            Portfolio          Series
                                         ----------------   ---------------  ----------------     ---------------  ---------------
ASSETS:
     Investment securities - at market   $      1,072,643   $     1,265,575  $      2,103,400      $      319,104  $     2,128,890
     Due from (to) American General
       Life Insurance Company                      (1,911)             (756)             (858)              1,614             (853)
                                         ----------------   ---------------  ----------------      --------------  ---------------

         NET ASSETS                      $      1,070,732   $     1,264,819  $      2,102,542      $      320,718  $     2,128,037
                                         ================   ===============  ================      ==============  ===============

See accompanying notes.

                                     VL-R 4

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                                STATEMENTS OF NET ASSETS
                                                                                   December 31, 2002

                                                                                          MFS New
                                                      MFS Emerging     MFS Investors     Discovery     MFS Research     MFS Total
                                                      Growth Series    Trust Series       Series          Series      Return Series
                                                    ----------------- --------------   -------------   ------------  ---------------
ASSETS:
     Investment securities - at market                  $ 7,303,817     $        10     $ 1,672,677     $   819,547     $   664,406
     Due from (to) American General Life
       Insurance Company                                        (90)            (10)         (1,254)         (2,023)            (21)
                                                        -----------     -----------     -----------     -----------     -----------
         NET ASSETS                                     $ 7,303,727     $        --     $ 1,671,423     $   817,524     $   664,385
                                                        ===========     ===========     ===========     ===========     ===========

                                                     Neuberger Berman    Neuberger                                      PIMCO Real
                                                        AMT Mid-Cap     Berman AMT        OGIT         Oppenheimer      Portfolio -
                                                          Growth         Partners     Equity Index     High Income    Administrative
                                                         Portfolio       Portfolio      Portfolio        Fund/VA          Class
                                                    ----------------- --------------  -------------   ------------    --------------
ASSETS:
     Investment securities - at market                  $ 1,785,877    $    83,975     $        19     $   110,508      $ 6,123,058
     Due from (to) American General Life
       Insurance Company                                        978            283             (19)            (63)            (622)
                                                        -----------    -----------     -----------     -----------      -----------
         NET ASSETS                                     $ 1,786,855    $    84,258     $        --     $   110,445      $ 6,122,436
                                                        ===========    ===========     ===========     ===========      ===========

                                                                                                                       Putnam VT
                                                                        PIMCO Total                                  International
                                                     PIMCO Short-Term     Return        Putnam VT      Putnam VT        Growth
                                                        Portfolio -     Portfolio -    Diversified     Growth and     and Income
                                                      Administrative  Administrative  Income Fund -   Income Fund       Fund -
                                                          Class            Class        Class IB       - Class IB      Class IB
                                                    ----------------- --------------  -------------  -------------   -------------
ASSETS:
     Investment securities - at market                $ 2,443,191       $ 8,442,996    $ 3,587,229    $ 9,595,556     $ 4,442,717
     Due from (to) American General Life
       Insurance Company                                       54            (1,757)        (1,027)            13            (246)
                                                      -----------       -----------    -----------    -----------     -----------
         NET ASSETS                                   $ 2,443,245       $ 8,441,239    $ 3,586,202    $ 9,595,569     $ 4,442,471
                                                      ===========       ===========    ===========    ===========     ===========

                                                                        Putnam VT       Putnam VT                       SAFECO RST-
                                                      Putnam VT Small     Vista         Voyager         SAFECO RST -      Growth
                                                     Cap Value Fund -     Fund -         Fund -           Equity       Opportunities
                                                         Class IB        Class IB       Class IB         Portfolio       Portfolio
                                                    -----------------  ------------   ------------     -------------  --------------
ASSETS:
     Investment securities - at market                 $   261,685     $    52,081     $   211,574      $ 2,813,583     $ 3,733,914
     Due from (to) American General Life
       Insurance Company                                       217             404            (472)               7             (36)
                                                       -----------     -----------     -----------      -----------     -----------
         NET ASSETS                                    $   261,902     $    52,485     $   211,102      $ 2,813,590     $ 3,733,878
                                                       ===========     ===========     ===========      ===========     ===========

                                                                                       SunAmerica      SunAmerica
                                                                                       Aggressive      SunAmerica
                                                         Scudder      Scudder Small      Growth         Balanced      UIF Equity
                                                      International     Cap Value      Portfolio-      Portfolio        Growth
                                                        Portfolio       Portfolio      Class A (1)     Class A (1)    Portfolio
                                                    ----------------- --------------  -------------  -------------  --------------
ASSETS:
     Investment securities - at market                 $        3      $        1       $   17,462      $   92,458    $3,454,973
     Due from (to) American General Life
       Insurance Company                                       --              (1)             624             263           805
                                                       ----------      ----------       ----------      ----------    ----------
         NET ASSETS                                    $        3      $       --       $   18,086      $   92,721    $3,455,778
                                                       ==========      ==========       ==========      ==========    ==========

(1) Since inception date of July 2002.

See accompanying notes.

                                     VL-R 5

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                        STATEMENTS OF NET ASSETS
                                                                                December 31, 2002

                                                               VALIC Company I  VALIC Company I  VALIC Company I   VALIC Company I
                                                UIF High Yield   International   Mid Cap Index    Money Market I  Nasdaq - 100 Index
                                                  Portfolio     Equities Fund         Fund             Fund             Fund
                                                --------------  --------------- ---------------  ---------------  ------------------
ASSETS:
  Investment securities - at market              $   1,376,959   $   1,329,442    $  8,742,865    $   41,942,641    $     1,289,502
  Due from (to) American General Life Insurance
   Company                                              (1,229)          1,002            (513)              294                826
                                                 -------------   -------------    ------------    --------------    ---------------
     NET ASSETS                                  $   1,375,730   $   1,330,444    $  8,742,352    $   41,942,935    $     1,290,328
                                                 =============   =============    ============    ==============    ===============

                                                                                                   Van Kampen LIT     Van Kampen LIT
                                                 VALIC Company I VALIC Company I VALIC Company I  Emerging Growth       Government
                                                    Science &    Small Cap Index     Stock       Portfolio - Class I    Portfolio -
                                                 Technology Fund     Fund           Index Fund        Shares          Class I Shares
                                                 --------------- --------------- --------------- -------------------  --------------
ASSETS:
  Investment securities - at market               $    421,105     $ 1,688,585    $ 28,617,377     $      71,267       $    135,882
  Due from (to) American General Life Insurance
   Company                                                  65              16             591               131                320
                                                  ------------     -----------    ------------     -------------       ------------
     NET ASSETS                                   $    421,170     $ 1,688,601    $ 28,617,968     $      71,398       $    136,202
                                                  ============     ===========    ============     =============       ============

                                                    Van Kampen LIT     Van Kampen LIT
                                                      Growth and       Strategic Stock    Vanguard VIF High  Vanguard VIF
                                                  Income Portfolio -  Portfolio - Class I     Yield Bond      REIT Index
                                                    Class I Shares         Shares              Portfolio      Portfolio
                                                  ------------------  ------------------- -----------------  ------------
ASSETS:
  Investment securities - at market                $    2,102,939       $            -       $  2,239,355    $ 3,254,591
  Due from (to) American General Life Insurance
   Company                                                  2,694                    -             (1,086)        (1,611)
                                                   --------------       --------------       ------------    -----------
     NET ASSETS                                    $    2,105,633       $            -       $  2,238,269    $ 3,252,980
                                                   ==============       ==============       ============    ===========


(1) Since inception date of June 2002.


    See accompanying notes.

                                     VL-R 6

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                            STATEMENTS OF OPERATIONS
                                          For the Year Ended December 31, 2002

                                                   AIM V.I. Capital    AIM V.I.                                        Ayco Series
                                                     Appreciation   International  AIM V.I. Premier  American Century     Trust
                                                        Fund         Growth Fund      Equity Fund     VP Value Fund    Growth Fund
                                                   ---------------- -------------  ----------------  ----------------  ------------
INVESTMENT INCOME:
  Dividends from mutual funds                      $           -    $     22,554   $       39,223    $      180,339    $    25,994

EXPENSES:
  Mortality and expense risk                                  18          27,255           84,560            29,597         38,858
                                                   -------------    ------------   --------------    --------------    -----------
      NET INVESTMENT INCOME (LOSS)                           (18)         (4,701)         (45,337)          150,742        (12,864)
                                                   -------------    ------------   --------------    --------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on investments                (2,823)       (719,072)      (1,867,250)          (73,600)      (214,090)
   Capital gain distributions from mutual funds                -               -                -             9,080              -
   Net unrealized appreciation (depreciation) of
    investments                                            2,179          57,613       (2,564,149)         (729,490)    (2,624,547)
                                                   -------------    ------------   --------------    --------------    -----------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                                (644)       (661,459)      (4,431,399)         (794,010)    (2,838,637)
                                                   -------------    ------------   --------------    --------------    -----------

      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                   $        (662)   $   (666,160)  $   (4,476,736)   $     (643,268)   $(2,851,501)
                                                   =============    ============   ==============    ==============    ===========



                                                   Credit Suisse  Management VIT  Management VIT                      Dreyfus VIF
                                                     Small Cap      Scudder VIT     Scudder VIT  Dreyfus IP MidCap   Quality Bond
                                                      Growth        EAFE Equity     Equity 500    Stock Portfolio -    Portfolio -
                                                     Portfolio      Index Fund      Index Fund     Initial shares    Initial shares
                                                   -------------  --------------  -------------- -----------------  ---------------
INVESTMENT INCOME:
  Dividends from mutual funds                      $           -  $          -    $         138   $        4,995    $      409,713
EXPENSES:
  Mortality and expense risk                               3,542            49              119            7,985            59,130
                                                   -------------  ------------    -------------   --------------    --------------
      NET INVESTMENT INCOME (LOSS)                        (3,542)          (49)              19           (2,990)          350,583
                                                   -------------  ------------    -------------   --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on investments                (36,230)      (19,822)         (39,381)          (2,154)          178,135
  Capital gain distributions from mutual funds                 -             -                -                -                 -
  Net unrealized appreciation (depreciation) of
   investments                                          (159,536)       16,942           28,488         (188,669)          (12,194)
                                                   -------------  ------------    -------------   --------------    --------------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                            (195,766)       (2,880)         (10,893)        (190,823)          165,941
                                                   -------------  ------------    -------------   --------------    --------------
      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                   $    (199,308) $     (2,929)   $     (10,874)  $     (193,813)   $      516,524
                                                   =============  ============    =============   ==============    ==============

See accompanying notes.

                                     VL-R 7

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                              STATEMENTS OF OPERATIONS
                                                                         For the Year Ended December 31, 2002

                                                     Dreyfus VIF    Fidelity VIP   Fidelity VIP     Fidelity VIP     Fidelity VIP
                                                      Small Cap    Asset Manager    Contrafund     Equity Income   Growth Portfolio
                                                     Portfolio -    Portfolio -     Portfolio -     Portfolio -       Portfolio -
                                                      Initial         Service         Service         Service           Service
                                                       shares         Class 2         Class 2         Class 2           Class 2
                                                 ----------------- -------------   ------------    -------------   ----------------
INVESTMENT INCOME:
    Dividends from mutual funds                     $      3,921   $      16,152   $     29,197    $     101,955   $          7,600

EXPENSES:
    Mortality and expense risk                            55,681           8,258         32,630           44,168             37,304
                                                    ------------   -------------   ------------    -------------   ----------------
      NET INVESTMENT INCOME (LOSS)                       (51,760)          7,894         (3,433)          57,787            (29,704)
                                                    ------------   -------------   ------------    -------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized loss on investments                  (1,983,843)        (16,496)       (72,725)        (271,361)          (133,229)
    Capital gain distributions from mutual funds               -               -              -          126,755                  -
    Net unrealized appreciation (depreciation)
     of investments                                      336,267         (83,076)      (606,601)      (1,450,751)        (2,054,440)
                                                    ------------   -------------   ------------    -------------   ----------------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                          (1,647,576)        (99,572)      (679,326)      (1,595,357)        (2,187,669)
                                                    ------------   -------------   ------------    -------------   ----------------

        DECREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                 $ (1,699,336)  $     (91,678)  $   (682,759)   $  (1,537,570)  $     (2,217,373)
                                                    ============   =============   ============    =============   ================
                                                                                                     Franklin
                                                                                                    Templeton -        Franklin
                                                     Franklin        Franklin        Franklin        Templeton        Templeton -
                                                   Templeton -      Templeton -     Templeton -      Developing        Templeton
                                                  Franklin Small   Franklin U.S.   Mutual Shares      Markets           Foreign
                                                    Cap Fund -      Government       Securities     Securities         Securities
                                                     Class 2       Fund - Class 2  Fund - Class 2  Fund - Class 2    Fund - Class 2
                                                  --------------   --------------  --------------  --------------   ---------------
INVESTMENT INCOME:
   Dividends from mutual funds                    $          265   $     956,492   $       1,675   $           30   $         1,551

EXPENSES:
   Mortality and expense risk                                666          81,989           8,208               (4)            8,182
                                                  --------------   -------------   -------------   --------------   ---------------
      NET INVESTMENT INCOME (LOSS)                          (401)        874,503          (6,533)              34            (6,631)
                                                  --------------   -------------   -------------   --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                       (7,085)        (24,566)         (1,429)            (435)           (8,250)
   Capital gain distributions from mutual funds                -               -           2,874                -                 -
   Net unrealized appreciation (depreciation) of
     investments                                         (26,248)        152,493          70,209              394           101,832
                                                  --------------   -------------   -------------   --------------   ---------------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                             (33,333)        127,927          71,654              (41)           93,582
                                                  --------------   -------------   -------------   --------------   ---------------

      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                  $      (33,734)  $   1,002,430   $      65,121   $           (7)  $        86,951
                                                  ==============   =============   =============   ==============   ===============

See accompanying notes.

                                     VL-R 8

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                          STATEMENTS OF OPERATIONS
                                                                    For the Year Ended December 31, 2002

                                            Janus Aspen          Janus Aspen         Janus Aspen
                                         Series Agressive   Series International   Series Worldwide     JPMorgan     MFS Captial
                                        Growth Portfolio -   Growth Portfolio -   Growth Portfolio -  Small Company  Opportunity
                                          Service Shares       Service Shares       Service Shares      Portfolio       Series
                                        ------------------  --------------------  ------------------  -------------  -------------
INVESTMENT INCOME:
   Dividends from mutual funds             $         -           $     9,184         $    12,732      $       489    $       842

EXPENSES:
   Mortality and expense risk                    7,003                 8,739              12,077            1,915         13,581
                                           -----------           -----------         -----------      -----------    -----------
      NET INVESTMENT INCOME (LOSS)              (7,003)                  445                 655           (1,426)       (12,739)
                                           -----------           -----------         -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (243,313)             (165,484)           (139,803)          (5,373)       (83,439)
   Capital gain distributions from
    mutual funds                                     -                     -                   -                -              -
   Net unrealized appreciation
    (depreciation) of investments              (94,351)             (244,489)           (404,814)         (62,087)      (632,215)
                                           -----------           -----------         -----------      -----------    -----------
      NET REALIZED AND UNREALIZED LOSS
         ON INVESTMENTS                       (337,664)             (409,973)           (544,617)         (67,460)      (715,654)
                                           -----------           -----------         -----------      -----------    -----------
      DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS         $  (344,667)          $  (409,528)        $  (543,962)     $   (68,886)   $  (728,393)
                                           ===========           ===========         ===========      ===========    ===========

                                           MFS Emerging          MFS Investors         MFS New       MFS Research  MFS Total Return
                                          Growth Series          Trust Series      Discovery Series      Series         Series
                                          -------------          -------------     ----------------  ------------- ----------------
INVESTMENT INCOME:
   Dividends from mutual funds             $         -           $        19         $         -      $     1,991    $    11,190

EXPENSES:
   Mortality and expense risk                   62,426                    (3)             11,117            5,486          4,149
                                           -----------           -----------         -----------      -----------    -----------
      NET INVESTMENT INCOME (LOSS)             (62,426)                   22             (11,117)          (3,495)         7,041
                                           -----------           -----------         -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on
    investments                             (3,807,816)               (2,146)            (48,679)        (115,976)        (4,902)
   Capital gain distributions from
    mutual funds                                     -                     -                   -                -          3,043
   Net unrealized appreciation
    (depreciation) of investments               90,927                 1,407            (538,980)        (107,759)       (33,979)
                                           -----------           -----------         -----------      -----------    -----------
      NET REALIZED AND UNREALIZED LOSS
         ON INVESTMENTS                     (3,716,889)                 (739)           (587,659)        (223,735)       (35,838)
                                           -----------           -----------         -----------      -----------    -----------
      DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS         $(3,779,315)          $      (717)        $  (598,776)     $  (227,230)   $   (28,797)
                                           ===========           ===========         ===========      ===========    ===========


See accompanying notes.

                                     VL-R 9

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                          STATEMENTS OF OPERATIONS
                                                                         For the Year Ended December 31, 2002

                                                 Neuberger Berman    Neuberger Berman   OGIT Equity   OGIT Large    OGIT Mid Cap
                                                   AMT Mid-Cap          AMT Partners      Index       Growth Cap      Growth
                                                 Growth Portfolio        Portfolio       Portfolio    Portfolio      Portfolio
                                                 ----------------    ----------------   -----------   ----------    ------------
INVESTMENT INCOME:
   Dividends from mutual funds                    $        -           $       484       $       -     $      -      $       -

EXPENSES:
   Mortality and expense risk                          9,228                   619              36           55            (29)
                                                  ----------           -----------       ---------     --------      ---------
      NET INVESTMENT INCOME (LOSS)                    (9,228)                 (135)            (36)         (55)            29
                                                  ----------           -----------       ---------     --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                  (73,540)                1,604          (3,929)      (2,105)        (1,618)
   Capital gain distributions from mutual funds            -                     -               -            -              -
   Net unrealized appreciation (depreciation) of
     investments                                    (451,849)              (25,455)          2,192        1,394          1,026
                                                  ----------           -----------       ---------     --------      ---------
      NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS                       (525,389)              (23,851)         (1,737)        (711)          (592)
                                                  ----------           -----------       ---------     --------      ---------
      INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                 $ (534,617)          $   (23,986)      $  (1,773)    $   (766)     $    (563)
                                                  ==========           ===========       =========     ========      =========

                                                                    PIMCO Real       PIMCO Short -    PIMCO Total       Putnam VT
                                                                 Return Portfolio - Term Portfolio  Return Portfolio  Diversified
                                                Oppenheimer High  Administrative    Administrative   Administrative   Income Fund -
                                                 Income Fund/VA        Class            Class           Class           Class IB
                                                ---------------- -----------------  --------------  ----------------  -------------
INVESTMENT INCOME:
   Dividends from mutual funds                    $    9,494        $   206,159       $    53,519     $    334,129     $  231,453

EXPENSES:
   Mortality and expense risk                            712             29,342            13,148           42,392         17,014
                                                  ----------        -----------       -----------     ------------     ----------
      NET INVESTMENT INCOME (LOSS)                     8,782            176,817            40,371          291,737        214,439
                                                  ----------        -----------       -----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                     (394)            83,063            (1,650)           5,381        (93,347)
   Capital gain distributions from mutual funds            -              3,336             1,277           19,770              -
   Net unrealized appreciation (depreciation) of
     investments                                     (11,331)           458,848             5,746          205,234         25,736
                                                  ----------        -----------       -----------     ------------     ----------
      NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS                        (11,725)           545,247             5,373          230,385        (67,611)
                                                  ----------        -----------       -----------     ------------     ----------
      INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                 $   (2,943)       $   722,064       $    45,744     $    522,122     $  146,828
                                                  ==========        ===========       ===========     ============     ==========

See accompanying notes

                                     VL-R 10

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                         STATEMENTS OF OPERATIONS
                                                                        For the Year Ended December 31, 2002

                                                 ----------------------------------------------------------------------------------
                                                                      Putnam VT
                                                                    International
                                                 Putnam VT Growth    Growth and   Putnam VT Small                       Putnam VT
                                                 and Income Fund -  Income Fund - Cap Value Fund -  Putnam VT Vista  Voyager Fund -
                                                    Class IB          Class IB       Class IB       Fund - Class IB    Class IB
                                                 ----------------   ------------- ---------------   ---------------  -------------
INVESTMENT INCOME:
  Dividends from mutual funds                    $        183,573   $      23,178 $         2,461   $             -  $       1,103

EXPENSES:
  Mortality and expense risk                               62,626          27,238           1,785               415          1,595
                                                 ----------------   ------------- ---------------   ---------------  -------------
    NET INVESTMENT INCOME (LOSS)                          120,947          (4,060)            676              (415)          (492)
                                                 ----------------   ------------- ---------------   ---------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on investments                       (351,798)       (151,257)              -            (4,668)        (9,038)
  Capital gain distributions from mutual funds                  -               -               -                 -              -
  Net unrealized appreciation (depreciation) of
    investments                                        (1,766,501)       (514,967)        (53,402)          (13,789)       (51,606)
                                                 ----------------   ------------- ---------------   ---------------  -------------
    NET REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS                                   (2,118,299)       (666,224)        (53,402)          (18,457)       (60,644)
                                                 ----------------   ------------- ---------------   ---------------  -------------

    DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                  $     (1,997,352)  $    (670,284)$       (52,726)  $       (18,872) $     (61,136)
                                                 ================   ============= ===============   ===============  =============

                                                                    SAFECO RST -                                      SunAmerica -
                                                                       Growth       Scudder                        Aggressive Growth
                                                    SAFECO RST-    Opportunities  International  Scudder Small Cap     Portfolio
                                                 Equity Portfolio    Portfolio     Portfolio      Value Portfolio    - Class A (1)
                                                 ----------------  -------------  -------------  ----------------- ----------------
INVESTMENT INCOME:
 Dividends from mutual funds                     $         35,479  $           -  $          11  $              11 $             19

EXPENSES:
 Mortality and expense risk                                27,790         31,934            (10)              (104)             (25)
                                                 ----------------  -------------  -------------  ----------------- ----------------
  NET INVESTMENT INCOME (LOSS)                              7,689        (31,934)            21                115               44
                                                 ----------------  -------------  -------------  ----------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on investments                     (1,074,474)      (316,182)          (618)              (112)               -
  Capital gain distributions from mutual funds                  -         17,939              -                                   -
  Net unrealized appreciation (depreciation) of
   investments                                            (79,718)    (1,900,968)           249               (165)            (558)
                                                 ----------------  -------------  -------------  ----------------- ----------------
    NET REALIZED AND UNREALIZED LOSS
     ON INVESTMENTS                                    (1,154,192)    (2,199,211)          (369)              (277)            (558)
                                                 ----------------  -------------  -------------  ----------------- ----------------
    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                   $     (1,146,503) $  (2,231,145) $        (348) $            (162)$           (514)
                                                 ================  =============  =============  ================= ================

(1) Since inception date of July 2002.

       See accompanying notes.

                                    VL-R 11

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                          STATEMENTS OF OPERATIONS
                                                                         For the Year Ended December 31, 2002

                                               SunAmerica -
                                               SunAmerica                                           VALIC Company I  VALIC Company I
                                            Balanced Portfolio -  UIF Equity Growth  UIF High Yield  International    Mid Cap Index
                                                Class A (1)          Portfolio          Portfolio    Equities Fund         Fund
                                            --------------------  -----------------  -------------- ---------------  ---------------
INVESTMENT INCOME:
   Dividends from mutual funds              $                790  $           6,922  $      134,716 $         4,969  $       62,239

EXPENSES:
   Mortality and expense risk                                127             30,314          11,076          11,483          67,893
                                            --------------------  -----------------  -------------- ---------------  --------------
      NET INVESTMENT INCOME (LOSS)                           663            (23,392)        123,640          (6,514)         (5,654)
                                            --------------------  -----------------  -------------- ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                            -           (761,812)       (426,084)       (385,799)     (1,065,554)
   Capital gain distributions from
     mutual funds                                              -                  -               -               -         309,128
   Net unrealized appreciation
     (depreciation) of investments                        (2,383)          (612,195)        153,114          55,344        (846,426)
                                            --------------------  -----------------  -------------- ---------------  --------------
      NET REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS                                     (2,383)        (1,374,007)       (272,970)       (330,455)     (1,602,852)
                                            --------------------  -----------------  -------------- ---------------  --------------
      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS            $             (1,720) $      (1,397,399) $     (149,330)$      (336,969) $   (1,608,506)
                                            ====================  =================  ============== ===============  ==============

                                                 VALIC Company I   VALIC Company I VALIC Company I  VALIC Company I
                                                  Money Market I    Nasdaq - 100      Science &     Small Cap Index  VALIC Company I
                                                       Fund          Index Fund    Technology Fund       Fund       Stock Index Fund
                                                 ---------------   --------------- ---------------  --------------- ----------------
INVESTMENT INCOME:
   Dividends from mutual funds                   $       562,605   $             - $             -  $        15,902 $       321,103

EXPENSES:
   Mortality and expense risk                            321,393             9,939           3,137           11,013         182,945
                                                 ---------------   --------------- ---------------  --------------- ---------------
      NET INVESTMENT INCOME (LOSS)                       241,212            (9,939)         (3,137)           4,889         138,158
                                                 ---------------   --------------- ---------------  --------------- ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                            -          (421,034)       (100,424)         (56,190)     (1,993,346)
   Capital gain distributions from
     mutual funds                                              -                 -               -                -         705,226
   Net unrealized appreciation
     (depreciation) of investments                            (8)         (310,412)       (125,305)        (346,842)     (6,020,777)
                                                 ---------------   --------------- ---------------  --------------- ---------------
      NET REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS                                         (8)         (731,446)       (225,729)        (403,032)     (7,308,897)
                                                 ---------------   --------------- ---------------  --------------- ---------------
      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                 $       241,204   $      (741,385)$      (228,866) $      (398,143)$    (7,170,739)
                                                 ===============   =============== ===============  =============== ===============

See accompanying notes.

                                    VL-R 12

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2002


                                                   Van Kampen LIT  Van Kampen LIT    Van Kampen LIT    Van Kampen LIT
                                                  Emerging Growth    Government        Growth and      Strategic Stock
                                                     Portfolio -     Portfolio -   Income Portfolio -     Portfolio -
                                                   Class I Shares  Class I Shares    Class I Shares     Class I Shares
                                                   --------------  --------------    --------------     --------------
INVESTMENT INCOME:
  Dividends from mutual funds                        $       250     $     1,861      $         -         $    45,965

EXPENSES:
  Mortality and expense risk                                 542             518            6,646               4,347
                                                     -----------     -----------      -----------         -----------
     NET INVESTMENT INCOME (LOSS)                           (292)          1,343           (6,646)             41,618
                                                     -----------     -----------      -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on investments                (10,775)            119          (85,747)            129,873
  Capital gain distributions from mutual funds                 -               -                -                   -
  Net unrealized appreciation (depreciation) of
   investments                                           (19,220)          3,081         (258,773)            (94,970)
                                                     -----------     -----------      -----------         -----------
     NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                              (29,995)          3,200         (344,520)             34,903
                                                     -----------     -----------      -----------         -----------

     INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      $   (30,287)    $     4,543      $  (351,166)        $    76,521
                                                     ===========     ===========      ===========         ===========


                                                      Vanguard VIF   Vanguard VIF
                                                    High Yield Bond   REIT Index
                                                       Portfolio       Portfolio
                                                   ---------------   ------------
INVESTMENT INCOME:
  Dividends from mutual funds                        $    96,097     $    58,739

EXPENSES:
  Mortality and expense risk                               9,897          16,340
                                                     -----------     -----------
     NET INVESTMENT INCOME (LOSS)                         86,200          42,399
                                                     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on investments                (62,557)           (734)
  Capital gain distributions from mutual funds                 -          16,944
  Net unrealized appreciation (depreciation) of
   investments                                            38,852        (107,359)
                                                     -----------     -----------
     NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                              (23,705)        (91,149)
                                                     -----------     -----------
     INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      $    62,495     $   (48,750)
                                                     ===========     ===========

See accompanying notes.

                                     VL-R-13

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                       STATEMENTS OF CHANGES IN NET ASSETS
           For the Years Ended December 31, 2002 and December 31, 2001

                                                                                         2002
                                                    ------------------------------------------------------------------------------
                                                      AIM V.I.
                                                      Capital          AIM V.I.         AIM V.I.        American       Ayco Series
                                                    Appreciation    International       Premier        Century VP         Trust
                                                        Fund         Growth Fund      Equity Fund      Value Fund      Growth Fund
                                                    ------------    -------------     -----------      ----------      -----------
OPERATIONS:
     Net investment income (loss)                    $       (18)    $    (4,701)     $   (45,337)     $   150,742     $   (12,864)
     Net realized gain (loss) on investments              (2,823)       (719,072)      (1,867,250)         (73,600)       (214,090)
     Capital gain distributions from mutual funds              -               -                -            9,080               -
     Net unrealized appreciation (depreciation)
       of investments                                      2,179          57,613       (2,564,149)        (729,490)     (2,624,547)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets
           resulting from operations                        (662)       (666,160)      (4,476,736)        (643,268)     (2,851,501)
                                                     -----------     -----------      -----------      -----------     -----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                              -       1,294,282        4,146,666        1,298,906       1,432,876
     Net transfers                                            59         (39,712)        (247,458)       3,310,913       2,415,380
     Internal rollovers                                        -               -                -                -               -
     Cost of insurance and other charges                    (126)       (615,430)      (2,075,303)        (582,368)       (578,108)
     Administrative charges                                    -         (41,964)        (148,848)         (59,299)        (89,109)
     Policy loans                                              -         (64,923)         (43,622)        (398,602)           (725)
     Terminations and withdrawals                         (4,141)       (306,569)        (776,285)        (100,020)         (7,212)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets resulting
           from principal transactions                    (4,208)        225,684          855,150        3,469,530       3,173,102
                                                     -----------     -----------      -----------      -----------     -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS              (4,870)       (440,476)      (3,621,586)       2,826,262         321,601

NET ASSETS:
     Beginning of year                                     4,870       3,910,462       13,456,418        2,358,613       6,901,581
                                                     -----------     -----------      -----------      -----------     -----------
     End of year                                     $         -     $ 3,469,986      $ 9,834,832      $ 5,184,875     $ 7,223,182
                                                     ===========     ===========      ===========      ===========     ===========

                                                                   Deutsche Asset
                                                                   Management VIT    Deutsche Asset     Dreyfus IP     Dreyfus VIF
                                                    Credit Suisse    Scudder VIT     Management VIT    MidCap Stock    Quality Bond
                                                      Small Cap         EAFE          Scudder VIT      Portfolio -     Portfolio -
                                                        Growth      Equity Index         Equity           Initial        Initial
                                                      Portfolio         Fund         500 Index Fund       Shares          Shares
                                                    -------------  --------------    --------------    ------------    ------------
OPERATIONS:
     Net investment income (loss)                    $    (3,542)    $       (49)     $        19      $    (2,990)    $   350,583
     Net realized gain (loss) on investments             (36,230)        (19,822)         (39,381)          (2,154)        178,135
     Capital gain distributions from mutual funds              -               -                -                -               -
     Net unrealized appreciation (depreciation)
       of investments                                   (159,536)         16,942           28,488          188,669)        (12,194)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets
           resulting from operations                    (199,308)         (2,929)         (10,874)        (193,813)        516,524
                                                     -----------     -----------      -----------      -----------     -----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        154,113             267            3,935          435,104       1,799,886
     Net transfers                                       129,005               1               (2)         832,978        (357,026)
     Internal rollovers                                        -               -                -                -               -
     Cost of insurance and other charges                 (76,635)           (236)          (3,093)        (255,483)       (934,180)
     Administrative charges                               (7,362)              -                -          (21,290)        (69,421)
     Policy loans                                          1,437               -                -          (17,833)        115,150
     Terminations and withdrawals                           (524)        (44,821)        (154,566)          (4,039)     (2,473,037)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets resulting
           from principal transactions                   200,034         (44,789)        (153,726)         969,437      (1,918,628)
                                                     -----------     -----------      -----------      -----------     -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                 726         (47,718)        (164,600)         775,624      (1,402,104)

NET ASSETS:
     Beginning of year                                   456,246          47,720          176,303          925,966       9,053,855
                                                     -----------     -----------      -----------      -----------     -----------
     End of year                                     $   456,972     $         2      $    11,703      $ 1,701,590     $ 7,651,751
                                                     ===========     ===========      ===========      ===========     ===========

See accompanying notes.

                                     VL-R-14

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                     STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Years Ended December 31, 2002 and December 31, 2001

                                                                                            2002
                                                  ---------------------------------------------------------------------------------
                                                                     Fidelity VIP    Fidelity VIP     Fidelity VIP    Fidelity VIP
                                                     Dreyfus VIF    Asset Manager     Contrafund    Equity - Income      Growth
                                                      Small Cap      Portfolio -      Portfolio -     Portfolio -      Portfolio -
                                                     Portfolio -       Service         Service          Service          Service
                                                   Initial shares      Class 2         Class 2          Class 2          Class 2
                                                  ----------------  --------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment income (loss)                    $        (51,760) $        7,894  $       (3,433) $        57,787  $      (29,704)
  Net realized loss on investments                      (1,983,843)        (16,496)        (72,725)        (271,361)       (133,229)
  Capital gain distributions from mutual funds                   -               -               -          126,755               -
  Net unrealized appreciation (depreciation)
    of investments                                         336,267         (83,076)       (606,601)      (1,450,751)     (2,054,440)
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets
        resulting from operations                       (1,699,336)        (91,678)       (682,759)      (1,537,570)     (2,217,373)
                                                  ----------------  --------------  --------------  ---------------  --------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                           2,382,413         366,530       3,510,995        4,047,379       1,447,237
  Net transfers                                          1,730,475       1,903,125         868,929          512,539       5,014,912
  Internal rollovers                                             -               -               -                -               -
  Cost of insurance and other charges                   (1,205,289)       (196,045)       (559,508)        (809,034)       (797,698)
  Administrative charges                                   (92,580)        (17,356)       (209,566)        (239,140)        (71,732)
  Policy loans                                            (200,691)         32,090        (361,800)          83,174          11,127
  Terminations and withdrawals                          (1,451,484)        (45,115)        (34,456)        (252,348)       (132,239)
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets resulting
        from principal transactions                      1,162,844       2,043,229       3,214,594        3,342,570       5,471,607
                                                  ----------------  --------------  --------------  ---------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (536,492)      1,951,551       2,531,835        1,805,000       3,254,234

NET ASSETS:
  Beginning of year                                      8,212,400         364,726       3,898,536        5,880,147       3,401,994
                                                  ----------------  --------------  --------------  ---------------  --------------
  End of year                                     $      7,675,908  $    2,316,277  $    6,430,371  $     7,685,147  $    6,656,228
                                                  ================  ==============  ==============  ===============  ==============

                                                                                                        Franklin
                                                                                                       Templeton        Franklin
                                                      Franklin         Franklin        Franklin       - Templeton      Templeton
                                                    Templeton -      Templeton -     Templeton -      Developing     - Templeton
                                                   Franklin Small   Franklin U.S.   Mutual Shares       Markets        Foreign
                                                     Cap Fund -       Government      Securities      Securities      Securities
                                                      Class 2       Fund - Class 2  Fund - Class 2  Fund - Class 2   Fund - Class 2
                                                  ----------------  --------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment income (loss)                    $           (401) $      874,503  $       (6,533) $            34  $       (6,631)
  Net realized loss on investments                          (7,085)        (24,566)         (1,429)            (435)         (8,250)
  Capital gain distributions from mutual funds                   -               -           2,874                -               -
  Net unrealized appreciation (depreciation)
    of investments                                         (26,248)        152,493          70,209              394         101,832
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets
        resulting from operations                          (33,734)      1,002,430          65,121               (7)         86,951
                                                  ----------------  --------------  --------------  ---------------  --------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                               5,110          36,239          26,176                -          25,122
  Net transfers                                             83,801       8,781,219       4,472,003             (373)      4,330,002
  Internal rollovers                                             -               -               -                -               -
  Cost of insurance and other charges                       (5,812)       (936,574)        (95,318)          (1,038)        (92,212)
  Administrative charges                                         -          (1,767)         (1,349)               -          (1,006)
  Policy loans                                                 220            (710)              1                -             163
  Terminations and withdrawals                              (8,353)              -               -             (670)            192
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets resulting
        from principal transactions                         74,966       7,878,407       4,401,513           (2,081)      4,262,261
                                                  ----------------  --------------  --------------  ---------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   41,232       8,880,837       4,466,634           (2,088)      4,349,212

NET ASSETS:
  Beginning of year                                         51,424               -               -            2,088           8,238
                                                  ----------------  --------------  --------------  ---------------  --------------
  End of year                                     $         92,656  $    8,880,837  $    4,466,634  $             -  $    4,357,450
                                                  ================  ==============  ==============  ===============  ==============

See accompanying notes.
                                    VL-R 15

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                                  For the Years Ended December 31, 2002 and December 31, 2001

                                                                                           2002
                                                      ------------------------------------------------------------------------------
                                                     Janus Aspen        Janus Aspen      Janus Aspen
                                                       Series              Series           Series         JPMorgan
                                                     Aggressive        International      Worldwide         Small       MFS Capital
                                                   Growth Portfolio-  Growth Portfolio- Growth Portfolio-  Company     Opportunities
                                                     Service Shares    Service Shares    Service Shares   Portfolio        Series
                                                     --------------    --------------    --------------   ---------    -------------
OPERATIONS:
  Net investment income (loss)                      $    (7,003)         $      445       $       655      $  (1,426)   $   (12,739)
  Net realized loss on investments                     (243,313)           (165,484)         (139,803)        (5,373)       (83,439)
  Capital gain distributions from mutual funds                -                   -                 -              -              -
  Net unrealized appreciation (depreciation)
    of investments                                      (94,351)           (244,489)         (404,814)       (62,087)      (632,215)
                                                    -----------          ----------       -----------      ---------    -----------
      Decrease in net assets
        resulting from operations                      (344,667)           (409,528)         (543,962)       (68,886)      (728,393)
                                                    -----------          ----------       -----------      ---------    -----------
PRINCIPAL TRANSACTIONS:
  Net premiums                                          618,755             519,553           801,080        122,450        966,780
  Net transfers                                         310,178             334,006         1,126,551        123,545        815,845
  Internal rollovers                                          -                   -                 -              -              -
  Cost of insurance and other charges                  (270,011)           (202,456)         (322,446)       (52,666)      (441,498)
  Administrative charges                                (30,068)            (25,378)          (39,434)        (5,843)       (48,404)
  Policy loans                                          (15,127)             13,026            (1,551)        (1,445)        25,383
  Terminations and withdrawals                           (9,714)            (20,624)          (18,526)          (235)       (52,601)
                                                    -----------          ----------       -----------      ---------    -----------
      Increase (decrease) in net assets resulting
        from principal transactions                     604,013             618,127         1,545,674        185,806      1,265,505
                                                    -----------          ----------       -----------      ---------    -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS               259,346             208,599         1,001,712        116,920        537,112

NET ASSETS:
  Beginning of year                                     811,386           1,056,220         1,100,830        203,798      1,590,925
                                                    -----------          ----------       -----------      ---------    -----------
  End of year                                       $ 1,070,732          $1,264,819       $ 2,102,542      $ 320,718    $ 2,128,037
                                                    ===========          ==========       ===========      =========    ===========

                                                                                                                         MFS Total
                                                    MFS Emerging       MFS Investors       MFS New       MFS Research      Return
                                                   Growth Series        Trust Series   Discovery Series     Series         Series
                                                   -------------        ------------   ----------------   ----------     ----------
OPERATIONS:
  Net investment income (loss)                      $   (62,426)         $       22       $   (11,117)     $  (3,495)   $     7,041
  Net realized loss on investments                   (3,807,816)             (2,146)          (48,679)      (115,976)        (4,902)
  Capital gain distributions from mutual funds                -                   -                 -              -          3,043
  Net unrealized appreciation (depreciation)
    of investments                                       90,927               1,407          (538,980)      (107,759)       (33,979)
                                                    -----------          ----------       -----------      ---------    -----------
      Decrease in net assets
        resulting from operations                    (3,779,315)               (717)         (598,776)      (227,230)       (28,797)
                                                    -----------          ----------       -----------      ---------    -----------

PRINCIPAL TRANSACTIONS:
  Net premiums                                        4,068,001                   -           414,807        386,082         54,848
  Net transfers                                        (674,638)               (105)          909,002        164,804        616,981
  Internal rollovers                                          -                   -                 -              -              -
  Cost of insurance and other charges                (1,794,881)             (2,592)         (202,532)      (179,739)       (24,318)
  Administrative charges                               (138,930)                  -           (19,982)       (19,294)             -
  Policy loans                                             (321)                  -            (4,360)        35,347              -
  Terminations and withdrawals                         (612,056)             (1,708)          (25,656)       (89,598)        (3,686)
                                                    -----------          ----------       -----------      ---------    -----------
      Increase (decrease) in net assets resulting
        from principal transactions                     847,175              (4,405)        1,071,279        297,602        643,825
                                                    -----------          ----------       -----------      ---------    -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS            (2,932,140)             (5,122)          472,503         70,372        615,028

NET ASSETS:
  Beginning of year                                  10,235,867               5,122         1,198,920        747,152         49,357
                                                    -----------          ----------       -----------      ---------    -----------
  End of year                                       $ 7,303,727          $        -       $ 1,671,423      $ 817,524    $   664,385
                                                    ===========          ==========       ===========      =========    ===========

See accompanying notes.

                                     VL-R 16

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                                            For the Years Ended December 31, 2002 and December 31, 2001

                                                                                         2002
                                             ---------------------------------------------------------------------------------------

                                              Neuberger Berman   Neuberger Berman        OGIT          OGIT Large        OGIT Mid
                                                 AMT Mid-Cap       AMT Partners      Equity Index      Cap Growth       Cap Growth
                                              Growth Portfolio       Portfolio         Portfolio        Portfolio        Portfolio
                                             ------------------ ------------------ ---------------- ---------------- ---------------
OPERATIONS:
 Net investment income (loss)                 $         (9,228)  $           (135)  $          (36)  $          (55)  $          29
 Net realized gain (loss) on investments               (73,540)             1,604           (3,929)          (2,105)         (1,618)
 Capital gain distributions from mutual
  funds                                                      -                  -                -                -               -
 Net unrealized appreciation
  (depreciation) of investments                       (451,849)           (25,455)           2,192            1,394           1,026
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from operations                         (534,617)           (23,986)          (1,773)            (766)           (563)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                          440,368              2,947                -                -               -
 Net transfers                                       1,439,959             58,744              361              292            (120)
 Internal rollovers                                          -                  -                -                -               -
 Cost of insurance and other charges                  (184,494)            (2,259)            (334)             (94)            (93)
 Administrative charges                                (22,453)                 -                -                -               -
 Policy loans                                           27,434                  -                -                -               -
 Terminations and withdrawals                          (31,706)                 -           (9,967)          (1,998)         (1,924)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from principal transactions            1,669,108             59,432           (9,940)          (1,800)         (2,137)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 TOTAL INCREASE (DECREASE) IN NET ASSET              1,134,491             35,446          (11,713)          (2,566)         (2,700)

NET ASSETS:
 Beginning of year                                     652,364             48,812           11,713            2,566           2,700
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 End of year                                  $      1,786,855   $         84,258   $            -   $            -   $           -
                                             ================== ================== ================ ================ ===============

                                                                                        PIMCO             PIMCO
                                                                    PIMCO Real        Short-Term      Total Return      Putnam VT
                                                                Return Portfolio-    Portfolio -       Portfolio -     Diversified
                                              Oppenheimer High    Administrative    Administrative   Administrative   Income Fund -
                                               Income Fund/VA         Class             Class             Class         Class IB
                                             ------------------ ------------------ ---------------- ---------------- ---------------
OPERATIONS:
 Net investment income (loss)                 $          8,782   $        176,817   $       40,371   $      291,737   $     214,439
 Net realized gain (loss) on investments                  (394)            83,063           (1,650)           5,381         (93,347)
 Capital gain distributions from mutual
  funds                                                      -              3,336            1,277           19,770               -
 Net unrealized appreciation
  (depreciation) of investments                        (11,331)           458,848            5,746          205,234          25,736
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from operations                           (2,943)           722,064           45,744          522,122         146,828
                                             ------------------ ------------------ ---------------- ---------------- ---------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                           20,502          1,631,388          292,655          859,203       1,269,358
 Net transfers                                          19,013          3,411,999        1,324,458        4,381,349         (19,487)
 Internal rollovers                                          -                  -                -               -               -
 Cost of insurance and other charges                    (1,982)          (538,885)        (188,810)        (568,626)       (234,445)
 Administrative charges                                      -            (81,144)         (14,400)         (43,612)        (92,336)
 Policy loans                                                -           (388,058)          97,931          149,547         (18,958)
 Terminations and withdrawals                           (2,267)          (512,928)        (168,673)        (311,766)        (57,161)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from principal transactions               35,266          3,522,372        1,343,161        4,466,095         846,971
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                32,323          4,244,436        1,388,905        4,988,217         993,799

NET ASSETS:
 Beginning of year                                      78,122          1,878,000        1,054,340        3,453,022       2,592,403
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 End of year                                  $        110,445   $      6,122,436   $    2,443,245   $    8,441,239   $   3,586,202
                                             ================== ================== ================ ================ ===============

See accompanying notes.

                                    VL-R 17

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                       STATEMENTS OF CHANGES IN NET ASSETS
                                                              For the Years Ended December 31, 2002 and December 31, 2001

                                                                                             2002
                                                      ------------------------------------------------------------------------------
                                                                         Putnam VT
                                                                        International      Putnam VT
                                                          Putnam VT      Growth and          Small                        Putnam VT
                                                          Growth and        Income         Cap Value        Putnam VT      Voyager
                                                         Income Fund -      Fund -            Fund -        Vista Fund -    Fund -
                                                           Class 1B       Class 1B         Class 1B         Class 1B       Class 1B
                                                           ---------      --------         --------         --------       --------
OPERATIONS:
     Net investment income (loss)                     $    120,947     $    (4,060)      $      676       $    (415)     $     (492)
     Net realized loss on investments                     (351,798)       (151,257)               -          (4,668)         (9,038)
     Capital gain distributions from mutual funds                -               -                -               -               -
     Net unrealized appreciation (depreciation)
       of investments                                   (1,766,501)       (514,967)         (53,402)        (13,789)        (51,606)
                                                      ------------     -----------       ----------       ---------      ----------
         Decrease in net assets
           resulting from operations                    (1,997,352)       (670,284)         (52,726)        (18,872)        (61,136)
                                                      ------------     -----------       ----------       ---------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        3,317,093       1,292,212           18,572           4,440          35,710
     Net transfers                                       1,289,615         884,586          196,179          17,738          94,586
     Internal rollovers                                          -               -                -               -               -
     Cost of insurance and other charges                (1,250,154)       (421,543)          (7,470)         (1,416)        (11,329)
     Administrative charges                               (182,733)        (63,007)               -               -               -
     Policy loans                                           83,273          20,534              220               -            (232)
     Terminations and withdrawals                         (227,974)        (45,000)            (476)         (1,838)         (6,609)
                                                      ------------     -----------       ----------       ---------         -------
         Increase (decrease) in net assets resulting
           from principal transactions                   3,029,120       1,667,782          207,025          18,924         112,126
                                                      ------------     -----------       ----------       ---------      ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS             1,031,768         997,498          154,299              52          50,990

NET ASSETS:
     Beginning of year                                   8,563,801       3,444,973          107,603          52,433         160,112
                                                      ------------     -----------       ----------       ---------      ----------
     End of year                                      $  9,595,569     $ 4,442,471       $  261,902       $  52,485      $  211,102
                                                      ============     ===========       ==========       =========      ==========

                                                                                                                        SunAmerica -
                                                                       SAFECO RST-                                       Aggressive
                                                      SAFECO RST-        Growth           Scudder        Scudder Small    Growth
                                                        Equity        Opportunities    International      Cap Value      Portfolio-
                                                       Portfolio        Portfolio         Portfolio       Portfolio      Class A (1)
                                                       ---------        ---------         ---------       ---------      -----------
OPERATIONS:
     Net investment income (loss)                     $      7,689     $   (31,934)      $       21       $     115      $       44
     Net realized loss on investments                   (1,074,474)       (316,182)            (618)           (112)              -
     Capital gain distributions from mutual funds                -          17,939                -               -               -
     Net unrealized appreciation (depreciation)
       of investments                                      (79,718)     (1,900,968)             249            (165)           (558)
                                                      ------------     -----------       ----------       ---------      ----------
         Decrease in net assets
           resulting from operations                    (1,146,503)     (2,231,145)            (348)           (162)           (514)
                                                      ------------     -----------       ----------       ---------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        1,076,197       1,477,200                -               -           5,102
     Net transfers                                        (263,190)        547,535               11            (600)         16,385
     Internal rollovers                                          -               -                -               -               -
     Cost of insurance and other charges                  (431,130)       (652,107)             (94)            (94)         (2,392)
     Administrative charges                                (34,658)        (54,938)               -               -            (254)
     Policy loans                                           (8,622)       (126,831)               -               -            (241)
     Terminations and withdrawals                       (1,495,273)       (335,298)          (2,096)         (1,928)              -
                                                      ------------     -----------       ----------       ---------      ----------
         Increase (decrease) in net assets resulting
           from principal transactions                  (1,156,676)        855,561           (2,179)         (2,622)         18,600
                                                      ------------     -----------       -----------      ---------      ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS            (2,303,179)     (1,375,584)          (2,527)         (2,784)         18,086

NET ASSETS:
     Beginning of year                                   5,116,769       5,109,462            2,530           2,784               -
                                                      ------------     -----------       ----------       ---------               -
     End of year                                      $  2,813,590     $ 3,733,878       $        3       $       -      $   18,086
                                                      ============     ===========       ==========       =========      ==========

(1) Since inception date of July 2002.

   See accompanying notes.

                                    VL-R-18

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                         STATEMENTS OF CHANGES IN NET ASSETS
                                                            For the Years Ended December 31, 2002 and December 31, 2001

                                                                                          2002
                                             ---------------------------------------------------------------------------------------
                                              SunAmerica -
                                               SunAmerica
                                                Balanced                                          VALIC Company I   VALIC Company I
                                               Portfolio -    UIF Equity Growth   UIF High Yield   International     Mid Cap Index
                                               Class A(1)          Portfolio         Portfolio     Equities Fund          Fund
                                             ---------------  -----------------   --------------  ---------------   ---------------
OPERATIONS:
  Net investment income (loss)               $           663  $        (23,392)   $      123,640  $        (6,514)  $        (5,654)
  Net realized loss on investments                         -          (761,812)         (426,084)        (385,799)       (1,065,554)
  Capital gain distributions from mutual
   funds                                                   -                 -                 -                -           309,128
  Net unrealized appreciation
   (depreciation) of investments                      (2,383)         (612,195)          153,114           55,344          (846,426)
                                             ---------------  -----------------   --------------  ---------------   ---------------
     Increase (decrease) in net assets
      resulting from operations                       (1,720)       (1,397,399)         (149,330)        (336,969)       (1,608,506)
                                             ---------------  -----------------   --------------  ---------------   ---------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                        16,108         1,138,033           285,569          318,598         2,288,050
  Net transfers                                       86,051          (645,576)         (530,318)         (35,540)        1,769,136
  Internal rollovers                                       -                 -                 -               -                  -
  Cost of insurance and other charges                 (6,826)         (604,024)         (162,819)        (161,078)       (1,094,904)
  Administrative charges                                (781)          (34,941)           (8,612)         (12,450)          (87,623)
  Policy loans                                          (111)         (201,396)            5,875           (5,134)          (71,728)
  Terminations and withdrawals                             -          (171,222)          (32,190)         (11,615)       (1,223,545)
                                             ---------------  ----------------    --------------  ---------------   ---------------
     Increase (decrease) in net assets
      resulting from principal transactions           94,441          (519,126)         (442,495)          92,781         1,579,386
                                             ---------------  ----------------    --------------  ---------------   ---------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS             92,721        (1,916,525)         (591,825)        (244,188)          (29,120)

NET ASSETS:
  Beginning of year                                        -         5,372,303         1,967,555        1,574,632         8,771,472
                                             ---------------  ----------------    --------------  ---------------
  End of year                                $        92,721  $      3,455,778    $    1,375,730  $     1,330,444   $     8,742,352
                                             ===============  ================    ==============  ===============   ===============

                                             VALIC Company I   VALIC Company I   VALIC Company I  VALIC Company I
                                             Money Market I     Nasdaq - 100        Science &     Small Cap Index  VALIC Company I
                                                  Fund           Index Fund      Technology Fund        Fund       Stock Index Fund
                                             ---------------   ---------------   ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income (loss)               $       241,212   $        (9,939)  $        (3,137) $         4,889  $        138,158
  Net realized loss on investments                         -          (421,034)         (100,424)         (56,190)       (1,993,346)
  Capital gain distributions from mutual
   funds                                                   -                 -                 -                -           705,226
  Net unrealized appreciation
   (depreciation) of investments                          (8)         (310,412)         (125,305)        (346,842)       (6,020,777)
                                             ---------------   ---------------   ---------------  ---------------  ----------------
     Increase (decrease) in net assets
      resulting from operations                      241,204          (741,385)         (228,866)        (398,143)       (7,170,739)
                                             ---------------   ---------------   ---------------  ---------------  ----------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                    78,127,466           456,899           252,511          427,217         7,972,943
  Net transfers                                  (77,689,898)          547,642           104,185          827,664         9,563,937
  Internal rollovers                               4,680,779                 -                 -                -                 -
  Cost of insurance and other charges             (7,888,139)         (250,639)          (94,950)        (177,453)       (3,353,403)
  Administrative charges                          (3,456,650)          (20,482)          (12,259)         (20,701)         (324,482)
  Policy loans                                    (1,480,127)          (12,360)           12,243           (1,506)          (89,359)
  Terminations and withdrawals                    (3,671,295)         (318,578)          (13,080)          (4,145)         (867,240)
                                             ---------------   ---------------   ---------------  ---------------  ----------------
     Increase (decrease) in net assets
      resulting from principal transactions      (11,377,864)          402,482           248,650        1,051,076        12,902,396
                                             ---------------   ---------------   ---------------  ---------------  ----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS        (11,136,660)         (338,903)           19,784          652,933         5,731,657

NET ASSETS:
  Beginning of year                               53,079,595         1,629,231           401,386        1,035,668        22,886,311
                                             ---------------   ---------------   ---------------  ---------------  ----------------
  End of year                                $    41,942,935   $     1,290,328   $       421,170  $     1,688,601  $     28,617,968
                                             ===============   ===============   ===============  ===============  ================

(1) Since inception date of June 2002.

See accompanying notes.

                                    VL-R 19

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                         For the Years Ended December 31, 2002 and December 31, 2001

                                                                                    2002
                                         ----------------- ----------------- ------------------- ----------------- -----------------

                                           Van Kampen LIT    Van Kampen LIT    Van Kampen LIT      Van Kampen LIT
                                          Emerging Growth      Government     Growth and Income   Strategic Stock     Vanguard VIF
                                            Portfolio -        Portfolio -       Portfolio -        Portfolio -     High Yield Bond
                                          Class I Shares     Class I Shares    Class I Shares      Class I Shares      Portfolio
                                         ----------------- ----------------- ------------------- ----------------- -----------------
OPERATIONS:
 Net investment income (loss)             $          (292)  $         1,343   $          (6,646)  $        41,618   $        86,200
 Net realized gain (loss) on investments          (10,775)              119             (85,747)          129,873           (62,557)
 Capital gain distributions from mutual
  funds                                                 -                 -                   -                 -                 -
 Net unrealized appreciation
  (depreciation) of investments                   (19,220)            3,081            (258,773)          (94,970)           38,852
                                         ----------------- ----------------- ------------------- ----------------- -----------------
   Increase (decrease) in net assets
    resulting from operations                     (30,287)            4,543            (351,166)           76,521            62,495
                                         ----------------- ----------------- ------------------- ----------------- -----------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                      21,819            88,371             350,154           197,166           410,754
 Net transfers                                      6,193            11,510           2,388,124        (1,874,682)        1,049,802
 Internal rollovers                                     -                 -                   -                 -                 -
 Cost of insurance and other
 charges                                           (7,951)           (6,168)           (217,982)          (84,135)         (223,235)
 Administrative charges                                 -                 -             (14,361)           (7,418)          (21,872)
 Policy loans                                           -                 -              (2,605)           (1,663)            1,456
 Terminations and withdrawals                      (4,715)                -             (46,531)          (34,783)          (36,030)
                                         ----------------- ----------------- ------------------- ----------------- -----------------
   Increase (decrease) in net assets
    resulting from principal
    transactions                                   15,346            93,713           2,456,799        (1,805,515)        1,180,875
                                         ----------------- ----------------- ------------------- ----------------- -----------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           (14,941)           98,256           2,105,633        (1,728,994)        1,243,370


NET ASSETS:
 Beginning of year                                 86,339            37,946                   -         1,728,994           994,899
                                         ----------------- ----------------- ------------------- ----------------- -----------------
 End of year                              $        71,398   $       136,202   $       2,105,633   $             -   $     2,238,269
                                         ================= ================= =================== ================= =================

                                            Vanguard VIF
                                             REIT Index
                                             Portfolio
                                         -----------------
OPERATIONS:
 Net investment income (loss)             $        42,399
 Net realized gain (loss) on investments             (734)
 Capital gain distributions from mutual
  funds                                            16,944
 Net unrealized appreciation
  (depreciation) of investments                  (107,359)
                                         -----------------
   Increase (decrease) in net assets
    resulting from operations                     (48,750)
                                         -----------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                     906,246
 Net transfers                                  2,414,771
 Internal rollovers                                     -
 Cost of insurance and other charges             (281,129)
 Administrative charges                           (44,648)
 Policy loans                                         367
 Terminations and withdrawals                    (369,910)
                                         -----------------
   Increase (decrease) in net assets
    resulting from principal
    transactions                                2,625,697
 TOTAL INCREASE (DECREASE) IN NET ASSETS        2,576,947
                                         -----------------
NET ASSETS:
 Beginning of year                                676,033
                                         -----------------
 End of year                              $     3,252,980
                                         =================

See accompanying notes.

                                    VL-R 20

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                           For the Years Ended December 31, 2002 and December 31, 2001

                                                                                        2001
                                                  ---------------------------------------------------------------------------------
                                                      AIM V.I.
                                                      Capital          AIM V.I.        AIM V.I.        American        Ayco Series
                                                   Appreciation     International       Premier       Century VP          Trust
                                                       Fund          Growth Fund     Equity Fund      Value Fund       Growth Fund
                                                  -------------    --------------   -------------   -------------    -------------
OPERATIONS:
   Net investment income (loss)                   $         (68)   $      (15,408)  $     (78,745)  $      (6,633)   $      (4,465)
   Net realized gain (loss) on investments                    -          (792,600)       (702,243)          3,215           34,205)
   Capital gain distributions from mutual funds             391           102,509         268,088               -           21,270
   Net unrealized appreciation (depreciation)
     of investments                                      (1,691)         (411,391)     (1,396,184)        176,536       (1,131,515)
                                                  -------------    --------------   -------------   -------------    -------------
       Increase (decrease) in net assets
         resulting from operations                       (1,368)       (1,116,890)     (1,909,084)        173,118       (1,148,915)
                                                  -------------    --------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                           1,500         1,322,357       3,692,178         291,726          101,767
   Net transfers                                          2,041           343,838       1,311,134       2,027,220        8,263,184
   Internal rollovers                                         -             2,404          50,052           9,266                -
   Cost of insurance and other charges                     (335)         (610,038)     (1,696,141)       (112,246)        (318,632)
   Administrative charges                                     -           (44,835)       (119,029)        (11,661)          (4,116)
   Policy loans                                               -             8,677        (154,703)         (7,490)               -
   Terminations and withdrawals                               -           (82,540)       (353,688)        (22,305)               -
                                                  -------------    --------------   -------------   -------------    -------------
       Increase in net assets resulting
         from principal transactions                      3,206           939,863       2,729,803       2,174,510        8,042,203
                                                  -------------    --------------   -------------   -------------    -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                1,838          (177,027)        820,719       2,347,628        6,893,288

NET ASSETS:
   Beginning of year                                      3,032         4,087,489      12,635,699          10,985            8,293
                                                  -------------    --------------   -------------   -------------    -------------
   End of year                                    $       4,870    $    3,910,462   $  13,456,418   $   2,358,613    $   6,901,581
                                                  =============    ==============   =============   =============    =============

                                                                   Deutsche Asset   Deutsche Asset
                                                  Credit Suisse    Management VIT   Management VIT    Dreyfus IP      Dreyfus VIF
                                                    Small Cap        Scudder VIT     Scudder VIT     MidCap Stock     Quality Bond
                                                     Growth          EAFE Equity      Equity 500      Portfolio -       Portfolio -
                                                    Portfolio        Index Fund       Index Fund    Initial shares   Initial shares
                                                  -------------    --------------   --------------  --------------   --------------
OPERATIONS:
   Net investment income (loss)                   $      (1,237)   $         (448)  $          (84) $       (1,026)  $      427,008
   Net realized gain (loss) on investments              (16,089)          (18,019)         (14,250)        (31,065)          60,996
   Capital gain distributions from mutual funds               -                 -              155               -           61,639
   Net unrealized appreciation (depreciation)
     of investments                                      63,068            (2,313)         (24,999)         75,001         (114,918)
                                                  -------------    --------------   --------------  --------------   --------------
       Increase (decrease) in net assets
         resulting from operations                       45,742           (20,780)         (39,178)         42,910          434,725
                                                  -------------    --------------   --------------  --------------   --------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                          49,872             6,522           26,200         131,751        1,234,500
   Net transfers                                        403,596           (27,420)        (102,519)        845,140        1,615,834
   Internal rollovers                                         -                 -                -               -                -
   Cost of insurance and other charges                  (68,069)             (884)          (6,307)        (94,360)        (777,510)
   Administrative charges                                (2,430)                -                -          (6,208)         (45,726)
   Policy loans                                             579                39              127          (1,399)          (4,477)
   Terminations and withdrawals                               -                 -                -               -         (300,879)
                                                  -------------    --------------   --------------  --------------   --------------
       Increase in net assets resulting
         from principal transactions                    383,548           (21,743)         (82,499)        874,924        1,721,742
                                                  -------------    --------------   --------------  --------------   --------------
   TOTAL INCREASE IN NET ASSETS                         429,290           (42,523)        (121,677)        917,834        2,156,467

NET ASSETS:

   Beginning of year                                     26,956            90,243          297,980           8,132        6,897,388
                                                  -------------    --------------   --------------  --------------   --------------
   End of year                                    $     456,246    $       47,720   $      176,303  $      925,966   $    9,053,855
                                                  =============    ==============   ==============  ==============   ==============

See accompanying notes.

                                    VL-R 21

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Years Ended December 31, 2002 and December 31, 2001

                                                                                           2001
                                                      -----------------------------------------------------------------------------
                                                       Dreyfus VIF    Fidelity VIP     Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                        Small Cap    Asset Manager      Contrafund   Equity - Income       Growth
                                                        Portfolio     Portfolio -       Portfolio -     Portfolio -      Portfolio
                                                        - Initial        Service          Service         Service        - Service
                                                         shares         Class 2           Class 2         Class 2         Class 2
                                                      ------------    ------------     ------------  ---------------   ------------
OPERATIONS:
     Net investment income (loss)                     $    (18,372)   $        684     $     (8,135)   $    (11,395)   $     (9,836)
     Net realized gain (loss) on investments              (974,854)         (3,686)         (60,359)         (6,216)       (111,716)
     Capital gain distributions from mutual funds          533,329             609            1,975           3,634          13,211
     Net unrealized appreciation (depreciation)
       of investments                                       37,035           8,605           56,358           6,556          36,796
                                                      ------------    ------------     ------------    ------------    ------------
         Increase (decrease) in net assets
           resulting from operations                      (422,862)          6,212          (10,161)         (7,421)        (71,545)
                                                      ------------    ------------     ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        1,920,210         106,179          331,319         595,715         492,296
     Net transfers                                       1,635,034         317,538        3,802,085       5,619,287       3,103,702
     Internal rollovers                                      5,276               -                -               -               -
     Cost of insurance and other charges                  (973,115)        (45,480)        (230,725)       (272,772)       (245,425)
     Administrative charges                                (70,192)         (4,732)         (14,330)        (25,891)        (21,864)
     Policy loans                                           17,146           1,791            7,505           3,516           5,561
     Terminations and withdrawals                         (249,389)        (18,295)          (6,562)        (64,807)           (262)
                                                      ------------    ------------     ------------    ------------    ------------
         Increase in net assets resulting
           resulting from principal transactions         2,284,970         357,001        3,889,292       5,855,048       3,334,008
                                                      ------------    ------------     ------------    ------------    ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS             1,862,108         363,213        3,879,131       5,847,627       3,262,463

NET ASSETS:
     Beginning of year                                   6,350,292           1,513           19,405          32,520         139,531
                                                      ------------    ------------     ------------    ------------    ------------
     End of year                                      $  8,212,400    $    364,726     $  3,898,536    $  5,880,147    $  3,401,994
                                                      ============    ============     ============    ============    ============

                                                                                                        Franklin
                                                                                                        Templeton       Franklin
                                                        Franklin        Franklin         Franklin      - Templeton      Templeton
                                                        Templeton       Templeton       Templeton -     Developing     - Templeton
                                                     Franklin Small  - Franklin U.S.   Mutual Shares      Market          Foreign
                                                       Cap Fund -       Government   Securities Fund    Securities      Securities
                                                         Class 2     Fund - Class 2     - Class 2     Fund - Class 2  Fund - Class 2
                                                     --------------  --------------  ---------------  --------------  --------------
OPERATIONS:
     Net investment income (loss)                     $       (188)   $          -     $          -    $         53    $        246
     Net realized gain (loss) on investments                (2,298)              -                -            (637)         (2,319)
     Capital gain distributions from mutual funds                -               -                -               -           2,303
     Net unrealized appreciation (depreciation)
       of investments                                          600               -                -             246          (1,676)
                                                      ------------    ------------     ------------    ------------    ------------
         Increase (decrease) in net assets
           resulting from operations                        (1,886)              -                -            (338)         (1,446)
                                                      ------------    ------------     ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                            2,010               -                -               -             781
     Net transfers                                          31,344               -                -            (535)          5,264
     Internal rollovers                                      3,158               -                -               -               -
     Cost of insurance and other charges                    (2,969)              -                -          (1,105)            (16)
     Administrative charges                                      -               -                -               -               -
     Policy loans                                            1,122               -                -               -           1,122
     Terminations and withdrawals                                -               -                -               -               -
                                                      ------------    ------------     ------------    ------------    ------------
         Increase in net assets resulting
           resulting from principal transactions            34,665               -                -          (1,640)          7,151
                                                      ------------    ------------     ------------    ------------    ------------
     TOTAL INCREASE IN NET ASSETS                           32,779               -                -          (1,978)          5,705

NET ASSETS:
     Beginning of year                                      18,645               -                -           4,066           2,533
                                                      ------------    ------------     ------------    ------------    ------------
     End of year                                      $     51,424    $          -     $          -    $      2,088    $      8,238
                                                      ============    ============     ============    ============    ============

See accompanying notes.

                                     VL-R 22

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                       STATEMENTS OF CHANGES IN NET ASSETS
                                                              For the Years Ended December 31, 2002 and December 31, 2001

                                                                                           2001
                                                 ---------------------------------------------------------------------------------
                                                    Janus Aspen         Janus Aspen     Janus Aspen
                                                      Series              Series          Series
                                                    Aggressive        International      Worldwide       JPMorgan
                                                      Growth             Growth            Growth          Small      MFS Capital
                                                    Portfolio -         Portfolio -     Portfolio -       Company    Opportunities
                                                  Service Shares     Service Shares   Service Shares     Portfolio       Series
                                                 ----------------    --------------   --------------   ------------  -------------
OPERATIONS:
  Net investment income (loss)                   $         (3,135)   $        1,187   $       (2,784)  $       (581) $      (6,083)
  Net realized gain (loss) on investments                 (32,472)          (38,407)        (111,794)        (7,649)      (200,925)
  Capital gain distributions from mutual funds                  -                 -                -              -         63,080
  Net unrealized appreciation (depreciation)
    of investments                                       (112,556)          (55,820)          (2,659)         6,764         15,510

      Increase (decrease) in net assets
        resulting from operations                        (148,163)          (93,040)        (117,237)        (1,466)      (128,418)

PRINCIPAL TRANSACTIONS:
  Net premiums                                            224,211           189,280          242,367         16,929        359,273
  Net transfers                                           813,927         1,066,517        1,080,826        199,611      1,641,934
  Internal rollovers                                            -                 -                -              -              -
  Cost of insurance and other charges                     (99,175)          (78,066)        (162,092)       (14,394)      (282,591)
  Administrative charges                                  (10,136)           (8,858)         (11,867)          (812)       (16,837)
  Policy loans                                              1,859             2,534            5,602              -          5,933
  Terminations and withdrawals                               (180)          (46,143)          (4,665)          (940)       (22,884)

      Increase in net assets resulting
        from principal transactions                       930,506         1,125,264        1,150,171        200,394      1,684,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 782,343         1,032,224        1,032,934        198,928      1,556,410

NET ASSETS:
  Beginning of year                                        29,043            23,996           67,896          4,870         34,515

  End of year                                    $        811,386    $    1,056,220   $    1,100,830   $    203,798  $   1,590,925


                                                                                          MFS New                      MFS Total
                                                   MFS Emerging      MFS Investors       Discovery     MFS Research     Return
                                                  Growth Series       Trust Series        Series           Series       Series
                                                 ----------------    --------------   --------------   ------------  -------------
OPERATIONS:
  Net investment income (loss)                   $        (70,987)   $           75   $       (3,314)  $     (2,704) $         392
  Net realized gain (loss) on investments              (1,127,493)           (1,333)         (48,894)       (12,901)           291
  Capital gain distributions from mutual funds            586,390               265           16,179         19,230            910
  Net unrealized appreciation (depreciation)
    of investments                                     (3,692,141)             (807)          37,487        (72,314)        (1,474)

      Increase (decrease) in net assets
        resulting from operations                      (4,304,231)           (1,800)           1,458        (68,689)           119


PRINCIPAL TRANSACTIONS:
  Net premiums                                          3,515,632                 -          625,815        182,160          3,392
  Net transfers                                         1,683,728            (2,178)         666,369        679,944         24,617
  Internal rollovers                                       50,052                 -                -              -          2,763
  Cost of insurance and other charges                  (1,763,545)           (2,766)         (63,342)       (83,172)        (1,248)
  Administrative charges                                 (105,249)                -          (18,623)        (7,762)             -
  Policy loans                                            (96,588)                -           (1,162)         1,191              -
  Terminations and withdrawals                           (135,628)                -          (19,971)             -              -

      Increase in net assets resulting
        from principal transactions                     3,148,402            (4,944)       1,189,086        772,361         29,524

  TOTAL INCREASE IN NET ASSETS                         (1,155,829)           (6,744)       1,190,544        703,672         29,643

NET ASSETS:
  Beginning of year                                    11,391,696            11,866            8,376         43,480         19,714
                                                 ----------------    --------------   --------------   ------------  -------------
  End of year                                    $     10,235,867    $        5,122   $    1,198,920   $    747,152  $      49,357
                                                 ================    ==============   ==============   ============  =============


See accompanying notes.

                                     VL-R 23

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                         STATEMENTS OF CHANGES IN NET ASSETS
                                                             For the Years Ended December 31, 2002 and December 31, 2001

                                                                                       2001
                                                  ------------------------------------------------------------------------------
                                                     Neuberger     Neuberger
                                                    Berman AMT       Berman         OGIT           OGIT                OGIT
                                                  Mid-Cap Growth  AMT Partners  Equity Index     Large Cap           Mid Cap
                                                    Portfolio       Portfolio    Portofolio   Growth Portfolio  Growth Portfolio
                                                  --------------  ------------  ------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss)                      $   (2,652)    $     (124)   $       55       $     (62)        $     (33)
  Net realized gain (loss) on investments               (3,576)          (605)         (195)              -               (72)
  Capital gain distributions from mutual funds               -              -             -             347               474
  Net unrealized appreciation (depreciation)
    of investments                                     (35,977)         2,113        (1,623)           (958)             (739)
                                                    ----------     ----------    ----------       ---------         ---------
      Increase (decrease) in net assets
        resulting from operations                      (42,205)         1,384        (1,763)           (673)             (370)
                                                    ----------     ----------    ----------       ---------         ---------
PRINCIPAL TRANSACTIONS:
  Net premiums                                         145,583            341         2,400               -                 -
  Net transfers                                        512,983         46,123         2,069             386                69
  Internal rollovers                                         -              -             -               -                 -
  Cost of insurance and other charges                  (54,030)          (158)         (722)           (146)             (147)
  Administrative charges                                (6,599)             -             -               -                 -
  Policy loans                                             225          1,122             -               -                 -
  Terminations and withdrawals                         (18,623)             -             -               -                 -
                                                    ----------     ----------    ----------       ---------         ---------
      Increase in net assets resulting
        resulting from principal transactions          579,539         47,428         3,747             240               (78)
                                                    ----------     ----------    ----------       ---------         ---------
  TOTAL INCREASE (DECREASE) IN NET ASSETS              537,334         48,812         1,984            (433)             (448)

NET ASSETS:
  Beginning of year                                    115,030              -         9,729           2,999             3,148
                                                    ----------     ----------    ----------       ---------         ---------
  End of year                                       $  652,364     $   48,812    $   11,713       $   2,566         $   2,700
                                                    ==========     ==========    ==========       =========         =========

                                                                 PIMCO Real     PIMCO Short-     PIMCO Total
                                                  Oppenheimer Return Portfolio Term Portfolio  Return Portfolio      Putnam VT
                                                  High Income  Administrative  Administrative   Administrative   Diversified Income
                                                    Fund/VA        Class           Class             Class        Funds - Class IB
                                                  ----------- ---------------- --------------  ----------------  ------------------
OPERATIONS:
  Net investment income (loss)                    $      307     $    46,453     $    20,257      $    46,904        $   108,554
  Net realized gain (loss) on investments                (80)          2,538            (155)           9,723            (50,341)
  Capital gain distributions from mutual funds             -          22,962           3,711           60,000                  -
  Net unrealized appreciation (depreciation)
    of investments                                       719         (41,295)          1,623          (51,078)           (15,533)
                                                  ----------     -----------     -----------      -----------        -----------
      Increase (decrease) in net assets
        resulting from operations                        946          30,658          25,436           65,549             42,680
                                                  ----------     -----------     -----------      -----------        -----------

PRINCIPAL TRANSACTIONS:
  Net premiums                                         4,868         217,136          81,884          227,351            919,573
  Net transfers                                       70,110       1,802,543       1,001,578        3,278,323            844,850
  Internal rollovers                                       -           6,694               -                -                  -
  Cost of insurance and other charges                 (1,192)       (124,312)        (50,482)         (98,622)          (186,821)
  Administrative charges                                   -          (9,335)         (4,111)          (9,979)           (59,706)
  Policy loans                                             -         (15,622)          1,810            6,438             (6,168)
  Terminations and withdrawals                             -         (30,326)        (28,702)         (16,599)           (27,656)
                                                  ----------     -----------     -----------      -----------        -----------
      Increase in net assets resulting
        resulting from principal transactions         73,786       1,846,778       1,001,977        3,386,912          1,484,072
                                                  ----------     -----------     -----------      -----------        -----------
  TOTAL INCREASE IN NET ASSETS                        74,732       1,877,436       1,027,413        3,452,461          1,526,752

NET ASSETS:
  Beginning of year                                    3,390             564          26,927              561          1,065,651
                                                  ----------     -----------     -----------      -----------        -----------
  End of year                                     $   78,122     $ 1,878,000     $ 1,054,340      $ 3,453,022        $ 2,592,403
                                                  ==========     ===========     ===========      ===========        ===========

See accompanying notes.

                                    VL-R 24

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                 For the Years Ended December 31, 2002 and December 31, 2001

                                                                                        2001
                                                 -----------------------------------------------------------------------------------
                                                                      Putnam VT
                                                                    International
                                                 Putnam VT Growth     Growth and    Putnam VT Small                      Putnam VT
                                                 and Income Fund -   Income Fund -  Cap Value Fund -  Putnam VT Vista   Voyager Fund
                                                    Class IB          Class IB         Class IB       Fund - Class IB    - Class IB
                                                 -----------------  --------------  ----------------  ---------------   ------------
OPERATIONS:
  Net investment income (loss)                      $   109,853      $   140,886        $    (171)      $     912         $   4,520
  Net realized gain (loss) on investments              (133,571)        (465,413)           1,318               -            (4,831)
  Capital gain distributions from mutual funds                -           30,139                -               -                -
  Net unrealized appreciation (depreciation)
    of investments                                     (372,734)        (401,135)          10,481          (2,035)           (3,247)
                                                    -----------      -----------        ---------       ---------         ---------
      Increase (decrease) in net assets
        resulting from operations                      (396,452)        (695,523)          11,628          (1,123)           (3,558)
                                                    -----------      -----------        ---------       ---------         ---------

PRINCIPAL TRANSACTIONS:
  Net premiums                                        2,267,531          749,204            1,285           1,960             8,469
  Net transfers                                       3,583,289        1,114,111           96,389          48,853           140,256
  Internal rollovers                                     12,261           11,875                -               -                 -
  Cost of insurance and other charges                  (846,584)        (308,675)          (1,699)           (281)           (4,379)
  Administrative charges                               (106,149)         (24,046)               -               -                 -
  Policy loans                                           95,180          (23,027)               -               -             1,122
  Terminations and withdrawals                         (298,191)        (191,129)               -               -                 -
                                                    -----------      -----------        ---------       ---------         ---------
      Increase in net assets resulting
        resulting from principal transactions         4,707,337        1,328,313           95,975          50,532           145,468
                                                    -----------      -----------        ---------       ---------         ---------
  TOTAL INCREASE (DECREASE) IN NET ASSETS             4,310,885          632,790          107,603          49,409           141,910

NET ASSETS:
     Beginning of year                                4,252,916        2,812,183                -           3,024            18,202
                                                    -----------      -----------        ---------       ---------         ---------
     End of year                                    $ 8,563,801      $ 3,444,973        $ 107,603       $  52,433         $ 160,112
                                                    ===========      ===========        =========       =========         =========

                                                                       SAFECO RST
                                                                         Growth         Scudder    Scudder Small     SunAmerica -
                                                       SAFECO RST-    Opportunities  International   Cap Value    Aggressive Growth
                                                    Equity Portfolio    Portfolio      Portfolio     Portfolio   Portfolio - Class A
                                                    ----------------  -------------  ------------- ------------- -------------------
OPERATIONS:
  Net investment income (loss)                       $    (1,908)     $   (30,363)    $       9      $     (75)        $       -
  Net realized gain (loss) on investments               (313,119)         (30,067)       (1,105)           510                 -
  Capital gain distributions from mutual funds                 -          110,453           456              -                 -
  Net unrealized appreciation (depreciation)
    of investments                                      (272,195)         707,325          (194)            61                 -
                                                     -----------      -----------     ---------      ---------         ---------
      Increase (decrease) in net assets
        resulting from operations                       (587,222)         757,348          (834)           496                 -
                                                     -----------      -----------     ---------      ---------         ---------

PRINCIPAL TRANSACTIONS:
  Net premiums                                           914,591        1,194,397             -              -                 -
  Net transfers                                          164,874          307,171           133         (1,101)                -
  Internal rollovers                                           -             (386)            -              -                 -
  Cost of insurance and other charges                   (642,408)        (511,987)         (147)          (148)                -
  Administrative charges                                 (27,018)         (42,481)            -              -                 -
  Policy loans                                           (11,575)         (85,509)            -              -                 -
  Terminations and withdrawals                          (380,427)        (131,671)            -              -                 -
                                                     -----------      -----------     ---------      ---------         ---------
      Increase in net assets resulting
        resulting from principal transactions             18,037          729,534           (14)        (1,249)                -
                                                     -----------      -----------     ---------      ---------         ---------
  TOTAL INCREASE IN NET ASSETS                          (569,185)       1,486,882          (848)          (753)                -

NET ASSETS:
  Beginning of year                                    5,685,954        3,622,580         3,378          3,537                 -
                                                     -----------      -----------     ---------      ---------         ---------
  End of year                                        $ 5,116,769      $ 5,109,462     $   2,530      $   2,784         $       -
                                                     ===========      ===========     =========      =========         =========

See accompanying notes.

                                    VL-R 25

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                      STATEMENTS OF CHANGES IN NET ASSETS
                                                           For the Years Ended December 31, 2002 and December 31, 2001

                                                                                       2001
                                                       ---------------------------------------------------------------------
                                                       SunAmerica -
                                                        SunAmerica                                   VALIC         VALIC
                                                         Balanced         UIF           UIF          Company      Company I
                                                        Portfolio -  Equity Growth   High Yield  I International    Mid Cap
                                                         Class A       Portfolio      Portfolio   Equities Fund   Index Fund
                                                       ------------  -------------   ----------  ---------------  ----------
OPERATIONS:
  Net investment income (loss)                           $       -   $    (43,757)  $   209,092    $    16,620   $     4,654
  Net realized gain (loss) on investments                        -       (882,542)     (157,634)      (215,694)     (517,383)
  Capital gain distributions from mutual funds                   -          7,547             -        130,475       812,463
  Net unrealized appreciation (depreciation)
    of investments                                               -       (276,444)     (152,769)      (231,754)     (384,197)
                                                         ---------   ------------   -----------    -----------   -----------
      Increase (decrease) in net assets
        resulting from operations                                -     (1,195,196)     (101,311)      (300,353)      (84,463)
                                                         ---------   ------------   -----------    -----------   -----------
PRINCIPAL TRANSACTIONS:
  Net premiums                                                   -      1,461,164       413,340        774,052     2,648,455
  Net transfers                                                  -     (1,039,668)       49,840         12,636       980,212
  Internal rollovers                                             -         38,177         6,694          3,561         3,176
  Cost of insurance and other charges                            -       (574,712)     (179,223)      (134,494)     (810,187)
  Administrative charges                                         -        (42,295)      (12,189)       (21,533)      (91,219)
  Policy loans                                                   -       (126,957)      (12,230)        (1,923)      (35,720)
  Terminations and withdrawals                                   -       (148,796)      (80,090)       (10,012)     (155,750)
                                                         ---------   ------------   -----------    -----------   -----------
      Increase in net assets resulting
        resulting from principal transactions                    -       (433,087)      186,142        622,287     2,538,967
                                                         ---------   ------------   -----------    -----------   -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                        -     (1,628,283)       84,831        321,934     2,454,504

NET ASSETS:
  Beginning of year                                              -      7,000,586     1,882,724      1,252,698     6,316,968
                                                         ---------   ------------   -----------    -----------   -----------
  End of year                                            $       -   $  5,372,303   $ 1,967,555    $ 1,574,632   $ 8,771,472
                                                         =========   ============   ===========    ===========   ===========

                                                          VALIC          VALIC          VALIC          VALIC         VALIC
                                                        Company I      Company I      Company I      Company I     Company I
                                                       Money Market  Nasdaq - 100     Science &      Small Cap       Stock
                                                          I Fund      Index Fund   Technology Fund  Index Fund    Index Fund
                                                       ------------  ------------  ---------------  ----------    ----------
OPERATIONS:
  Net investment income (loss)                         $    718,895  $    (4,482)    $   (2,203)   $     2,455   $     54,429
  Net realized gain (loss) on investments                         -      (32,956)       (98,979)        (9,494)      (922,595)
  Capital gain distributions from mutual funds                    -            -         22,482        129,571        890,159
  Net unrealized appreciation (depreciation)
    of investments                                                -      (61,362)       (51,878)       (81,714)    (2,662,661)
                                                       ------------  -----------     ----------    -----------   ------------
      Increase (decrease) in net assets
        resulting from operations                           718,895      (98,800)      (130,578)        40,818     (2,640,668)
                                                       ------------  -----------     ----------    -----------   ------------
PRINCIPAL TRANSACTIONS:
  Net premiums                                           97,344,826      178,310        100,250        150,294      6,226,992
  Net transfers                                         (61,108,720)   1,624,717        482,188        965,695      3,960,911
  Internal rollovers                                      7,302,442            -              -              -         48,430
  Cost of insurance and other charges                    (7,527,580)     (90,367)       (51,618)       (53,197)    (2,076,031)
  Administrative charges                                 (4,310,531)      (7,878)        (4,454)        (7,008)      (213,904)
  Policy loans                                           (6,090,895)           -            829          1,100       (128,324)
  Terminations and withdrawals                           (1,230,108)        (208)             -        (63,851)    (1,269,755)
                                                       ------------- -----------     ----------    -----------   ------------
      Increase in net assets resulting
        resulting from principal transactions            24,379,434    1,704,574        527,195        993,033      6,548,319
                                                       ------------  -----------     ----------    ----------    ------------
  TOTAL INCREASE IN NET ASSETS                           25,098,329    1,605,774        396,617      1,033,851      3,907,651

NET ASSETS:
  Beginning of year                                      27,981,266       23,457          4,769          1,817     18,978,660
                                                       ------------  -----------     ----------    -----------   ------------
  End of year                                          $ 53,079,595  $ 1,629,231     $  401,386    $ 1,035,668   $ 22,886,311
                                                       ============  ===========     ==========    ===========   ============

See accompanying notes.

                                    VL-R 26

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                              For the Years Ended December 31, 2002 and December 31, 2001

                                                                                         2001
                                                  ----------------------------------------------------------------------------------
                                                   Van Kampen LIT  Van Kampen LIT   Van Kampen LIT     Van Kampen LIT
                                                  Emerging Growth    Government       Growth and      Strategic Stock   Vanguard VIF
                                                     Portfolio -    Portfolio -   Income Portfolio -    Portfolio -     High Yield
                                                      Class 1         Class 1           Class 1           Class 1          Bond
                                                      Shares          Shares            Shares            Shares         Portfolio
                                                  --------------  --------------  ------------------  ---------------  -----------
OPERATIONS:
   Net investment income (loss)                   $         (400) $          (17) $                -  $        17,666  $    (2,714)
   Net realized gain (loss) on investments               (11,855)              -                   -           12,142          919
   Capital gain distributions from mutual funds                -               -                   -                -            -
   Net unrealized appreciation (depreciation)
     of investments                                       (5,891)             82                   -          (28,784)       5,520
                                                  --------------  --------------  ------------------  ---------------  -----------
        Increase (decrease) in net assets
         resulting from operations                       (18,146)             65                   -            1,024        3,725
                                                  --------------  --------------  ------------------  ---------------  -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                           13,242           1,623                   -          465,349      116,129
   Net transfers                                          82,070          35,803                   -          207,699      968,945
   Internal rollovers                                      3,947               -                   -            6,694        6,694
   Cost of insurance and other charges                   (12,705)            455                   -         (198,035)     (70,796)
   Administrative charges                                      -               -                   -          (15,442)      (5,664)
   Policy loans                                                -               -                   -           (9,703)      (8,299)
   Terminations and withdrawals                                -               -                   -          (56,055)     (16,399)
                                                  --------------  --------------  ------------------  ---------------  -----------
        Increase in net assets resulting
          resulting from principal transactions           86,554          37,881                   -          400,507      990,610
                                                  --------------  --------------  ------------------  ---------------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                68,408          37,946                   -          401,531      994,335

NET ASSETS:
   Beginning of year                                      17,931               -                   -        1,327,463          564
                                                  --------------  --------------  ------------------  ---------------  -----------
   End of year                                    $       86,339  $       37,946  $                -  $     1,728,994  $   994,899
                                                  ==============  ==============  ==================  ===============  ===========

                                                    Vanguard VIF
                                                     REIT Index
                                                      Portfolio
                                                  --------------

OPERATIONS:
   Net investment income (loss)                   $          953
   Net realized gain (loss) on investments                 5,164
   Capital gain distributions from mutual funds              312
   Net unrealized appreciation (depreciation)
     of investments                                       33,741
                                                  --------------
        Increase (decrease) in net assets
          resulting from operations                       40,170
                                                  --------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                          120,813
   Net transfers                                         612,106
   Internal rollovers                                          -
   Cost of insurance and other charges                   (45,573)
   Administrative charges                                 (5,423)
   Policy loans                                               59
   Terminations and withdrawals                          (47,264)
                                                  --------------
        Increase in net assets resulting
          resulting from principal transactions          634,718
                                                  --------------
   TOTAL INCREASE IN NET ASSETS                          674,888

NET ASSETS:
   Beginning of year                                       1,145
                                                  --------------
   End of year                                    $      676,033
                                                  ==============

See accompanying notes.

                                    VL-R 27

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Divisions
SEPARATE ACCOUNT VL-R

Note A - Organization

     Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life contracts issued by the Company. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is divided into sixty-one "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2002, the Funds available to contract owners through the various Divisions were as follows:

AIM Variable Insurance Funds - Class I Shares ("V.I."):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Government Securities Fund/(1)/
     AIM V.I. High Yield Fund/(1)/
     AIM V.I. International Growth Fund/(2)/
     AIM V.I. Premier Equity Fund/(3)/

American Century Variable Portfolios, Inc. ("VP"):
     VP Value Fund

Ayco Series Trust:
     Ayco Growth Fund

Credit Suisse Trust/(4)/:
     Small Cap Growth Portfolio/(4)/

Deutsche Asset Management VIT:
     Scudder VIT EAFE Equity Index Fund/(5)/
     Scudder VIT Equity 500 Index Fund/(6)/

Dreyfus Investment Portfolios ("IP"):
     MidCap Stock Portfolio - Initial shares

Dreyfus Variable Investment Fund ("VIF")
     Quality Bond Portfolio - Initial shares
     Small Cap Portfolio - Initial shares

Fidelity Variable Insurance Products Fund ("VIP"):
     VIP Asset Manager/SM/ Portfolio - Service Class 2
     VIP Contrafund(R) Portfolio - Service Class 2
     VIP Equity-Income Portfolio - Service Class 2
     VIP Growth Portfolio - Service Class 2

Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Fund - Class 2
     Franklin U.S. Government Fund - Class 2
     Mutual Shares Securities Fund - Class 2
     Templeton Developing Markets Securities Fund - Class 2
     Templeton Foreign Securities Fund - Class 2/(7)/

Janus Aspen Series - Service Shares:
     Aggressive Growth Portfolio
     International Growth Portfolio
     Worldwide Growth Portfolio

J.P. Morgan Series Trust II:
     JPMorgan Small Company Portfolio/(8)/

MFS Variable Insurance Trust:
     MFS Capital Opportunities Series
     MFS Emerging Growth Series
     MFS Investors Trust Series

MFS Variable Insurance Trust: (Cont.)
     MFS New Discovery Series
     MFS Research Series
     MFS Total Return Series

Neuberger Berman Advisers Management Trust ("AMT"):
     Mid-Cap Growth Portfolio
     Partners Portfolio

PIMCO Variable Insurance Trust Administrative Class:
     PIMCO Real Return Portfolio/(9)/
     PIMCO Short-Term Portfolio/(9)/
     PIMCO Total Return Portfolio/(9)/

Putnam Variable Trust ("VT"):
     Putnam VT Diversified Income Fund - Class IB
     Putnam VT Growth and Income Fund - Class IB
     Putnam VT International Growth and Income Fund - Class IB
     Putnam VT Small Cap Value Fund - Class IB
     Putnam VT Vista Fund - Class IB
     Putnam VT Voyager Fund - Class IB

SAFECO Resource Series Trust ("RST"):
     Equity Portfolio
     Growth Opportunities Portfolio

SunAmerica (a related party):
     Aggressive Growth Portfolio - Class A
     SunAmerica Balanced Portfolio - Class A

The Universal Institutional Funds, Inc. - Class I Shares ("UIF"):
     Equity Growth Portfolio
     High Yield Portfolio

VALIC COMPANY I (a related party)/(10)/:
     International Equities Fund
     Mid Cap Index Fund/(10)/
     Money Market I Fund/(10)/
     Nasdaq-100(R) Index Fund
     Science & Technology Fund/(10)/
     Small Cap Index Fund
     Stock Index Fund

Van Kampen Life Investment Trust - Class I Shares("LIT"):
     Emerging Growth Portfolio
     Government Portfolio
     Growth & Income Portfolio/(11)/

Vanguard Variable Insurance Fund ("VIF"):
     High Yield Bond Portfolio
     REIT Index Portfolio

/(1)/ These Divisions have had no activity, during 2001 or 2002.
/(2)/ Effective May 1, 2002, AIM V.I. International Equity Fund changed its name to AIM V.I. International Growth Fund.
/(3)/ Effective May 1, 2002, AIM V.I. Value Fund changed its name to AIM V.I.
      Premier Equity Fund.
/(4)/ Effective May 1, 2002 Credit Suisse Warburg Pincus Trust changed its name to Credit Suisse Trust, and the Small Company Growth Portfolio changed its name to Small Cap Growth Portfolio.

                                     VL-R 28

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Divisions
SEPARATE ACCOUNT VL-R

Note A - Organization - Continued

/(5)/ Effective April 30, 2002 Deutsche VIT EAFE Equity Index Fund changed its name to Scudder VIT EAFE Equity Index Fund.
/(6)/ Effective April 30, 2002 Deutsche VIT Equity 500 Index Fund changed its name to Scudder VIT Equity 500 Index Fund.
/(7)/ Effective May 1, 2002, Templeton International Securities Fund - Class 2 changed its name to Templeton Foreign Securities Fund Class 2.
/(8)/ Effective May 1, 2002, J.P. Morgan Small Company Portfolio changed its name to JPMorgan Small Company Portfolio.
/(9)/ Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio changed its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
/(10)/ Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund and T. Rowe Price Science & Technology Fund changed its name to Science & Technology Fund.
/(11)/ Effective May 1, 2002, the Van Kampen Life Investment Trust Strategic
       Stock Portfolio merged into the Van Kampen Life Investment Trust Growth & Income Portfolio.

         The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I. SunAmerica, also an affiliate of the Company, serves as the investment advisor to SunAmerica.

         In addition to the sixty-one Divisions above, a policy owner may allocate contract funds to a fixed account, which is part of the Company's general account. Policy owners should refer to the prospectus for a complete description of the available Funds and the fixed account.

         The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

         Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statements of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

         The accompanying financial statements of the Divisions of the Separate Account have been prepared -in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the Divisions and the methods of applying those principles is presented below. For the purpose of comparison with current year financials, all line items have been restated in the 2001 statement of operations and statement of changes in net assets to combine all products at fund level.

         Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

         Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolioas determined by the fund, which value their securities at fair value.

         Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

         Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Note C - Contract charges

         Deductions from premium payments - Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. For Corporate America contracts, we deduct from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services we perform and a premium tax that is applicable to us in your state or other jurisdiction. The amount we deduct in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount we deduct in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract. For other policies offered through the Separate Account (except for Corporate America, AG Legacy Plus, and Legacy Plus), prior to allocation to the Separate Account, the following sales load is deducted from each after-tax premium payment.

                                     VL-R 29

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Divisions
SEPARATE ACCOUNT VL-R

Note C - Contract charges - Continued

----------------------------------------------------
        Contracts                Sales Load
----------------------------------------------------
Platinum Investor I and II          2.50%
----------------------------------------------------
Platinum Investor III               5.00%
----------------------------------------------------
Platinum Investor PLUS              5.00%
----------------------------------------------------
Platinum Investor Survivor          6.50%
----------------------------------------------------
Platinum Investor Survivor II       5.00%
----------------------------------------------------

     Separate Account charges - Currently, daily charges at the following annual rates on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

-----------------------------------------------------------------------------------------------------------------------------------
                                    Mortality &
                                      Expense          First                          Second
                                      (M & E)       Reduction in       After       Reduction in        After        Year Policy
        Contracts                   Annual Rate       M & E Rate    Policy Year     M & E Rate      Policy Year    First Offered
-----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus                          .75%            .25%            10             .25%             20             2000
-----------------------------------------------------------------------------------------------------------------------------------
Corporate America                       .35%            .10%            10             .10%             20             2000
-----------------------------------------------------------------------------------------------------------------------------------
Legacy Plus                             .75%            .25%            10             .25%             20             1998
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II              .75%            .25%            10             .25%             10             1998
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III                   .70%            .25%            10             .35%             20             2000
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS                  .70%            .45%            10             .10%             20             2002
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor              .40%            .20%            10             .10%             30             2000
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II           .75%            .25%            15             .35%             30             2001
-----------------------------------------------------------------------------------------------------------------------------------

     Other charges paid to the Company include: deductions for the cost of insurance, monthly maintenance charges, surrender charges and additional benefit rider charges.

     Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

----------------------------------------------------------------------------------------------------------------------------------
                                              Surrender
                                  Surrender   Charge
        Contracts                 Charge      Period           Transaction Fee on Surrender
----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus                       No             N/A        Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Corporate America                    No             N/A        $25 transaction fee may be charged
----------------------------------------------------------------------------------------------------------------------------------
Legacy Plus                          No             N/A        $25 transaction fee may be charged
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II           Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III                Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS               Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor           Yes      First 9 years    Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II        Yes      First 14 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------

     Also, monthly charges are deducted, if you select additional benefits riders for contracts for certain contracts. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured or the specific coverage you chose under the rider.

Note D - Federal Income Taxes

     The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                     VL-R 30

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                              Divisions                                          Cost of          Proceeds from
                                                                                 Purchases            Sales
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  - Class I Shares                          $          -        $      4,227
AIM V.I. International Growth Fund  - Class I Shares                             1,262,117           1,041,618
AIM V.I. Premier Equity Fund - Class I Shares                                    3,697,791           2,887,841
American Century VP Value Fund                                                   5,083,100           1,452,766
Ayco Series Trust Growth Fund                                                    3,730,795             570,201
Credit Suisse Small Cap Growth Portfolio                                           273,874              77,400
Deutsche Asset Management VIT  Scudder VIT EAFE Equity Index Fund                        -              44,835
Deutsche Asset Management VIT Scudder VIT Equity 500 Index Fund                      2,140             155,885
Dreyfus IP MidCap Stock Portfolio - Initial shares                               1,181,095             214,551
Dreyfus VIF Quality Bond Portfolio - Initial shares                              4,870,409           6,437,310
Dreyfus VIF Small Cap Portfolio - Initial shares                                 4,467,745           3,358,432
Fidelity VIP Asset Manager Portfolio - Service Class 2                           2,191,088             138,662
Fidelity VIP Contrafund Portfolio - Service Class 2                              6,257,462           3,046,451
Fidelity VIP Equity-Income Portfolio - Service Class 2                           6,479,989           2,953,171
Fidelity VIP Growth Portfolio - Service Class 2                                  5,935,858             492,383
Franklin Templeton - Franklin Small Cap Fund - Class 2                              85,845              11,277
Franklin Templeton - Franklin U.S. Government Fund - Class 2                    17,700,946           8,948,071
Franklin Templeton - Mutual Shares Securities Fund - Class 2                     4,515,902             117,739
Franklin Templeton - Templeton Developing Markets Securities Fund - Class 2             30               1,215
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                 4,381,910             126,995
Janus Aspen Series Aggressive Growth Portfolio - Service Shares                  1,456,323             857,703
Janus Aspen Series International Growth Portfolio - Service Shares               1,018,221             398,998
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                   2,491,723             945,298
JPMorgan Small Company Portfolio                                                   213,965              31,195
MFS Capital Opportunities Series                                                 1,457,623             204,031
MFS Emerging Growth Series                                                       3,775,271           2,993,015
MFS Investors Trust Series                                                              19               4,404
MFS New Discovery Series                                                         1,325,503             264,107
MFS Research Series                                                                598,302             302,276
MFS Total Return Series                                                            750,850              94,411
Neuberger Berman AMT Mid-Cap Growth Portfolio                                    1,861,394             202,487
Neuberger Berman AMT Partners Portfolio                                             88,280              29,264
OGIT Equity Index Portfolio                                                              -               9,982
OGIT Large Cap Growth Portfolio                                                          -               1,837
OGIT Mid Cap Growth Portfolio                                                            -               2,088
Oppenheimer High Income Fund/VA                                                     70,210              26,140
PIMCO Real Return Portfolio  - Administrative Class                              5,158,246           1,455,084
PIMCO Short-Term Portfolio  - Administrative Class                               1,972,287             587,500
PIMCO Total Return Portfolio  - Administrative Class                             5,526,827             747,805
Putnam VT Diversified Income Fund - Class IB                                     1,846,910             784,724
Putnam VT Growth and Income Fund - Class IB                                      4,443,337           1,293,595
Putnam VT International Growth and Income Fund - Class IB                        2,099,688             435,743
Putnam VT Small Cap Value Fund - Class IB                                          207,489                   -
Putnam VT Vista Fund - Class IB                                                     24,373               6,233
Putnam VT Voyager Fund - Class IB                                                  121,924               9,811
SAFECO RST-Equity Portfolio                                                      2,428,170           3,577,799
SAFECO RST-Growth Opportunities Portfolio                                        2,062,750           1,221,260
Scudder International Portfolio                                                         11               2,169
Scudder Small Cap Value Portfolio                                                       11               2,518
SunAmerica - Aggressive Growth Portfolio - Class A                                  18,021                   -
SunAmerica - SunAmerica Balanced Portfolio - Class A                                94,841                   -
UIF Equity Growth Portfolio - Class I Shares                                       767,059           1,310,234
UIF High Yield Portfolio - Class I Shares                                          455,173             772,783
VALIC Company I International Equities Fund                                        464,242             378,620
VALIC Company I Mid Cap Index Fund                                               4,881,778           2,998,384
VALIC Company I Money Market I Fund                                             73,740,732          84,876,258
VALIC Company I Nasdaq - 100 Index Fund                                          2,754,561           2,362,825
VALIC Company I Science & Technology Fund                                          336,582              91,164
VALIC Company I Small Cap Index Fund                                             1,208,334             152,616
VALIC Company I Stock Index Fund                                                19,223,640           5,478,147

                                     VL-R-31

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                           Cost of          Proceeds from
                              Divisions                                   Purchases             Sales
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio  - Class I Shares              $     26,146        $      11,224
Van Kampen LIT Government Portfolio - Class I Shares                         101,809                7,073
Van Kampen LIT Growth and Income Portfolio - Class I Shares                2,848,914              401,455
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                    307,592            2,071,437
Vanguard VIF High Yield Bond Portfolio                                     3,219,579            1,951,468
Vanguard VIF REIT Index Portfolio                                          3,656,114              971,642
                                                                      --------------       --------------

Total                                                                  $ 227,222,920        $ 152,407,837
                                                                      ==============      = =============

                                    VL-R 32

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2002.

                                                                                    Net                                 Unrealized
                                                                                   Asset  Value of Shares   Cost of    Appreciation/
                               Divisions                                 Shares    Value     at Market    Shares Held (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  - Class I Shares                         0.013 $16.43   $        -    $         -  $         -
AIM V.I. International Growth Fund  - Class I Shares                   277,792.869  12.49    3,469,633      4,920,845   (1,451,212)
AIM V.I. Premier Equity Fund - Class I Shares                          606,385.651  16.22    9,835,575     15,662,771   (5,827,196)
American Century VP Value Fund                                         847,482.277   6.12    5,186,591      5,738,949     (552,358)
Ayco Series Trust Growth Fund                                        1,086,242.590   6.65    7,223,513     10,979,993   (3,756,480)
Credit Suisse Small Cap Growth Portfolio                                49,186.923   9.29      456,946        558,180     (101,234)
Deutsche Asset Management VIT Scudder VIT EAFE Equity Index Fund                 -   6.47            -              -            -
Deutsche Asset Management VIT Scudder VIT Equity 500 Index Fund          1,267.618   9.20       11,662         15,432       (3,770)
Dreyfus IP MidCap Stock Portfolio - Initial shares                     141,335.253  12.04    1,701,676      1,815,062     (113,386)
Dreyfus VIF Quality Bond Portfolio - Initial shares                    656,891.487  11.65    7,652,786      7,537,413      115,373
Dreyfus VIF Small Cap Portfolio - Initial shares                       270,250.134  28.40    7,675,104      9,542,049   (1,866,945)
Fidelity VIP Asset Manager Portfolio - Service Class 2                 184,081.288  12.59    2,317,583      2,392,050      (74,467)
Fidelity VIP Contrafund Portfolio - Service Class 2                    358,253.075  17.95    6,430,643      6,980,597     (549,954)
Fidelity VIP Equity-Income Portfolio - Service Class 2                 426,951.101  18.00    7,685,120      9,128,674   (1,443,554)
Fidelity VIP Growth Portfolio - Service Class 2                        286,862.814  23.21    6,658,086      8,678,691   (2,020,605)
Franklin Templeton - Franklin Small Cap Fund - Class 2                   7,295.875  12.70       92,658        120,079      (27,421)
Franklin Templeton - Franklin U.S. Government Fund - Class 2           658,324.799  13.49    8,880,802      8,728,309      152,493
Franklin Templeton - Mutual Shares Securities Fund - Class 2           371,625.917  12.02    4,466,944      4,396,735       70,209
Franklin Templeton - Templeton Developing Markets Securities Fund -
 Class 2                                                                   184.835   4.69          867          1,155         (288)
Franklin Templeton - Templeton Foreign Securities Fund - Class 2       462,497.309   9.42    4,356,725      4,256,509      100,216
Janus Aspen Series Aggressive Growth Portfolio - Service Shares         68,671.153  15.62    1,072,643      1,280,486     (207,843)
Janus Aspen Series International Growth Portfolio - Service Shares      73,665.601  17.18    1,265,575      1,565,946     (300,371)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares         100,400.958  20.95    2,103,400      2,511,050     (407,650)
JPMorgan Small Company Portfolio                                        30,861.117  10.34      319,104        374,143      (55,039)
MFS Capital Opportunities Series                                       223,388.277   9.53    2,128,890      2,744,870     (615,980)
MFS Emerging Growth Series                                             613,250.815  11.91    7,303,817     12,894,200   (5,590,383)
MFS Investors Trust Series                                                   0.709  13.47           10             11           (1)
MFS New Discovery Series                                               160,218.150  10.44    1,672,677      2,174,000     (501,323)
MFS Research Series                                                     76,024.761  10.78      819,547        999,533     (179,986)
MFS Total Return Series                                                 38,763.511  17.14      664,406        703,472      (39,066)
Neuberger Berman AMT Mid-Cap Growth Portfolio                          149,196.004  11.97    1,785,877      2,273,486     (487,609)
Neuberger Berman AMT Partners Portfolio                                  7,366.214  11.40       83,975        107,317      (23,342)
OGIT Equity Index Portfolio                                                  2.496   7.69           19             25           (6)
Oppenheimer High Income Fund/VA                                         14,714.747   7.51      110,508        121,164      (10,656)
PIMCO Real Return Portfolio  - Administrative Class                    514,542.673  11.90    6,123,058      5,705,505      417,553
PIMCO Short-Term Portfolio  - Administrative Class                     242,380.105  10.08    2,443,191      2,435,801        7,390
PIMCO Total Return Portfolio  - Administrative Class                   825,317.306  10.23    8,442,996      8,288,839      154,157
Putnam VT Diversified Income Fund - Class IB                           423,022.241   8.48    3,587,229      3,619,117      (31,888)
Putnam VT Growth and Income Fund - Class IB                            514,783.063  18.64    9,595,556     11,708,053   (2,112,497)
Putnam VT International Growth and Income Fund - Class IB              532,061.931   8.35    4,442,717      5,429,808     (987,091)
Putnam VT Small Cap Value Fund - Class IB                               21,520.169  12.16      261,685        304,606      (42,921)
Putnam VT Vista Fund - Class IB                                          6,617.658   7.87       52,081         68,317      (16,236)
Putnam VT Voyager Fund - Class IB                                       10,137.716  20.87      211,574        267,041      (55,467)
SAFECO RST-Equity Portfolio                                            155,704.652  18.07    2,813,583      3,563,402     (749,819)
SAFECO RST-Growth Opportunities Portfolio                              274,552.514  13.60    3,733,914      5,423,397   (1,689,483)
Scudder International Portfolio                                              0.365   7.96            3              3            -
Scudder Small Cap Value Portfolio                                            0.054  11.67            1              1            -
SunAmerica - Aggressive Growth Portfolio - Class A                       2,570.918   6.79       17,462         18,021         (559)
SunAmerica - SunAmerica Balanced Portfolio - Class A                     7,816.131  11.83       92,458         94,841       (2,383)
UIF Equity Growth Portfolio - Class I Shares                           337,729.513  10.23    3,454,973      5,556,997   (2,102,024)
UIF High Yield Portfolio - Class I Shares                              244,141.731   5.64    1,376,959      1,788,831     (411,872)
VALIC Company I International Equities Fund                            250,838.365   5.30    1,329,442      1,769,924     (440,482)
VALIC Company I Mid Cap Index Fund                                     618,307.314  14.14    8,742,865     11,014,635   (2,271,770)
VALIC Company I Money Market I Fund                                 41,942,640.620   1.00   41,942,641     41,942,641            -
VALIC Company I Nasdaq - 100 Index Fund                                467,210.724   2.76    1,289,502      1,666,401     (376,899)
VALIC Company I Science & Technology Fund                               56,297.453   7.48      421,105        598,525     (177,420)
VALIC Company I Small Cap Index Fund                                   179,255.350   9.42    1,688,585      2,117,142     (428,557)
VALIC Company I Stock Index Fund                                     1,181,072.109  24.23   28,617,377     38,939,276  (10,321,899)

                                     VL-R 33

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2002.

                                                                                 Net      Value of                     Unrealized
                                                                                Asset     Shares at       Cost of     Appreciation/
                         Divisions                                   Shares     Value       Market      Shares Held  (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio - Class I Shares           3,733.231  $19.09   $     71,267   $    103,096   $    (31,829)
Van Kampen LIT Government Portfolio - Class I Shares               13,837.314    9.82        135,882        132,719          3,163
Van Kampen LIT Growth and Income Portfolio - Class I Shares       156,120.184   13.47      2,102,939      2,361,712       (258,773)
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                   -   12.09              -              -              -
Vanguard VIF High Yield Bond Portfolio                            272,759.438    8.21      2,239,355      2,194,983         44,372
Vanguard VIF REIT Index Portfolio                                 253,472.782   12.84      3,254,591      3,328,192        (73,601)

Total                                                                                   $241,918,353   $289,645,022   $(47,726,669)
                                                                                        ===========================================

                                     VL-R 34

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                      -------------------------------------------------------------------------------------------------------------

                         AIM V.I.                           Fidelity VIP        Fidelity VIP        Fidelity VIP      Fidelity VIP
                      International                         Asset Manager        Contrafund       Equity - Income       Growth
AG Legacy Plus        Growth Fund -    American Century     Portfolio -     Portfolio - Service     Portfolio -       Portfolio -
Divisions:            Class 1 Shares     VP Value Fund    Service Class 2         Class 2         Service Class 2   Service Class 2
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                     13,237.533          19,195.157         1,530.059            6,070.463         16,085.084        8,893.324
Units, Purchased           4,415.303           4,130.757                 -            1,736.330          1,897.621          595.503
Units, Transferred
 between Funds             5,613.667          11,552.270         7,171.694           19,559.661         23,223.272       14,977.750
Units, Withdrawn            (490.305)         (2,666.668)         (196.259)          (1,578.507)        (1,307.300)      (2,804.949)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              22,776.198          32,211.516         8,505.494           25,787.947         39,898.677       21,661.628
                      ==============  ==================  ================  ===================   ================  ===============

                         Franklin
                        Templeton -   Franklin Templeton                                                               Neuberger
                      Franklin Small     - Templeton                                                                   Berman AMT
                        Cap Fund -    Foreign Securities    MFS Emerging          MFS New            MFS Total         Partners
                         Class 2        Fund - Class 2         Growth        Discovery Series      Return Series       Portfolio
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                      6,998.315           1,036.181        67,578.463            1,313.974          4,501.151        5,132.320
Units, Purchased           1,058.356             434.029        10,745.022              224.583            402.433          362.304
Units, Transferred
 between Funds            13,862.593           5,291.014        63,280.552            6,240.102          2,996.854        6,532.493
Units, Withdrawn          (2,002.891)           (166.431)       (5,533.135)            (232.448)          (364.668)        (260.112)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              19,916.373           6,594.793       136,070.902            7,546.211          7,535.770       11,767.005
                      ==============  ==================  ================  ===================   ================  ===============

                                          PIMCO Real        PIMCO Total
                       Oppenheimer    Return Portfolio -  Return Portfolio       Putnam VT        Putnam VT Small      Putnam VT
                       High Income      Administrative    - Administrative  Diversified Income    Cap Value Fund -   Vista Fund -
                         Fund VA            Class              Class          Fund - Class IB         Class IB         Class IB
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                      7,782.764          12,783.716        10,973.678            4,788.038          8,198.442        9,573.740
Units, Purchased           2,242.705           8,528.160           909.256            1,312.585          1,664.368        1,087.849
Units, Transferred
 between Funds             1,955.595          12,860.986        15,586.501            1,977.867         15,465.500        4,310.795
Units, Withdrawn            (237.476)         (1,492.087)       (2,370.190)            (177.544)          (728.407)        (294.820)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              11,743.588          32,680.775        25,099.245            7,900.946         24,599.903       14,677.564
                      ==============  ==================  ================  ===================   ================  ===============

                                                                                                                      Van Kampen
                                                                                                                     LIT Emerging
                        Putnam VT       VALIC Company I    VALIC Company      VALIC Company I                           Growth
                      Voyager Fund -     International    I Mid Cap Index      Money Market        VALIC Company      Portfolio -
                         Class IB        Equity Fund            Fund               Fund            I Stock Index    Class I Shares
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                     26,218.292           1,710.404         4,236.730           57,184.904          9,605.827       14,444.374
Units, Purchased           6,698.757             606.412         1,049.921          245,567.256          1,879.560        5,148.656
Units, Transferred
 between Funds            18,251.770           8,974.703        12,845.948         (239,474.568)        43,768.672        1,363.991
Units, Withdrawn          (3,763.264)           (236.001)         (707.146)         (15,944.677)        (2,726.477)        (776.138)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              47,405.555          11,055.518        17,425.453           47,332.915         52,527.582       20,180.883
                      ==============  ==================  ================  ===================   ================  ===============

                        Van Kampen
                      LIT Government
                       Portfolio -
                      Class I Shares
                      --------------
Units, at the
 Beginning of the
 Year                      3,341.404
Units, Purchased           7,237.752
Units, Transferred
 between Funds               954.684
Units, Withdrawn            (509.864)
                      --------------
Units, at the End
 of the Year              11,023.976
                      ==============

                                                                                                    Dreyfus VIF      Fidelity VIP
                         AIM V.I.                             American      Dreyfus VIF Quality      Small Cap        Contrafund
Corporate America     International    AIM V.I. Premier      Century VP      Bond Portfolio -        Portfolio -      Portfolio -
Divisions:             Growth Fund       Equity Fund         Value Fund       Initial shares       Initial shares   Service Class 2
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                     36,330.119          47,372.278         2,360.815           22,577.616         39,148.200        2,132.261
Units, Purchased             658.325              67.817         1,494.815            2,351.034          1,349.119        1,047.648
Units, Transferred
 between Funds               (36.202)             16.316         1,397.094               65.185          1,001.503        1,726.230
Units, Withdrawn         (31,024.030)        (41,320.588)         (121.568)         (17,758.465)       (31,370.494)        (123.482)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year               5,928.212           6,135.823         5,131.156            7,235.370         10,128.328        4,782.657
                      ==============  ==================  ================  ===================   ================  ===============

                                    VL-R 35

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                               DIVISIONS
                                    -----------------------------------------------------------------------------------------
                                        Fidelity                                       Janus Aspen  Janus Aspen
                                          VIP          Fidelity        Janus Aspen      Series         Series
                                        Equity-          VIP             Series       International  Worldwide
                                        Income          Growth         Aggressive        Growth       Growth
                                       Portfolio -     Portfolio - Growth Portfolio -  Portfolio -  Portfolio -     MFS Cpital
Corporate America Divisions -           Service         Service         Service         Service       Service     Opportunities
Continued                               Class 2         Class 2         Shares          Shares        Shares        Series
                                    ------------  -------------     ------------      ----------   -----------   -----------
Units, at the Beginning of the Year    6,676.994      2,078.164       2,288.181         835.484     4,448.239     3,217.962
Units, Purchased                       6,729.346      2,354.070               -       1,048.458     1,604.753             -
Units, Transferred between Funds       4,365.157         12.023           3.109          12.339     2,338.233        24.175
Units, Withdrawn                        (441.120)       (78.220)       (155.858)        (23.277)     (330.979)     (212.726)
                                    ------------  -------------     -----------       ---------    ----------    ----------
Units, at the End of the Year         17,330.377      4,366.037       2,135.432       1,873.004     8,060.246     3,029.411
                                    ============  =============     ===========       =========    ==========    ==========

                                                                                      PIMCO          PIMCO         PIMCO Total
                                                                                   Real Return     Short-Term        Return
                                    MFS Emerging      MFS New           MFS          Portfolio       Portfolio      Portfolio-
                                       Growing       Discovery       Research    -Administrative  -Administrative Administrative
                                       Series          Series          Series         Class           Class          Class
                                    ------------  -------------     -----------     -----------    ----------     ---------
Units, at the Beginning of the Year    1,597.010      1,712.162         997.444               -     5,270.813     2,554.415
Units, Purchased                               -              -       1,024.325               -       842.801     2,405.681
Units, Transferred between Funds           1.407      2,254.489           8.755       3,061.274       843.308       (10.246)
Units, Withdrawn                        (127.258)      (131.144)        (28.744)        (34.993)     (230.160)      (99.468)
                                    ------------  -------------     -----------       ---------    ----------    ----------
Units, at the End of the Year          1,471.159      3,835.507       2,001.780       3,026.281     6,726.762     4,850.382
                                    ============  =============     ===========       =========    ==========    ==========
                                     Putnam VT     Putnam VT
                                    Diversified    Growth and       SAFECO RST-        VALIC          VALIC         VALIC
                                      Income         Income           Growth         Company I      Company I     Company I
                                       Fund           Fund         Opportunities      Mid Cap      Money Market I Small Cap
                                     Class 1B       Class 1B          Portfolio      Index Fund       Fund        Index Fund
                                    ------------  -------------     -----------     -----------    ----------    ----------
Units, at the Beginning of the Year   99,029.015    110,488.645      26,516.130      45,378.660     2,211.603     1,346.925
Units, Purchased                      77,154.452    106,054.605          35.855       1,682.248    76,482.514     2,185.548
Units, Transferred between Funds      16,501.343     21,351.564         127.637          42.435   (49,375.892)       22.708
Units, Withdrawn                      (2,507.219)    (3,590.428)    (23,235.007)    (39,581.487)     (403.258)      (30.279)
                                    ------------  -------------     -----------     -----------    ----------    ----------
Units, at the End of the Year        190,177.591    234,304.386       3,444.615       7,521.856    28,914.967     3,524.902
                                    ============  =============     ===========     ===========    ==========    ==========
                                         VALIC
                                       Company I
                                      Stock Index     Vanguard REITF
                                         Fund        Index Portfolio
                                     ------------    -------------
Units, at the Beginning of the Year    59,072.174       2,407.365
Units, Purchased                        3,189.912       1,350.879
Units, Transferred between Funds          (50.180)        827.639
Units, Withdrawn                      (49,178.228)       (100.447)
                                     ------------    ------------
Units, at the End of the Year          13,033.678       4,485.436
                                     ============    ============
                                                    Deutsche Asset
                                       AIM V.I.     Management VIT   Deutsche Asset
                                    Premier Equity   Scudder VIT     Management VIT       UIF Equity Growth  VALIC Company I
                                     Fund-Class I    EAFE Equity   Scudder VIT Equity    Portfolio - Class I  Money Market
Legacy Plus Divisions:                 Shares         Index Fund     500 Index Fund          Shares               Fund
                                     ------------    -----------    ---------------      ----------------    --------------
Units, at the Beginning of the Year    15,448.271      5,923.201        18,703.845             7,381.773         5,564.041
Units, Purchased                          120.483         34.092           468.064                47.048           156.911
Units, Transferred between Funds                                                 -                     -                 -
Units, Withdrawn                      (15,568.098)    (5,957.293)      (17,562.298)           (7,428.821)       (4,744.294)
                                     ------------   ------------   ---------------      ----------------     -------------
Units, at the End of the Year               0.656              -         1,609.611                     -           976.658
                                     ============   ============   ===============      ================     =============
                                                                                        Franklin
                                                                                       Templeton
                                   AIM V.I. Capital    AIM V.I.                         Developing
                                     Appreciation   International    Franklin Small     Markets                        OGIT Equity
                                     Fund-Class 1   Growth Fund-        Cap Fund     Securities Fund-  MFS Investors      Index
The One Vul Solution Divisions:         Shares      Class 1 Shares      Class 2         Class 2       Trust Series      Portfolio
                                     ------------   --------------  --------------   ---------------  --------------  ------------
Units, at the Beginning of the Year       766.195        173.743           909.044           334.510         592.803     1,456.430
Units, Purchased                                -              -                 -                 -               -             -
Units, Transferred between Funds            9.819         (6.278)            3.355           (60.616)        (14.455)       47.078
Units, Withdrawn                         (776.014)      (167.465)         (912.399)         (273.894)       (578.348)   (1,503.508)
                                     ------------   ------------   ---------------  ----------------  --------------  ------------
Units, at the End of the Year                   -              -                 -                 -               -             -
                                     ============   ============   ===============  ================  ==============  ============

                                    VL-R-36

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                      DIVISIONS
                      -------------------------------------------------------------------------------------------------------------

                                                                                                     Scudder
The One Vul Solution                       OGIT Large         Oppenheimer         Putnam VT       International       SVS Dremen
Divisions -             OGIT Mid Cap       Cap Growth         High Income        Vista Fund -        Research          Small Cap
Continued:            Growth Portfolio     Portfolio            Fund/VA            Class IB         Portfolio      Value Portfolio
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                          319.014           420.988              295.801           474.442           401.196           227.795
Units, Purchased                     -                 -                    -                 -                 -                 -
Units, Transferred
 between Funds                 (14.485)           52.753               (2.971)            4.536             2.700           (45.420)
Units, Withdrawn              (304.529)         (473.741)            (292.830)         (478.978)         (403.896)         (182.375)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year                         -                 -                    -                 -                 -                 -
                      ================  ================   ==================  ================  ================  ================

                       Van Kampen LIT
                          Emerging
                      Growth Portfolio
                      - Class I Shares
                      ----------------
Units, at the
 Beginning of the
 Year                        1,936.384
Units, Purchased                     -
Units, Transferred
 between Funds                 125.892
Units, Withdrawn            (2,062.276)
                      ----------------
Units, at the End
 of the Year                         -
                      ================

                          AIM V.I.                                                                                    Dreyfus IP
                       International    AIM V.I. Premier        American                          Credit Suisse      MidCap Stock
Platinum Investor      Growth Fund -     Equity Fund -      Century VP Value     Ayco Growth        Small Cap        Portfolio -
Divisions:             Class I Shares    Class I Shares           Fund               Fund          Growth Fund      Initial shares
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                      356,170.122       983,405.657          111,235.155        21,904.481        27,892.534        40,853.494
Units, Purchased           114,357.067       268,784.177           16,702.511         6,952.274         2,998.296         4,878.421
Units, Transferred
 between Funds             (20,930.430)      (84,935.420)         105,169.421         2,449.592         7,825.169        24,294.173
Units, Withdrawn           (80,765.935)     (209,691.803)         (52,940.773)       (2,240.420)       (3,484.606)       (7,020.216)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year               368,830.824       957,562.611          180,166.314        29,065.927        35,231.393        63,005.872
                      ================  ================   ==================  ================  ================  ================

                        Dreyfus VIF       Dreyfus VIF                            Fidelity VIP      Fidelity VIP      Fidelity VIP
                        Quality Bond       Small Cap       Fidelity VIP Asset     Contrafund      Equity-Income    Growth Portfolio
                        Portfolio -       Portfolio -      Manager Portfolio      Portfolio -       Portfolio -    - Service Class
                       Initial shares   Initial shares      Service Class 2    Service Class 2   Service Class 2           2
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                      660,282.279       503,048.474           11,999.550        94,909.011       181,213.880       193,356.754
Units, Purchased            85,168.024       104,428.089           10,773.118        14,236.752        25,270.845        18,769.794
Units, Transferred
 between Funds             (77,467.372)      (12,448.947)         163,445.463       200,087.963       100,564.643       131,557.505
Units, Withdrawn          (233,458.521)     (168,715.224)         (12,062.463)      (65,326.890)      (42,938.632)      (38,472.711)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year               434,524.410       426,312.392          174,155.668       243,906.836       264,110.736       305,211.342
                      ================  ================   ==================  ================  ================  ================

                                                                                  Janus Aspen                         Janus Aspen
                          Franklin         Franklin             Franklin            Series          Janus Aspen         Series
                         Templeton -      Templeton -         Templeton -         Aggressive          Series           Worldwide
                        Franklin U.S.    Mutual Shares         Templeton       Growth Portfolio   International    Growth Portfolio
                         Government     Securities Fund    Foreign Securities      - Service     Growth Portfolio      - Service
                       Fund - Class 2       Class 2          Fund - Class 2         Shares        Service Shares        Shares
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                                -                 -                    -        32,311.756        63,775.750        51,949.722
Units, Purchased               344.306           228.564              613.224        16,708.929        17,675.770        13,836.024
Units, Transferred
 between Funds              19,371.176        12,895.813            7,347.061        10,800.614         4,882.832       101,028.556
Units, Withdrawn              (337.859)         (720.734)            (370.019)       (9,002.709)       (9,030.094)      (12,637.848)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year                19,377.623        12,403.643            7,590.266        50,818.590        77,304.258       154,176.454
                      ================  ================   ==================  ================  ================  ================

                                                                                                                      Neuberger
                          JPMorgan        MFS Capital                              MFS New                            Berman AMT
                       Small Company     Opportunities        MFS Emerging         Discovery       MFS Research     Mid-Cap Growth
                          Portfolio         Series           Growth Series          Series            Series           Portfolio
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                       12,061.972        90,744.275          718,589.027        81,568.833        46,682.583        40,477.778
Units, Purchased             1,978.599        20,301.683          298,587.949         5,819.481        12,194.791        12,851.834
Units, Transferred
 between Funds               1,242.317        50,438.528          (64,777.089)       30,565.332         2,455.081        15,246.887
Units, Withdrawn            (1,022.563)      (23,131.653)        (217,864.279)       (8,017.885)      (17,444.991)      (10,811.061)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year                14,260.325       138,352.833          734,535.608       109,935.761        43,887.464        57,765.438
                      ================  ================   ==================  ================  ================  ================

                                     VL-R 37

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                                  DIVISIONS
                                        ------------------------------------------------------------------------------------------
                                           PIMCO Real      PIMCO        Pimco Total                                   Putrnam VT
                                            Return       Short-Term       Return        Putnam VT      Putnam VT    International
                                           Portfolio -    Portfolio -    Portfolio -   Diversified     Growth and     Growth and
                                        Administrative Administrative  Administrative Income Fund -  Income Fund -  Income Fund -
Platinum Investor Divisions - Continued     Class          Class           Class         Class IB      Class IB       Class IB
                                        -------------- --------------  -------------- -------------  -------------  -------------

Units, at the Beginning of the Year         87,766.242     27,482.306    131,290.492   133,179.374    541,024.808    212,113.021
Units, Purchased                            12,875.110      3,846.876     10,174.895    19,215.481    109,480.042     51,449.046
Units, Transferred between Funds           169,927.813     55,782.252    164,271.964   (33,348.633)    (1,057.577)     4,780.603
Units, Withdrawn                           (80,545.070)    (6,631.418)   (29,371.369)  (18,949.523)   (92,595.768)   (32,944.107)
                                        -------------- --------------  -------------  ------------   ------------   ------------
Units, at the End of the Year              190,024.095     80,480.016    276,365.982   100,096.699    556,851.505    235,398.563
                                        ============== ==============  =============  ============   ============   ============

                                                                        SunAmerica -  SunAmerica -     UIF Equity     UIF High
                                                        SAFECO RST-      Aggressive    SunAmerica        Growth         Yield
                                          SAFECO RST-     Growth          Growth        Balanced       Portfolio -   Portfolio -
                                            Equity     Opportunuties    Portfolio -    Portfolio -      Class I        Class I
                                           Portfolio     Portfolio        Class A       Class A         Shares         Shares
                                        -------------- --------------  -------------- -------------  -------------  -------------
Units, at the Beginning of the Year        495,182.369    413,838.715           -              -       438,623.158   183,821.258
Units, Purchased                            90,467.905     96,964.641           -            19.486    101,252.475    27,632.893
Units, Transferred between Funds           (45,209.599)    12,853.726         108.502          -       (69,879.653)  (63,278.680)
Units, Withdrawn                          (207,963.495)   (78,238.450)         (0.890)       (3.331)   (88,198.366)  (19,547.095)
                                        -------------- --------------  -------------- -------------- -------------- ------------
Units, at the End of the Year              332,477.180    445,418.632         107.612        16.155    381,797.614   128,628.376
                                        ============== ==============  ============== ============== ============== ============


                                                                                                         VALIC
                                           VALIC          VALIC           VALIC          VALIC         Company I        VALIC
                                         Company I      Company I       Company I      Company I       Science &      Company I
                                       International   Mid Cap Index   Money Market   Nasdaq - 100    Technology      Small Cap
                                       Equities Fund       Fund            Fund        Index Fund        Fund         Index Fund
                                       --------------  -------------   -------------  ------------   ------------   -------------
Units, at the Beginning of the Year       152,029.982    457,875.484    2,030,596.105    44,914.495     29,456.511    46,052.673
Units, Purchased                           21,320.483     85,103.366    1,636,141.041    34,640.364     15,254.712    10,380.702
Units, Transferred between Funds          (24,614.660)    42,005.741   (1,419,504.154)   16,865.768       (718.441)   50,576.596
Units, Withdrawn                          (15,168.052)  (105,367.581)    (670,871.301)   (8,379.213)   (10,402.031)   (5,048.900)
                                       --------------  -------------   -------------- -------------  -------------  ------------
Units, at the End of the Year             133,567.753    479,617.010   1,576,361.691     88,041.414     33,590.751   101,961.071
                                       ==============  =============   ============== =============  =============  ============



                                             VALIC                                       Van Kampen         Van Kampen
                                            Company I     Vangaurd VIF   Vangaurd VIF    LIT Emerging      LIT Strategic
                                          Stock Index      High Yield     REIT Index   Growth Portfolio  Stock Portfolio
                                              Fund       Bond Portfolio   Portfolio     Class I Shares    Class I Shares
                                         -------------- ---------------  ------------  ----------------  ----------------
Units, at the Beginning of the Year      1,590,798.566     25,136.945     15,235.427            -           116,653.512
Units, Purchased                           380,616.040      5,900.461      8,036.200       16,705.099         9,950.859
Units, Transferred between Funds            (2,908.518)    19,958.973     76,127.445      153,447.362      (119,515.047)
Units, Withdrawn                          (255,737.259)    (5,472.556)   (28,572.135)     (15,641.051)       (7,089.324)
                                         -------------  -------------   -------------     ------------      ------------
Units, at the End of the Year            1,712,768.829     45,523.823     70,826.937      154,511.410             -
                                         =============  =============   =============     ============      ============

                                                                                                                       Dreyfus IP
                                        AIM V.I.         AIM V.I.                                    Credit Suisse    MidCap Stock
                                      International      Premier        American                      Small Cap       Portfolio -
                                      Growth Fund -   Equity Fund -     Century                         Growth          Initial
Platinum Investor III Divisions:     Class I Shares  Class I Shares  VP Value Fund  Ayco Growth Fund   Portfolio        shares
                                     --------------  --------------  -------------  ---------------- -------------   --------------
Units, at the Beginning of the Year   43,538.660      179,841.148       53,553.357      17,985.922     26,245.714        47,522.160
Units, Purchased                      38,632.587      190,287.543       79,184.273      18,180.980     21,862.374        39,704.231
Units, Transferred between Funds      14,779.566       60,823.391      127,175.592       2,580.713     13,126.856        55,364.288
Units, Withdrawn                     (19,028.997)     (83,888.857)     (38,311.741)     (8,599.766)    (9,648.364)      (21,387.816)
                                     ------------    ------------    -------------   --------------  --------------    ------------
Units, at the End of the Year         77,921.816      347,063.225      221,601.481      30,147.849     51,586.580       121,202.863
                                     ============    ============    =============   ==============  ==============    ============




                                       Dreyfus VIF   Dreyfus VIF                      Fidelity VIP                      Fidelity VIP
                                      Quality Bond    Small Cap     Fidelity VIP      Contrafund       Fidelity VIP        Growth
                                        Portfolio    Portfolio -       Asset          Portfolio -          Equity         Portfolio
                                        - Initial     Initial    Manager Portfolio -   Service      Income Portfolio -   - Service
                                          shares      shares      Service Class 2      Class 2      Service Class 2       Class 2
                                     -------------- ------------- -----------------  -------------  ------------------  ------------
Units, at the Beginning of the Year     76,533.279   131,446.912       22,872.429      89,775.953       153,351.932     221,928.504
Units, Purchased                        66,505.397   105,254.340       32,240.096     109,687.901       143,185.711     199,397.071
Units, Transferred between Funds        44,735.570    86,622.972       40,339.562     151,501.293       131,764.941     212,307.853
Units, Withdrawn                       (34,334.847)  (52,249.935)     (15,843.739)    (49,009.243)      (69,255.349)   (105,309.835)
                                     -------------  ------------     ------------    ------------      ------------    ------------
Units, at the End of the Year          153,439.399   271,074.289       79,608.348     301,955.904       359,047.235     528,323.593
                                     =============  ============     ============    ============      ============    ============

                                    VL-R 38

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                          DIVISIONS
                         -----------------------------------------------------------------------------------------------------------
                            Franklin       Franklin         Franklin         Janus Aspen        Janus Aspen
                           Templeton -    Templeton -      Templeton -          Series             Series            Janus Aspen
Platinum Investor III     Franklin U.S.  Mutual Shares      Templeton         Aggressive         International     Series Worldwide
Divisions -                Government     Securities   Foreign Securities Growth Portfolio -  Growth Portfolio -  Growth Portfolio -
Continued                Fund - Class 2 Fund - Class 2  Fund - Class 2      Service Shares      Service Shares      Service Shares
                         -------------- -------------- ------------------ ------------------  ------------------  ------------------
Units, at the Beginning
 of the Year                          -              -                  -        129,640.240          66,263.703         89,663.792
Units, Purchased              2,548.910      1,963.269          1,808.341        134,672.824          56,133.733         92,117.056
Units, Transferred
 between Funds              851,853.324    492,694.315        525,491.562         60,225.742          32,683.087         63,721.712
Units, Withdrawn            (88,489.240)    (9,332.356)        (9,761.052)       (66,903.570)        (24,697.015)       (39,303.416)
                         -------------- -------------- ------------------ ------------------  ------------------  -----------------
Units, at the End
 of the Year                765,912.994    485,325.228        517,538.851        257,635.236         130,383.508        206,199.144
                         ============== ============== ================== ==================  ==================  =================

                                              MFS Capital                                                          Neuberger Berman
                           JPMorgan Small    Opportunities    MFS Emerging         MFS New         MFS Research       AMT Mid-Cap
                         Company Portfolio      Series       Growth Series     Discovery Series       Series       Growth Portfolio
                         -----------------   -------------   -------------     ----------------    ------------    ----------------
Units, at the Beginning
 of the Year                     9,803.858     121,139.711     239,528.870           47,211.041      47,757.449          59,964.761
Units, Purchased                13,484.288     132,170.397     227,643.645           48,817.918      48,645.966          63,265.476
Units, Transferred
 between Funds                  14,707.640      70,594.913      36,361.974           55,743.926      23,787.935          77,381.332
Units, Withdrawn                (5,902.104)    (62,384.503)    (96,218.619)         (23,477.121)    (24,211.175)        (29,150.691)
                         -----------------   -------------   -------------     ----------------    ------------    ----------------
Units, at the End
 of the Year                    32,093.682     261,520.518     407,315.870          128,295.764      95,980.175         171,460.878
                         =================   =============   =============     ================    ============    ================

                            PIMCO Real         PIMCO Short                            Putnam VT      Putnam VT         Putnam VT
                         Return Portfolio -  Term Portfolio -   PIMCO Total Return    Diversified    Growth and      International
                          Administrative      Administrative        Portfolio -      Income Fund -  Income Fund -  Growth and Income
                              Class               Class       Administrative Class     Class IB      Class IB       Fund - Class IB
                         ------------------  ---------------- --------------------   -------------  -------------  -----------------
Units, at the Beginning
 of the Year                     53,040.089        57,360.973          126,029.436      17,174.596    144,948.018        93,037.806
Units, Purchased                 60,342.442        28,529.061           61,279.597      13,046.881    126,590.704        35,548.404
Units, Transferred
 between Funds                   89,403.745        22,993.247          153,737.531      11,249.247    115,020.012        25,371.811
Units, Withdrawn                (28,365.102)      (22,659.157)         (39,077.731)     (7,308.446)   (59,806.725)      (18,201.957)
                         ------------------  ---------------- --------------------   -------------  -------------  ----------------
Units, at the End
 of the Year                    174,421.174        86,224.124          301,968.833      34,162.278    326,752.009       135,756.064
                         ==================  ================ ====================   =============  =============  ================

                                             SAFECO RST-                           SunAmerica        UIF Equity      UIF High
                                               Growth           SunAmerica          Balanced           Growth          Yield
                           SAFECO RST-      Opportunities    Aggressive Growth      Portfolio -      Portfolio -      Portfolio -
                         Equity Portfolio     Portfolio     Portfolio - Class A      Class A      Class I Shares   Class I Shares
                         ----------------   -------------   -------------------    -----------    --------------   --------------
Units, at the Beginning
 of the Year                   22,814.633      37,394.415                     -              -        28,056.037       11,481.273
Units, Purchased               25,112.668      59,731.882               573.987      1,234.191        13,932.941        5,460.083
Units, Transferred
 between Funds                  8,712.110      37,377.636             1,806.859      7,824.014        13,062.687       (1,404.396)
Units, Withdrawn               (8,627.711)    (28,885.502)             (311.226)      (667.021)       (5,447.293)      (2,097.130)
                         ----------------   -------------   -------------------    -----------    --------------   --------------
Units, at the End
 of the Year                   48,011.700     105,618.431             2,069.620      8,391.184        49,604.372       13,439.830
                         ================   =============   ===================    ===========    ==============   ==============

                           VALIC Company I  VALIC Company I   VALIC Company I    VALIC Company I    VALIC Company I  VALIC Company I
                            International      Mid Cap         Money Market I   Nasdaq - 100 Index     Science &     Small Cap Index
                            Equities Fund    Index Fund             Fund               Fund         Technology Fund       Fund
                           ---------------  ---------------   ---------------   ------------------  ---------------  ---------------
Units, at the Beginning
 of the Year                    21,684.618      115,708.327     1,416,985.713          207,477.982       58,814.098      44,443.734
Units, Purchased                12,197.165       87,012.234     4,863,536.150           83,274.219       62,766.997      31,609.952
Units, Transferred
 between Funds                  15,112.903       66,152.241    (4,670,999.992)         107,936.589       24,817.579      27,091.610
Units, Withdrawn                (5,931.574)     (38,966.538)     (360,824.856)         (61,599.892)     (26,832.464)    (13,528.252)
                           ---------------  ---------------   ---------------   ------------------  ---------------  --------------
Units, at the End
 of the Year                    43,063.112      229,906.264     1,248,697.015          337,088.898      119,566.210      89,617.044
                           ===============  ===============   ===============   ==================  ===============  ==============

                                                                                             Van Kampen LIT       Van Kampen LIT
                                                         Vanguard VIF                        Growth & Income      Strategic Stock
                                     VALIC Company I   High Yield Bond  Vanguard VIF REIT  Portfolio - Class I  Portfolio - Class I
                                     Stock Index Fund     Portfolio       Index Portfolio        Shares               Shares
                                     ----------------  ---------------  -----------------  -------------------  -------------------
Units, at the Beginning of the Year       266,322.463       66,088.935         28,648.041                    -           21,837.255
Units, Purchased                          477,723.936       22,887.698         50,694.087           19,951.798            4,602.290
Units, Transferred between Funds        1,062,952.405       35,733.420         99,173.817           69,292.461          (24,107.619)
Units, Withdrawn                         (163,372.448)     (14,509.286)       (20,775.698)         (11,497.065)          (2,331.926)
                                     ----------------  ---------------  -----------------  -------------------  -------------------
Units, at the End of the Year           1,643,626.356      110,200.767        157,740.247           77,747.194                    -
                                     ================  ===============  =================  ===================  ===================

                                    VL-R 39

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                               DIVISIONS
                                      --------------------------------------------------------------------------------------------
                                         AIM V.I.       AIM V.I.
                                      International     Premier                                                    Dreyfus IP
                                       Growth Fund   Equity Fund -   American                 Credit Suisse       MidCap Stock
                                        - Class I       Class I     Century VP  Ayco Growth      Small Cap     Portfolio - Initial
Platinum Investor Plus Divisions:        Shares         Shares      Value Fund     Fund      Growth Portfolio        shares
                                      -------------  -------------  ----------  -----------  ----------------  -------------------
Units, at the Beginning of the Year              -              -            -           -                 -                    -
Units, Purchased                           125.528        159.044      542.558       1.186           176.476              242.815
Units, Transferred between Funds           393.341      1,791.738    4,559.264       0.260           769.248            3,021.263
Units, Withdrawn                           (39.365)      (244.769)    (313.819)     (0.572)          (74.613)            (244.592)
                                      ------------   ------------   ----------  ----------   ---------------   ------------------
Units, at the End of the Year              479.504      1,706.013    4,788.003       0.874           871.111            3,019.486
                                      ============   ============   ==========  ==========   ===============   ==================


                                      Dreyfus VIF    Dreyfus VIF   Fidelity VIP    Fidelity VIP   Fidelity VIP    Fidelity VIP
                                      Quality Bond    Small Cap    Asset Manager    Contrafund    Equity-Income     Growth
                                      Portfolio -    Portfolio -    Portfolio -     Portfolio -    Portfolio -    Portfolio -
                                         Initial       Initial        Service        Service         Service        Service
                                         shares        shares         Class 2        Class 2         Class 2        Class 2
                                      ------------   -----------   -------------   -------------  -------------   ------------
Units, at the Beginning of the Year              -             -               -              -               -              -
Units, Purchased                           665.464       421.441          94.053        376.756         825.393        631.712
Units, Transferred between Funds         4,501.378     4,136.956       1,678.702      4,032.070       6,218.611      6,024.500
Units, Withdrawn                          (289.179)     (258.226)        (54.350)      (228.756)       (302.712)      (285.275)
                                      ------------   -----------   -------------   ------------   -------------   ------------
Units, at the End of the Year            4,877.663     4,300.171       1,718.405      4,180.070       6,741.292      6,370.937
                                      ============   ===========   =============   ============   =============   ============


                                                                      Franklin                      Janus Aspen     Janus Aspen
                                        Franklin       Franklin      Templeton -    Janus Aspen       Series          Series
                                       Templeton -    Templeton -     Templeton        Series       International    Worldwide
                                      Franklin U.S.  Mutual Shares     Foreign       Aggressive        Growth         Growth
                                       Government     Securities     Securities       Growth         Portfolio -    Portfolio -
                                          Fund -         Fund -         Fund -      Portfolio -        Service        Service
                                         Class 2         Class         Class 2     Service Shares       Shares        Shares
                                      -------------  --------------  -----------   --------------    -------------  -----------
Units, at the Beginning of the Year              -              -              -               -               -              -
Units, Purchased                            81.512        123.775         48.952          41.564         110.725        149.781
Units, Transferred between Funds         1,448.677      2,738.253      1,085.899       1,696.792       1,025.974      1,078.656
Units, Withdrawn                           (87.247)       (67.809)       (30.079)       (206.467)        (79.703)       (89.977)
                                      ------------   ------------    -----------   -------------    ------------    -----------
Units, at the End of the Year            1,442.942      2,794.219      1,104.772       1,531.889       1,056.996      1,138.460
                                      ============   ============    ===========   =============    ============    ===========


                                       JP Morgan                                                                    Neuberger
                                         Small       MFS Capital                     MFS New          MFS          Berman AMT
                                        Company     Opportunities   MFS Emerging    Discovery       Research     Mid-Cap Growth
                                       Portfolio        Series      Growth Series     Series         Series        Portfolio
                                      -----------   -------------   -------------   ----------    -----------    --------------
Units, at the Beginning of the Year             -             -                -             -              -               -
Units, Purchased                            3.305       465.319          371.021       462.993         25.473         209.753
Units, Transferred between Funds           86.212     1,591.165        1,199.448     2,100.808        462.891       1,264.625
Units, Withdrawn                           (6.772)     (121.779)        (152.168)     (101.099)       (44.587)       (103.755)
                                      -----------   -----------     -------------   ----------    -----------    ------------
Units, at the End of the Year              82.745     1,934.705        1,418.301     2,462.702        443.777       1,370.623
                                      ===========   ===========     =============   ==========    ===========    ============


                                        PIMCO Real     PIMCO Short-    PIMCO Total                                    Putnam VT
                                       Return Bond      Term Bond      Return Bond      Putnam VT      Putnam VT    International
                                        Portfolio -     Portfolio -    Portfolio -     Diversified    Growth and      Growth and
                                      Administrative  Administrative  Administrative  Income Fund -  Income Fund -  Income Fund -
                                           Class          Class           Class          Class IB       Class IB       Class IB
                                      --------------  --------------  --------------  -------------  -------------  --------------
Units, at the Beginning of the Year              -                -               -              -              -               -
Units, Purchased                         1,722.439           89.797         568.621         84.452        271.638         120.168
Units, Transferred between Funds         3,779.152          507.954       4,697.097        228.672      3,538.565         647.168
Units, Withdrawn                          (341.475)         (37.882)       (275.804)       (67.267)      (165.648)        (85.570)
                                      ------------    -------------   -------------   ------------   ------------   -------------
Units, at the End of the Year            5,160.116          559.869       4,989.914        245.857      3,644.555         681.766
                                      ============    =============   =============   ============   ============   =============


                                                                   SunAmerica
                                                       SAFECO      Aggressive    SunAmerica      UIF Equity        UIF High
                                        SAFECO       RST-Growth      Growth       Balanced        Growth            Yield
                                      RST-Equity   Opportunities   Portfolio -   Portfolio -    Portfolio -       Portfolio -
                                      Portfolio      Portfolio       Class A      Class A      Class I Shares   Class I Shares
                                      ----------   -------------   -----------   -----------   --------------   --------------
Units, at the Beginning of the Year           -               -             -             -                -                -
Units, Purchased                         43.137         190.200        27.646       430.552           17.923            0.118
Units, Transferred between Funds        267.552       1,630.869       111.897     1,667.853          129.371            0.170
Units, Withdrawn                        (20.150)        (77.778)      (15.767)      (97.415)         (14.374)          (0.156)
                                      ----------   ------------    ----------    ----------    -------------    -------------
Units, at the End of the Year           290.539       1,743.291       123.776     2,000.990          132.920            0.132
                                      ==========   ============    ==========    ==========    =============    =============

                                    VL-R 40

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                                 DIVISIONS
                                      ----------------------------------------------------------------------------------------------
                                                                                                          VALIC
                                          VALIC          VALIC           VALIC           VALIC         Company I         VALIC
                                        Company I      Company I       Company I       Company I       Science &       Company I
                                      International  Mid Cap Index   Money Market I      Nasdaq -      Technology      Small Cap
                                      Equities Fund      Fund            Fund        100 Index Fund       Fund         Index Fund
                                      -------------  --------------  --------------  --------------  --------------  --------------
Platinum Investor Plus Divisions -
Continued
Units, at the Beginning of the Year               -               -               -               -               -               -
Units, Purchased                             16.871         340.307      94,177.249          21.180          13.811         164.246
Units, Transferred between Funds             47.578       2,477.705     (74,691.513)        496.246          40.987       1,269.369
Units, Withdrawn                             (7.087)       (208.538)     (4,670.277)        (60.275)         (6.852)       (135.728)
                                      -------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year                57.362       2,609.474      14,815.459         457.151          47.946       1,297.887
                                      =============  ==============  ==============  ==============  ==============  ==============

                                                                                       Van Kampen
                                          VALIC                                        LIT Growth &
                                        Company I     Vanguard VIF    Vanguard VIF       Income
                                       Stock Index     High Yield      REIT Index      Portfolio -
                                          Fund       Bond Portfolio     Portfolio    Class I Shares
                                      -------------  --------------  --------------  --------------
Units, at the Beginning of the Year               -               -               -               -
Units, Purchased                            154.811         107.150       1,988.521         255.384
Units, Transferred between Funds          1,867.375       2,069.155       4,161.890       1,622.736
Units, Withdrawn                           (123.695)       (201.842)       (336.185)       (120.364)
                                      -------------  --------------  --------------  --------------
Units, at the End of the Year             1,898.491       1,974.463       5,814.226       1,757.756
                                      =============  ==============  ==============  ==============

                                         AIM V.I.                                                     Credit Suisse     Dreyfus IP
                                      International     AIM V.I.                                       Small Cap      MidCap Stock
                                       Growth Fund   Premier Equity     American                       Portfolio      Portfolio -
                                         Class I      Fun - Class I    Century VP     Ayco Growth        Growth         Initial
                                         Shares          Shares        Value Fund        Fund           Portfolio        Shares
                                      -------------  --------------  --------------  --------------  --------------  --------------
Platinum Investor Survivor Divisions:
Units, at the Beginning of the Year      52,571.725     104,032.935       7,351.455     689,141.559       5,975.908      10,697.796
Units, Purchased                          9,869.466      41,896.658       2,214.113     144,100.400       1,261.111       2,648.972
Units, Transferred between Funds         (3,716.538)    (20,021.417)      4,819.058         604.458      (3,372.708)      9,891.804
Units, Withdrawn                         (8,630.497)    (20,660.806)     (1,759.402)    (44,248.776)       (498.511)     (2,799.922)
                                      -------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year            50,094.156     105,247.370      12,625.224     789,597.641       3,365.800      20,438.650
                                      =============  ==============  ==============  ==============  ==============  ==============

                                                                     Fidelity VIP     Fidelity VIP    Fidelity VIP    Fidelity VIP
                                      Dreyfus VIF      Dreyfus VIF   Asset Manager     Contrafund     Equity-Income      Growth
                                      Quality Bond      Small Cap     Portfolio -      Portfolio -     Portfolio -     Portfolio -
                                       Portfolio -      Portfolio       Service         Service          Service         Service
                                     Initial shares  Initial Shares     Class 2         Class 2          Class 2         Class 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the Beginning of the Year      21,483.144      58,731.607       3,038.438     274,354.191     260,014.363      40,690.377
Units, Purchased                          3,713.347      14,122.570       2,252.059     277,377.933     245,795.674      13,314.351
Units, Transferred between Funds         (2,404.488)     97,950.212       3,663.028    (272,661.354)   (233,796.278)    361,420.056
Units, Withdrawn                         (3,192.810)     (9,374.773)       (490.341)     (6,687.406)    (9,587.652)     (11,131.457)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year            19,599.193     161,429.616       8,463.184     272,383.364     262,426.107     404,293.327
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                                                        Franklin      Janus Aspen     Janus Aspen     Janus Aspen
                                       Franklin        Franklin       Templeton -        Series         Series          Series
                                       Templeton -    Templeton -      Templeton       Aggressive    International     Worldwide
                                      Franklin U.S.  Mutual shares      Foreign          Growth          Growth          Growth
                                       Government      Securities      Securities       Portfolio      Portfolio       Portfolio
                                     Fund - Class 2  Fund - Class 2  Fund - Class 2  Service Shares  Service Shares  Service Shares
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the Beginning of the Year               -               -               -      13,411.463      24,721.750      13,909.512
Units, Purchased                            137.396         516.973          92.829       9,700.967      12,079.532       7,810.344
Units, Transferred between Funds         25,211.640         601.310         508.164      (3,233.297)     (5,523.009)      4,029.614
Units, Withdrawn                           (294.070)        (50.758)         (6.318)     (5,443.295)     (5,712.446)     (4,225.403)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year            25,054.966       1,067.525         594.675      14,435.838      25,565.827      21,524.067
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                       JP Morgan                                                                       Neuberger
                                         Small        MFS Capital                       MFS New           MFS          Berman AMT
                                        Company      Opportunities    MFS Emerging     Discovery        Research     Mid-Cap Growth
                                       Portfolio         Series      Growth Series       Series           Series        Portfolio
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the Beginning of the Year       1,955.651      18,664.062     117,740.586       5,448.426      11,015.208       5,635.796
Units, Purchased                            477.787      18,067.674      45,194.185       2,880.354       4,497.929      12,465.075
Units, Transferred between Funds           (106.186)      8,699.835     (22,896.486)       (344.644)     (3,017.969)    161,098.850
Units, Withdrawn                           (523.292)     (7,116.348)    (27,879.936)     (1,536.756)     (2,897.479)     (3,928.350)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year             1,803.960      38,315.223     112,158.349       6,447.380       9,597.689     175,271.371
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                    VL-R 41

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                               DIVISIONS
                                        -------------------------------------------------------------------------------------------
                                          PIMCO Real     PIMCO Short      PIMCO Total                                   Putnam VT
                                            Return           Term           Return        Putnam VT      Putnam VT    International
                                          Portfolio -     Portfolio -     Portfolio -    Diversified     Growth and     Growth and
Platinum Investor Survivor Divisions -  Administrative  Administrative  Administrative  Income Fund -  Income Fund -  Income Fund -
Continued                                   Class           Class           Class         Class IB       Class IB       Class IB
                                        --------------  --------------  --------------  -------------  -------------  -------------
Units, at the Beginning of the Year        15,384.005       8,618.078      40,581.757      5,402.068     48,761.936     96,185.895
Units, Purchased                           45,204.418       1,696.809       8,707.179        759.066     29,680.512     70,292.443
Units, Transferred between Funds            4,849.538       8,826.173       5,806.281       (626.522)     2,448.338     70,931.040
Units, Withdrawn                           (4,431.093)     (2,119.924)     (3,507.079)      (775.159)   (12,140.763)    (6,641.797)
                                        -------------   -------------   -------------   ------------   ------------   ------------
Units, at the End of the Year              61,006.868      17,021.136      51,588.138      4,759.453     68,750.023    230,767.581
                                        =============   =============   =============   ============   ============   ============


                                                        SAFECO        UIF Equity       UIF High          VALIC        VALIC
                                           SAFECO     RST-Growth        Growth      Yield Portfolio    Company I     Company I
                                         RST-Equity  Opportunities    Portfolio -       Class I      International    Mid Cap
                                         Portfolio     Portfolio    Class I Shares      Shares       Equities Fund   Index Fund
                                        -----------  -------------  --------------  ---------------  -------------  ------------
Units, at the Beginning of the Year      19,841.243    34,863.712      50,760.211      25,701.691      12,155.778    41,966.655
Units, Purchased                         10,268.535     7,592.665      14,813.112         323.326       7,836.318    12,099.819
Units, Transferred between Funds            596.315    (5,403.489)     (7,989.643)     (1,023.837)     (4,273.238)   13,328.767
Units, Withdrawn                         (3,519.740)   (7,035.836)     (8,562.343)     (1,765.515)     (2,219.088)   (6,870.660)
                                        -----------  ------------   -------------   -------------    ------------   -----------
Units, at the End of the Year            27,186.353    30,017.052      49,021.337      23,235.665      13,499.770    60,524.581
                                        ===========  ============   =============   =============    ============   ===========


                                                                        VALIC
                                            VALIC           VALIC     Company I         VALIC          VALIC
                                          Company I      Company I    Science &       Company I      Company I
                                        Money Market I  Nasdaq - 100  Technology     Small Cap     Stock Index
                                             Fund        Index Fund      Fund        Index Fund        Fund
                                        --------------  ------------  ------------  ------------   ------------
Units, at the Beginning of the Year       461,848.710    84,435.262    3,006.131     13,429.749     426,976.288
Units, Purchased                          240,545.288     6,640.279    5,022.560      3,402.894     125,826.126
Units, Transferred between Funds         (211,764.677)    3,694.900      116.618      6,173.404      60,135.638
Units, Withdrawn                          (79,185.919)  (84,388.168)  (1,164.418)    (2,640.314)    (48,585.501)
                                        -------------   -----------   ----------    -----------    ------------
Units, at the End of the Year             411,443.402    10,382.273    6,980.891     20,365.733     564,352.551
                                        =============   ===========   ==========    ===========    ============


                                                                       Van Kampen        Van Kampen
                                          Vanguard       Vanguard     LIT Growth &      LIT Strategic
                                          VIF High       VIF REIT       Income        Stock Portfolio -
                                         Yield Bond       Index       Portfolio -         Class I
                                         Portfolio      Portfolio    Class I Shares        Shares
                                        ------------   -----------   --------------   -----------------
Units, at the Beginning of the Year        6,513.301     9,355.855               -         15,021.253
Units, Purchased                          10,137.870     6,372.733       2,296.078          2,105.523
Units, Transferred between Funds          46,752.009     4,832.854      21,319.130        (16,125.859)
Units, Withdrawn                          (4,406.388)   (2,308.154)     (3,684.191)        (1,000.917)
                                        ------------   -----------   -------------    ---------------
Units, at the End of the Year             58,996.792    18,253.288      19,931.017                  -
                                        ============   ===========   =============    ===============


                                             AIM V.I.        AIM V.I.                                                  Dreyfus IP
                                          International      Premier                                 Credit Suisse      MidCap
                                          Growth Fund -   Equity Fund -    American                    Small Cap         Stock
                                             Class I         Class I       Century     Ayco Growth      Growth         Portfolio -
Platinum Investor Survivor II Divisions:     Shares          Shares       Value Fund      Fund         Portfolio     Initial shares
                                          -------------   -------------   ----------   -----------   -------------   --------------
Units, at the Beginning of the Year                 -                -             -             -               -              -
Units, Purchased                               79.816          217.896    10,075.273             -          47.498        169.634
Units, Transferred between Funds            1,491.153        3,892.205    37,042.286   241,699.506         109.958      2,029.327
Units, Withdrawn                             (202.728)        (672.386)   (4,609.752)  (18,964.410)        (33.046)      (337.659)
                                          -----------     ------------    ----------   -----------   -------------   ------------
Units, at the End of the Year               1,368.241        3,437.715    42,507.807   222,735.096         124.410      1,861.302
                                          ===========     ============    ==========   ===========   =============   ============


                                                                              Asset    Fidelity VIP  Fidelity VIP   Fidelity VIP
                                            Dreyfus VIF    Dreyfus VIF      Manager    Contrafund    Equity-Income     Growth
                                           Quality Bond     Small Cap     Portfolio -  Portfolio -    Portfolio -   Portfolio -
                                            Portfolio -     Portfolio -     Service      Service        Service       Service
                                          Initial shares  Initial shares    Class 2      Class 2        Class 2       Class 2
                                          --------------  --------------  -----------  ------------  -------------  ------------
Units, at the Beginning of the Year                   -             -               -             -              -             -
Units, Purchased                                150.913      10,309.864             -       215.472        704.261     2,219.570
Units, Transferred between Funds              3,567.388      12,174.551     4,364.127     4,558.813     29,877.379    31,373.732
Units, Withdrawn                               (261.746)     (3,292.098)     (304.151)     (771.898)    (2,495.486)   (3,038.942)
                                          -------------   -------------   -----------  ------------  -------------  ------------
Units, at the End of the Year                 3,456.555      19,192.317     4,059.976     4,002.387     28,086.154    30,554.360
                                          ============= ===============   ===========  ============  =============  ============

                                    VL-R 42

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                                  DIVISIONS
                                         -------------------------------------------------------------------------------------------
                                                                          Franklin                       Janus Aspen
                                           Franklin       Franklin       Templeton -     Janus Aspen       Series
                                          Templeton -    Templeton -      Templeton        Series         Worldwide
                                         Franklin U.S.  Mutual Shares     Foreign       International      Growth       JPMorgan
                                          Government     Securities      Securities    Growth Portfolio  Portfolio -      Small
Platinum Investor Survivor II Divisions-    Fund -         Fund -          Fund -         - Service        Service       Company
Continued                                   Class 2        Class 2         Class 2          Shares         Shares       Portfolio
                                         ------------- ---------------  -------------  ----------------  -----------  --------------
Units, at the Beginning of the Year               -              -                -                -               -             -
Units, Purchased                             95.027              -                -                -      11,197.667             -
Units, Transferred between Funds            351.092      8,792.424       10,382.179       10,944.129       6,310.718       122.871
Units, Withdrawn                            (74.292)      (666.313)        (878.028)        (678.385)     (2,864.267)       (6.905)
                                         ----------   ------------      -----------      -----------     -----------    ----------
Units, at the End of the Year               371.827      8,126.111        9,504.151       10,265.744      14,644.118       115.966
                                         ==========   ============      ===========      ===========     ===========    ==========

                                                                                                         Neuberger      PIMCO Real
                                                                                                         Berman AMT       Return
                                         MFS Capital                      MFS New                          Mid-Cap      Portfolio
                                        Opportunities  MFS Emerging      Discovery       MFS Research      Growth     Administrative
                                           Series      Growth Series      Series            Series        Portfolio       Class
                                        -------------  -------------    ----------       ------------    -----------  --------------
Units, at the Beginning of the Year               -               -               -                -               -             -
Units, Purchased                            143.185         149.963         358.941          143.141               -       525.476
Units, Transferred between Funds          2,114.972       1,099.069      19,552.745        2,576.155       3,360.973     5,899.984
Units, Withdrawn                           (274.382)       (271.023)     (1,527.906)        (383.986)       (499.452)     (718.047)
                                         ----------    ------------     -----------      -----------     -----------   -----------
Units, at the End of the Year             1,983.775         978.009      18,383.780        2,335.310       2,861.521     5,707.413
                                         ==========    ============     ===========      ===========     ===========   ===========

                                         PIMCO Short   PIMCO Total                         Putnam VT
                                            Term         Return          Putnam VT       International                  SAFECO RST
                                         Portfolio -   Portfolio -       Growth and       Growth and     SAFECO RST -     Growth
                                       Administrative Administrative    Income Fund -    Income Fund -      Equity     Opportunities
                                            Class          Class          Class IB         Class IB        Portfolio     Portfolio
                                       -------------- --------------    -------------    -------------   ------------- -------------
Units, at the Beginning of the Year               -              -                -                -               -             -
Units, Purchased                                  -        162.775          111.438                -               -    11,474.836
Units, Transferred between Funds         36,581.939     46,029.946        2,288.298       12,894.678         183.381     3,747.020
Units, Withdrawn                         (1,823.953)    (2,468.194)        (159.828)        (881.724)        (38.592)   (2,575.308)
                                        -----------   ------------      -----------      -----------     -----------   -----------
Units, at the End of the Year            34,757.986     43,724.527        2,239.908       12,012.954         144.789    12,646.548
                                        ===========   ============      ===========      ===========     ===========   ===========

                                         UIF Equity      UIF High                                                         VALIC
                                           Growth          Yield         VALIC Company I    VALIC           VALIC       Company I
                                         Portfolio -    Portfolio -      International    Company I       Company I     Science &
                                           Class I        Class I           Equities       Mid Cap       Money Market   Technology
                                           Shares         Shares              Fund        Index Fund        I Fund         Fund
                                         -----------  --------------     --------------- ------------   -------------- -------------
Units, at the Beginning of the Year               -              -                -                -      925,287.723            -
Units, Purchased                                  -              -                -        9,910.517      303,259.851            -
Units, Transferred between Funds            105.231      2,463.140          337.456       12,586.448     (658,909.173)     643.726
Units, Withdrawn                             (5.837)      (268.565)         (57.771)      (2,986.246)     (55,020.423)    (138.175)
                                         ----------   ------------      -----------      -----------    -------------   ----------
Units, at the End of the Year                99.394      2,194.575          279.685       19,510.719      514,617.978      505.551
                                         ==========   ============      ===========      ===========    =============   ==========

                                           VALIC          VALIC         Vanguard VIF                      Van Kampen
                                         Company I      Company I        High Yield     Vanguard VIF     LIT Growth &
                                         Small Cap     Stock Index          Bond         REIT Index    Income Portfolio
                                         Index Fund       Fund           Portfolio       Portfolio     - Class I Shares
                                        ------------  ------------     -------------   -------------   -----------------
Units, at the Beginning of the Year               -              -                -                -               -
Units, Purchased                                  -        110.435                -          231.696               -
Units, Transferred between Funds          1,444.351     95,700.782        1,517.436        5,903.934         514.192
Units, Withdrawn                           (157.610)   (14,854.778)        (172.342)        (510.787)        (62.797)
                                         ----------   ------------      -----------      -----------     -----------
Units, at the End of the Year             1,286.741     80,956.439        1,345.094        5,624.843         451.395
                                         ==========   ============      ===========      ===========     ===========

                                     VL-R 43

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of unit values and units outstanding for variable account policies and the investment income ratios,expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment   Expense
                       Divisions                         Units      Unit Value  Net Assets    Income Ratio   Ratio    Total Return
-----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions:
AIM Variable Insurance Funds
----------------------------
      AIM V.I. International Growth Fund  -
       Class I Shares
      2002                                             22,776.198   $ 5.098821   $ 116,132        0.77%      0.75%       -16.30%
      2001                                             13,237.533     6.092130      80,644        0.60%      0.75%       -24.11%
American Century Variable Portfolios, Inc.:
-------------------------------------------
      American Century VP Value Fund
      2002                                             32,211.516    11.588474     373,282        6.03%      0.75%       -13.27%
      2001                                             19,195.157    13.362105     256,488        0.11%      0.75%        11.97%
Fidelity Variable Insurance Products Fund:
------------------------------------------
      Fidelity VIP  Asset Manager Portfolio -
       Service Class 2
      2002                                              8,505.494     8.770188      74,595        3.64%      0.75%        -9.71%
      2001                                              1,530.059     9.713209      14,862        0.00%      0.75%         7.29%
      Fidelity VIP Contrafund Portfolio -
       Service Class 2
      2002                                             25,787.947     8.526354     219,877        0.37%      0.75%       -10.28%
      2001                                              6,070.463     9.503272      57,689        0.00%      0.75%         7.01%
      Fidelity VIP  Equity Income Portfolio -
       Service Class 2
      2002                                             39,898.677     7.736464     308,675        1.30%      0.75%       -17.77%
      2001                                             16,085.084     9.408483     151,336        0.00%      0.75%        -2.82%
      Fidelity VIP Growth Portfolio - Service
       Class 2
      2002                                             21,661.628     6.029918     130,618        0.19%      0.75%       -30.82%
      2001                                              8,893.324     8.715939      77,514        0.00%      0.75%        15.79%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
      Franklin Small Cap Fund - Class 2
      2002                                             19,916.373     4.652239      92,656        0.37%      0.75%       -29.22%
      2001                                              6,998.315     6.572529      45,997        0.33%      0.75%       -15.89%
      Templeton International Securities Fund -
       Class 2
      2002                                              6,594.793     6.426323      42,380        2.31%      0.75%       -19.17%
      2001                                              1,036.181     7.950508       8,238        5.44%      0.75%       -16.63%
MFS Variable Insurance Trust:
-----------------------------
      MFS Emerging Growth Series
      2002                                            136,070.902     4.882644     664,385        0.00%      0.75%        -8.30%
      2001                                             67,578.463     5.324602     359,828        0.00%      0.75%        -6.20%
      MFS New Discovery Series
      2002                                              7,546.211     5.577913      42,092        0.00%      0.75%       -32.14%
      2001                                              1,313.974     8.220072      10,801        0.00%      0.75%         1.95%
      MFS Total Return Series
      2002                                              7,535.770     7.400873      55,771        3.14%      0.75%       -32.52%
      2001                                              4,501.151    10.967281      49,365        1.78%      0.75%        -0.51%
Neuberger Berman Advisers Management Trust
------------------------------------------
      Neuberger Berman AMT Partners Portfolio
      2002                                             11,767.005     7.160550      84,258        0.73%      0.75%       -24.71%
      2001                                              5,132.320     9.510632      48,812        0.00%      0.75%         3.17%
Oppenheimer Variable Account Funds:
-----------------------------------
      Oppenheimer High Income Fund/VA
      2002                                             11,743.588     9.404682     110,445        9.93%      0.75%        -3.12%
      2001                                              7,782.764     9.707981      75,555        0.00%      0.75%         6.15%
PIMCO Variable Insurance Trust
------------------------------
      PIMCO Real Return Bond Portfolio  -
       Administrative Class
      2002                                             32,680.775    11.989366     391,822        4.35%      0.75%        16.92%
      2001                                             12,783.716    10.254261     131,088        0.86%      0.75%        -2.03%
      PIMCO Total Return Bond Portfolio  -
       Administrative Class
      2002                                             25,099.245    11.449460     287,373        5.62%      0.75%         8.27%
      2001                                             10,973.678    10.574721     116,044        0.84%      0.75%         0.45%
Putnam Variable Trust:
----------------------
      Putnam VT Diversified Income Fund  - Class IB
      2002                                              7,900.946    10.621204      83,918        8.29%      0.75%         5.11%
      2001                                              4,788.038    10.104560      48,381        0.00%      0.75%         1.10%
      Putnam VT Small Cap Value Fund  - Class IB
      2002                                             24,599.903    10.646472     261,902        1.33%      0.75%       -18.88%
      2001                                              8,198.442    13.124826     107,603        0.11%      0.75%        12.25%
      Putnam VT Vista  Fund  - Class IB
      2002                                             14,677.564     3.575853      52,485        0.00%      0.75%       -31.12%
      2001                                              9,573.740     5.191377      49,700        3.48%      0.75%       -25.32%

                                     VL-R 44

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions - Continued
Putnam Variable Trust:
----------------------
   Putnam VT Voyager Fund - Class IB
   2002                                                47,405.555   $ 4.453107    $ 211,102         0.59%         0.75%      -27.08%
   2001                                                26,218.292     6.106873      160,112         5.39%         0.75%      -22.99%
VALIC Company I:
----------------
   International Equities Fund
   2002                                                11,055.518     5.456834       60,328         0.64%         0.75%      -19.40%
   2001                                                 1,710.404     6.770081       11,582         3.61%         0.75%       -8.95%
   MidCap Index Fund
   2002                                                17,425.453     8.329698      145,149         0.99%         0.75%      -15.54%
   2001                                                 4,236.730     9.861908       41,782         0.78%         0.75%       -1.68%
   Money Market I Fund
   2002                                                47,332.915    10.527643      498,304         1.45%         0.75%        0.49%
   2001                                                57,184.904    10.476136      599,077         1.89%         0.75%        2.91%
   Stock Index Fund
   2002                                                52,527.582     5.980313      314,131         1.85%         0.75%      -23.01%
   2001                                                 9,605.827     7.768014       74,618         0.99%         0.75%      -13.25%
Van Kampen Life Investment Trust:
---------------------------------
   Van Kampen LIT Emerging Growth Portfolio - Class I
     Shares
   2002                                                20,180.883     3.537907       71,398         0.31%         0.75%      -32.99%
   2001                                                14,444.374     5.279702       76,262         0.16%         0.75%      -32.01%
   Van Kampen LIT Government Portfolio - Class I
     Shares
   2002                                                11,023.976    12.355126      136,202         2.14%         0.75%        8.80%
   2001                                                 3,341.404    11.356303       37,946         0.00%         0.75%       -0.61%

Corporate America Divisions:
AIM Variable Insurance Funds
----------------------------
   AIM V.I. International Equity Fund - Class I
    Shares
   2002                                                 5,928.212     4.896829       29,029         0.16%         0.35%      -15.97%
   2001                                                36,330.119     5.827403      211,710         0.42%         0.35%      -21.33%
   AIM V.I. Premier Equity Fund - Class I Shares
   2002                                                 6,135.823     4.747662       29,131         0.07%         0.35%      -30.50%
   2001                                                47,372.278     6.831401      323,619         0.17%         0.35%      -12.02%
American Century Variable Portfolios, Inc.:
-------------------------------------------
   VP Value Fund
   2002                                                 5,131.156    10.559739       54,184         3.98%         0.35%      -12.93%
   2001                                                 2,360.815    12.127243       28,631         0.00%         0.35%        7.59%
Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares
   2002                                                 7,235.370    12.399110       89,712         4.91%         0.35%        7.39%
   2001                                                22,577.616    11.546039      260,682         5.11%         0.35%        4.85%
   Small Cap Portfolio - Initial shares
   2002                                                10,128.328     7.910475       80,120         0.05%         0.35%      -19.41%
   2001                                                39,148.200     9.815186      384,247         0.45%         0.35%       -0.64%
Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Contrafund Portfolio - Service Class 2
   2002                                                 4,782.657     7.540177       36,062         0.48%         0.35%       -9.92%
   2001                                                 2,132.261     8.370522       17,848         0.00%         0.35%       -4.15%
   VIP Equity-Income Portfolio - Service Class 2
   2002                                                17,330.377     7.888887      136,717         1.05%         0.35%      -17.44%
   2001                                                 6,676.994     9.555480       63,802         0.00%         0.35%       -6.16%
   VIP Growth Portfolio - Service Class 2
   2002                                                 4,366.037     5.088958       22,219         0.10%         0.35%      -30.54%
   2001                                                 2,078.164     7.326405       15,225         0.00%         0.35%      -10.33%
Janus Aspen Series
------------------
   Aggressive Growth Portfolio  - Service Shares
   2002                                                 2,135.432     3.348816        7,151         0.00%         0.35%      -28.37%
   2001                                                 2,288.181     4.675129       10,698         0.00%         0.35%      -19.52%
   International Growth Portfolio  - Service Shares
   2002                                                 1,873.004     5.060057        9,478         0.94%         0.35%      -26.02%
   2001                                                   835.484     6.839525        5,714         0.69%         0.35%      -14.91%
   Worldwide Growth Portfolio  - Service Shares
   2002                                                 8,060.246     5.144717       41,468         0.79%         0.35%      -25.97%
   2001                                                 4,448.239     6.949205       30,911         0.26%         0.35%      -14.84%

                                     VL-R 45

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - Continued
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                 3,029.411   $ 4.769808   $   14,449        0.05%          0.35%      -29.94%
   2001                                                 3,217.962     6.807688       21,907        0.01%          0.35%       -6.96%
   MFS Emerging Growth Series
   2002                                                 1,471.159     3.387806        4,984        0.00%          0.35%      -33.99%
   2001                                                 1,597.010     5.132405        8,196        0.00%          0.35%      -14.85%
   MFS New Discovery Series
   2002                                                 3,835.507     6.026892       23,116        0.00%          0.35%      -31.87%
   2001                                                 1,712.162     8.846180       15,146        0.00%          0.35%       13.77%
   MFS Research Series
   2002                                                 2,001.780     5.312943       10,636        0.19%          0.35%      -24.80%
   2001                                                   997.444     7.065124        7,047        0.00%          0.35%      -12.40%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative Class
   2002                                                 3,026.281    13.173512       39,867        4.98%          0.35%        0.00%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                 6,726.762    11.008641       74,053        3.01%          0.35%        2.66%
   2001                                                 5,270.813    10.723767       56,523        3.04%          0.35%        4.35%
   PIMCO Total Return Portfolio - Administrative Class
   2002                                                 4,850.382    12.102724       58,703        5.80%          0.35%        8.71%
   2001                                                 2,554.415    11.133461       28,440        2.87%          0.35%        6.13%
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund - Class IB
   2002                                               190,177.591    10.761709    2,046,636        5.68%          0.35%        5.53%
   2001                                                99,029.015    10.197369    1,009,835        4.85%          0.35%        1.71%
   Putnam VT Growth and Income Fund - Class IB
   2002                                               234,304.386     8.005242    1,875,663        1.39%          0.35%      -19.27%
   2001                                               110,488.650     9.916057    1,095,612        1.68%          0.35%       -5.20%
SAFECO Resource Series Trust:
-----------------------------
   RST Growth Opportunities Portfolio
   2002                                                 3,444.615     6.226316       21,447        0.00%          0.35%      -37.89%
   2001                                                26,516.130    10.024357      265,808        0.00%          0.35%       20.27%
VALIC Company I:
----------------
   MidCap Index Fund
   2002                                                 7,521.856     8.975455       67,512        0.64%          0.35%      -15.20%
   2001                                                45,378.660    10.583965      480,286        0.61%          0.35%        4.52%
   Money Market Fund
   2002                                                28,914.967    10.860757      314,038        0.40%          0.35%        0.89%
   2001                                                 2,211.603    10.764479       23,807        0.42%          0.35%        3.32%
   Small Cap Index Fund
   2002                                                 3,524.902     7.850188       27,671        1.27%          0.35%      -21.10%
   2001                                                 1,346.925     9.949061       13,400        0.71%          0.35%        0.01%
   Stock Index Fund
   2002                                                13,033.678     5.942846       77,457        1.03%          0.35%      -22.70%
   2001                                                59,072.174     7.688472      454,174        0.76%          0.35%      -11.20%
Vanguard Variable Insurance Fund
--------------------------------
   REIT Index Portfolio
   2002                                                 4,485.436    12.588498       56,465        2.71%          0.35%        3.17%
   2001                                                 2,407.365    12.201647       29,373        0.00%          0.35%        9.62%

Legacy Plus Divisions:
AIM Variable Insurance Funds:
-----------------------------
   AIM V.I. Premier Equity Fund - Class I Shares
   2002                                                     0.656     5.267038            3        0.00%          0.75%      -30.78%
   2001                                                15,448.271     7.609189      117,549        0.13%          0.75%       -3.49%
Deutsche Asset Management VIT Funds:
------------------------------------
   Scudder VIT EAFE Equity Index Fund
   2002                                                         -     6.273288            -        0.00%          0.75%      -22.13%
   2001                                                 5,923.201     8.056484       47,720        0.00%          0.75%      -25.25%
   Scudder VIT Equity 500 Index Fund
   2002                                                 1,609.611      7.27086       11,703        0.15%          0.75%      -22.86%
   2001                                                18,703.845     9.426015      176,303        0.63%          0.75%      -12.84%

                                    VL-R 46

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Legacy Plus Divisions -Continued
The Universal Institutional Funds, Inc.
---------------------------------------
   Equity Growth Portfolio - Class I Shares
   2002                                                         -   $ 7.693835    $     -          0.00%          0.75%      -28.40%
   2001                                                 7,381.773    10.746214     79,326          0.00%          0.75%      -15.75%
VALIC Company I:
----------------
   Money Market  I Fund
   2002                                                   976.658    11.088476     10,830          0.61%          0.75%        0.49%
   2001                                                 5,564.041    11.034223     61,395          0.66%          0.75%        2.91%

The One Vul Solution Divisions:
AIM Variable Insurance Funds
----------------------------
   AIM V.I. Capital Appreciation Fund - Class I Shares
   2002                                                         -     4.772732          -          0.00%          0.75%      -24.92%
   2001                                                   766.195     6.357015       4870          0.00%          0.75%      -23.86%
   AIM V.I. International Growth Fund - Class I Shares
   2002                                                         -      4.65218          -          1.13%          0.75%      -16.31%
   2001                                                   173.743     5.558480        966          0.41%          0.75%      -24.11%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
   Franklin Small Cap Fund - Class 2
   2002                                                         -     4.225823          -          0.30%          0.75%      -29.22%
   2001                                                   909.044     5.970117      5,427          0.40%          0.75%      -15.89%
   Developing Markets Securities Fund - Class 2
   2002                                                         -      6.18411          -          2.91%          0.75%       -0.89%
   2001                                                   334.510     6.239810      2,088          1.14%          0.75%       -8.77%
Scudder Variable Series II
--------------------------
   Scudder International Research Portfolio
   2002                                                         -     5.415135          -          0.87%          0.75%      -14.13%
   2001                                                   401.196     6.306092      2,530          0.78%          0.75%      -25.00%
   Scudder Small Cap Value Portfolio
   2002                                                         -    10.753605          -          0.79%          0.75%      -12.01%
   2001                                                   227.795    12.221787      2,784          0.00%          0.75%       16.78%
MFS Variable Insurance Trust
----------------------------
   MFS Investors Trust Series
   2002                                                         -     6.777598          -          0.75%          0.75%      -21.56%
   2001                                                   592.803     8.639859      5,122          0.61%          0.75%      -16.59%
One Group Investment Trust
--------------------------
   OGIT Equity Index Portfolio
   2002                                                         -     6.187809          -          0.00%          0.75%      -23.06%
   2001                                                 1,456.430     8.042403     11,713          1.05%          0.75%      -13.00%
   OGIT Mid Cap Growth Portfolio
   2002                                                         -     6.708904          -          0.00%          0.75%      -20.73%
   2001                                                   319.014     8.463079      2,700          0.00%          0.75%      -11.32%
   OGIT Large Cap Growth Portfolio
   2002                                                         -     4.327348          -          0.00%          0.75%      -29.01%
   2001                                                   420.988     6.095998      2,566          0.00%          0.75%      -20.88%
Oppenheimer Variable Account Funds
----------------------------------
   Oppenheimer High Income Fund/VA
   2002                                                         -     8.407074          -         20.28%          0.75%       -3.13%
   2001                                                   295.801     8.678192      2,567         11.72%          0.75%        1.20%
Putnam Variable Trust
---------------------
   Putnam VT Vista Fund - Class IB
   2002                                                         -     3.968474          -          0.00%          0.75%      -31.12%
   2001                                                   474.442     5.761390      2,733          9.45%          0.75%      -34.00%
VALIC Company I:
----------------
   Money Market I Fund
   2002                                                         -    10.821356          -          0.00%          0.75%        0.49%
   2001                                                         -    10.768411          -          0.07%          0.75%        2.91%
Van Kampen Life Investment Trust
--------------------------------
   LIT Emerging Growth Portfolio - Class I Shares
   2002                                                         -     3.487392          -          0.40%          0.75%      -32.99%
   2001                                                 1,936.384     5.204319     10,077          0.11%          0.75%      -32.01%

                                    VL-R 47

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios,expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                      Total
                     Divisions                           Units      Unit Value    Net Assets   Income Ratio  Expense Ratio    Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions:
AIM Variable Insurance Funds
----------------------------
     AIM V.I. International Growth Fund -
     Class I Shares
     2002                                               368,830.824   $ 7.056397     $ 2,602,616      0.60%         0.75%    -16.30%
     2001                                               356,170.122     8.431062       3,002,893      0.30%         0.75%    -24.11%
     AIM V.I. Premier Equity Fund  - Class I Shares
     2002                                               957,562.611     7.625301       7,301,703      0.32%         0.75%    -30.78%
     2001                                               983,405.657    11.016113      10,833,308      0.12%         0.75%    -13.22%
American Century Variable Portfolios, Inc.:
------------------------------------------
     VP Value Fund (1)
     2002                                               180,166.314    10.468663       1,886,100      5.62%         0.75%    -13.27%
     2001                                               111,235.155    12.070904       1,342,709      0.04%         0.75%     12.85%
Ayco Series Trust:
-----------------
     Ayco Growth Fund
     2002                                                29,065.927     6.618942         192,386      0.35%         0.75%    -29.83%
     2001                                                21,904.481     9.432765         206,620      0.64%         0.75%     -2.99%
Credit Suisse Trust:
-------------------
     Small Cap Growth Portfolio
     2002                                                35,231.393     5.041256         177,610      0.00%         0.75%    -34.19%
     2001                                                27,892.534     7.660004         213,657      0.00%         0.75%     -3.32%
Dreyfus Investment Portfolios:
-----------------------------
     MidCap Stock Portfolio - Initial shares
     2002                                                63,005.872     8.183992         515,639      0.34%         0.75%    -13.15%
     2001                                                40,853.494     9.422956         384,960      0.31%         0.75%     -3.99%
Dreyfus Variable Investment Fund:
--------------------------------
     Quality Bond Portfolio - Initial shares
     2002                                               434,524.410    12.474783       5,420,598      4.83%         0.75%      6.96%
     2001                                               660,282.279    11.663052       7,700,907      6.17%         0.75%      5.89%
     Small Cap Portfolio - Initial shares
     2002                                               426,312.392     9.634597       4,107,348      0.05%         0.75%    -19.73%
     2001                                               503,048.474    12.002454       6,037,816      0.43%         0.75%     -6.82%
Fidelity Variable Insurance Products Fund:
-----------------------------------------
     VIP Asset Manager Portfolio - Service Class 2
     2002                                               174,155.668     8.348137       1,453,875      0.54%         0.75%     -9.71%
     2001                                                11,999.550     9.245777         110,946      0.00%         0.75%      2.78%
     VIP Contrafund Portfolio - Service Class 2
     2002                                               243,909.836     7.475107       1,823,252      0.62%         0.75%    -10.28%
     2001                                                94,909.011     8.331585         790,743      0.09%         0.75%    -10.27%
     VIP Equity-Income Portfolio - Service Class 2
     2002                                               264,110.736       7.8208       2,065,557      1.65%         0.75%    -17.77%
     2001                                               181,213.880     9.511041       1,723,532      0.03%         0.75%     -5.94%
     VIP Growth Portfolio - Service Class 2
     2002                                               305,211.342     5.044996       1,539,790      0.12%         0.75%    -30.82%
     2001                                               193,356.754     7.292288       1,410,013      0.01%         0.75%    -18.48%
Franklin Templeton Variable  Insurance Products Trust
-----------------------------------------------------
     Franklin U.S. Government Fund - Class 2
     2002                                                19,377.623    10.929149         211,781      0.20%         0.75%      0.00%
     Mutual Shares Securities Fund - Class 2
     2002                                                12,403.643     8.759538         108,650      2.37%         0.75%      0.00%
     Templeton International Securities Fund - Class 2
     2002                                                 7,590.266     8.042148          61,042      0.76%         0.75%      0.00%
Janus Aspen Series - Service Shares:
-----------------------------------
     Aggressive Growth Portfolio
     2002                                                50,818.590     3.319846         168,710      0.00%         0.75%    -28.66%
     2001                                                32,311.756     4.653294         150,356      0.00%         0.75%    -40.04%
     International Growth Portfolio
     2002                                                77,304.258     5.016352         387,785      0.72%         0.75%    -26.31%
     2001                                                63,775.750     6.807670         434,164      1.01%         0.75%    -24.01%
     Worldwide Growth Portfolio
     2002                                               154,176.454     5.100279         786,343      0.86%         0.75%    -26.26%
     2001                                                51,949.722     6.916841         359,328      0.51%         0.75%    -23.20%
J.P. Morgan Series Trust II:
---------------------------
     J PMorgan Small Company Portfolio
     2002                                                14,260.325     6.698458          95,522      0.21%         0.75%    -22.24%
     2001                                                12,061.972     8.614017         103,902      0.01%         0.75%     -8.72%

                                    VL-R 48

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II  Divisions - Continued
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                138,352.833  $ 4.728574  $   654,212       0.04%          0.75%       -30.22%
   2001                                                 90,744.275    6.775961      614,880       0.01%          0.75%       -24.06%
   MFS Emerging Growth Series
   2002                                                734,535.608    7.205279    5,292,534       0.00%          0.75%       -34.26%
   2001                                                718,589.027   10.959606    7,875,453       0.00%          0.75%       -33.99%
   MFS New Discovery Series
   2002                                                109,935.761    5.974829      656,847       0.00%          0.75%       -32.14%
   2001                                                 81,568.833    8.805005      718,214       0.00%          0.75%        -5.74%
   MFS Research Series
   2002                                                 43,887.464    5.267046      231,157       0.25%          0.75%       -25.10%
   2001                                                 46,682.583    7.032225      328,283       0.01%          0.75%       -21.84%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio
   2002                                                 57,765.438     4.35688      251,677       0.00%          0.75%       -29.87%
   2001                                                 40,477.778    6.212423      251,465       0.00%          0.75%       -25.21%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative
    Class
   2002                                                190,024.095    13.06003    2,481,720       6.14%          0.75%        16.92%
   2001                                                 87,766.242   11.169982      980,348       6.95%          0.75%         8.83%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                 80,480.016   10.913777      878,341       3.04%          0.75%         2.25%
   2001                                                 27,482.306   10.673957      293,345       5.19%          0.75%         5.98%
   PIMCO Total Return Portfolio - Administrative
    Class
   2002                                                276,365.982   11.998441    3,315,961       5.57%          0.75%         8.27%
   2001                                                131,290.492   11.081760    1,454,930       2.82%          0.75%         7.58%
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund - Class IB
   2002                                                100,096.699   10.258603    1,026,852       9.81%          0.75%         5.11%
   2001                                                133,179.374    9.759590    1,299,777       7.31%          0.75%         2.73%
   Putnam VT Growth and Income Fund - Class IB
   2002                                                556,851.505    8.360443    4,655,525       2.26%          0.75%       -19.59%
   2001                                                541,024.808   10.397634    5,625,378       2.61%          0.75%        -7.10%
   Putnam VT Int'l Growth and Income Fund - Class IB
   2002                                                235,398.563    7.837237    1,844,874       0.53%          0.75%       -14.41%
   2001                                                212,113.021    9.156935    1,942,305       5.80%          0.75%       -21.40%
SAFECO Resource Series Trust:
-----------------------------
   RST Equity Portfolio
   2002                                                332,477.180    7.079683    2,353,833       0.83%          0.75%       -26.46%
   2001                                                495,182.369    9.627194    4,767,218       0.68%          0.75%       -10.07%
   RST Growth Opportunities Portfolio
   2002                                                445,418.632    6.126693    2,728,943       0.00%          0.75%       -38.14%
   2001                                                413,838.715    9.903635    4,098,507       0.00%          0.75%        18.25%
SunAmerica Series Trust
-----------------------
   Aggressive Growth Portfolio - Class A
   2002                                                    107.612    7.831533          842       0.00%          0.75%         0.00%
   SunAmerica Balanced Portfolio - Class A
   2002                                                     16.155    8.851735          143       0.00%          0.75%         0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio - Class I Shares
   2002                                                381,797.614    7.740274    2,955,218       0.15%          0.75%       -28.40%
   2001                                                438,623.158   10.811066    4,741,984       0.00%          0.75%       -15.75%
   High Yield Portfolio - Class I Shares
   2002                                                128,628.376    8.214556    1,056,625       7.67%          0.75%        -7.96%
   2001                                                183,821.258    8.925286    1,640,658      11.27%          0.75%        -5.19%
VALIC Company I:
----------------
   International Equities Fund
   2002                                                133,567.753    7.000298      935,013       0.36%          0.75%       -19.40%
   2001                                                152,029.982    8.684995    1,320,380       1.71%          0.75%       -22.56%
   MidCap Index Fund
   2002                                                479,617.010   12.350707    5,923,609       0.70%          0.75%       -15.54%
   2001                                                457,875.484   14.622567    6,695,315       0.74%          0.75%        -1.68%
   Money Market Fund
   2002                                              1,576,361.691   11.603364   18,291,099       1.32%          0.75%         0.49%
   2001                                              2,030,596.105   11.546595   23,446,471       2.93%          0.75%         2.91%

                                     VL-R 49

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:


                                                                                                     Investment    Expense    Total
                    Divisions                           Units      Unit Value       Net Assets        In Ratio       Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - Continued
VALIC Company I:
----------------
     Nasdaq-100 Index Fund
     2002                                               88,041.414  $ 2.995751       $ 263,750        0.00%         0.75%    -38.72%
     2001                                               44,914.495    4.888457         219,563        0.10%         0.75%    -32.99%
     Science & Technology Fund
     2002                                               33,590.751    2.625731          88,200        0.00%         0.75%    -40.66%
     2001                                               29,456.511    4.424590         130,333        0.00%         0.75%    -41.62%
     Small Cap Index Fund (1)
     2002                                              101,961.071    7.782411         793,503        1.37%         0.75%    -21.41%
     2001                                               46,052.673    9.902767         456,049        0.96%         0.75%      1.23%
     Stock Index Fund
     2002                                            1,712,768.829    8.194033      14,034,484        1.18%         0.75%    -23.01%
     2001                                            1,590,798.566   10.643487      16,931,644        0.96%         0.75%    -12.86%
Vanguard Variable Insurance Fund:
---------------------------------
     High Yield Bond Portfolio
     2002                                               45,523.823   10.212953         464,933        4.37%         0.75%      0.78%
     2001                                               25,136.945   10.133522         254,726        0.05%         0.75%      2.55%
     REIT Index Portfolio
     2002                                               70,826.937   12.479976         883,918        1.60%         0.75%      2.76%
     2001                                               15,235.427   12.144954         185,034        0.81%         0.75%     11.29%
Van Kampen Life Investment Trust
--------------------------------
     Growth & Income Portfolio - Class I Shares
     2002                                              154,511.410    8.272986       1,278,271        2.59%         0.75%      0.00%
     Strategic Stock Portfolio - Class I Shares
     2001                                              116,653.512   11.350093       1,324,028        1.90%         0.75%      0.32%
Platinum Investor III Divisions:
AIM Variable Insurance Funds
----------------------------
     AIM V.I. International Growth Fund - Class I Shares
     2002                                               77,921.816     5.91962         461,268        0.76%         0.70%    -16.26%
     2001                                               43,538.660  $ 7.069300         307,788        0.62%         0.70%    -22.63%
     AIM V.I. Premier Equity Fund - Class I Shares
     2002                                              347,063.225    5.664638       1,965,988        0.44%         0.70%    -30.75%
     2001                                              179,841.148    8.179489       1,471,008                      0.70%    -12.13%
American Century Variable Portfolios, Inc.:
-------------------------------------------
     VP Value Fund
     2002                                              221,601.481   10.396891       2,303,966        4.19%         0.70%    -13.23%
     2001                                               53,553.357   11.982144         641,684        0.04%         0.70%     13.41%
Ayco Series Trust:
------------------
     Ayco Growth Fund
     2002                                               30,147.849    6.625861         199,755        0.39%         0.70%    -29.80%
     2001                                               17,985.922    9.437879         169,749        0.64%         0.70%     -0.51%
Credit Suisse Trust:
--------------------
     Small Cap Growth Portfolio
     2002                                               51,586.580    4.932981         254,477        0.00%         0.70%    -34.15%
     2001                                               26,245.714    7.491731         196,626        0.00%         0.70%    -14.59%
Dreyfus Investment Portfolios:
------------------------------
     MidCap Stock Portfolio - Initial shares
     2002                                              121,202.863    8.041624         974,668        0.41%         0.70%    -13.10%
     2001                                               47,522.160    9.254395         439,789        0.30%         0.70%      2.31%
Dreyfus Variable Investment Fund:
---------------------------------
     Quality Bond Portfolio - Initial shares
     2002                                              153,439.399   11.803203       1,811,076        5.31%         0.70%      7.01%
     2001                                               76,533.279   11.029661         844,136        5.11%         0.70%      3.67%
     Small Cap Portfolio - Initial shares
     2002                                              271,074.289     7.41539       2,010,122        0.05%         0.70%    -19.69%
     2001                                              131,446.912    9.233215       1,213,678        0.49%         0.70%     -7.14%
Fidelity Variable Insurance Products Fund:
------------------------------------------
     VIP Asset Manager Portfolio - Service Class 2
     2002                                               79,608.348    8.322214         662,518        2.09%         0.70%     -9.66%
     2001                                               22,872.429    9.212462         210,711        1.26%         0.70%     -4.25%
     VIP Contrafund Portfolio - Service Class 2
     2002                                              301,955.904    7.370178       2,225,469        0.41%         0.70%    -10.24%
     2001                                               89,775.953    8.210518         737,107        0.01%         0.70%     -8.21%

                                               VL-R 50

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                     Investment  Expense    Total
                    Divisions                               Units        Unit Value     Net Assets  Income Ratio  Ratio    Return
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - Continued
Fidelity Variable Insurance Products Fund:
------------------------------------------
      VIP Equity-Income Portfolio - Service Class 2
      2002                                                  359,047.235   $ 7.823789  $ 2,809,110     1.33%       0.70%   -17.73%
      2001                                                  153,351.932     9.509917    1,458,364     0.08%       0.70%    -4.21%
      VIP Growth Portfolio - Service Class 2
      2002                                                  528,323.593     4.994311    2,638,612     0.10%       0.70%   -30.78%
      2001                                                  221,928.504     7.215393    1,601,302     0.00%       0.70%   -14.92%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
      Franklin U.S. Government Fund - Class 2
      2002                                                  765,912.994    10.934591    8,374,946    22.84%       0.70%     0.00%
      Mutual Shares Securities Fund - Class 2
      2002                                                  485,325.228     8.763896    4,253,340     0.00%       0.70%     0.00%
      Templeton International Securities Fund - Class 2
      2002                                                  517,538.851     8.046158    4,164,199     0.01%       0.70%     0.00%
Janus Aspen Series
------------------
      Aggressive Growth Portfolio - Service Shares
      2002                                                  257,635.236     3.235691      833,628     0.00%       0.70%   -28.62%
      2001                                                  129,640.240     4.533067      587,668     0.00%       0.70%   -35.87%
      International Growth Portfolio - Service Shares
      2002                                                  130,383.508     4.977182      648,942     0.79%       0.70%   -26.28%
      2001                                                   66,263.703     6.751141      447,356     0.79%       0.70%   -23.85%
      Worldwide Growth Portfolio - Service Shares
      2002                                                  206,199.144     5.051792    1,041,675     0.76%       0.70%   -26.23%
      2001                                                   89,663.792     6.847666      613,987     0.31%       0.70%   -22.64%
J.P. Morgan Series Trust II:
----------------------------
      J PMorgan Small Company Portfolio
      2002                                                   32,093.682     6.585204      211,344     0.17%       0.70%   -22.20%
      2001                                                    9,803.858     8.464149       82,981     0.01%       0.70%    -8.11%
MFS Variable Insurance Trust:
-----------------------------
      MFS Capital Opportunities Series
      2002                                                  261,520.518     4.767337    1,246,756     0.05%       0.70%   -30.18%
      2001                                                  121,139.711     6.828087      827,153     0.00%       0.70%   -22.19%
      MFS Emerging Growth Series
      2002                                                  407,315.870     3.811265    1,552,389     0.00%       0.70%   -34.22%
      2001                                                  239,528.870     5.794235    1,387,886     0.00%       0.70%   -28.03%
      MFS New Discovery Series
      2002                                                  128,295.764     5.846900      750,133     0.00%       0.70%   -32.11%
      2001                                                   47,211.041     8.612162      406,590     0.00%       0.70%     0.95%
      MFS Research Series
      2002                                                   95,980.175     5.241471      503,077     0.25%       0.70%   -25.06%
      2001                                                   47,757.449     6.994578      334,043     0.01%       0.70%   -24.62%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
      Mid-Cap Growth Portfolio
      2002                                                  171,460.878     4.279706      733,802     0.00%       0.70%   -29.83%
      2001                                                   59,964.761     6.099312      365,744     0.00%       0.70%   -26.67%
PIMCO Variable Insurance Trust
------------------------------
      PIMCO Real Return  Portfolio - Administrative Class
      2002                                                  174,421.174    13.101122    2,285,113     4.42%       0.70%    16.98%
      2001                                                   53,040.089    11.199527      594,024     3.55%       0.70%     5.56%
      PIMCO Short-Term Portfolio - Administrative Class
      2002                                                   86,224.124    10.916357      941,253     2.98%       0.70%     2.30%
      2001                                                   57,360.973    10.671151      612,107     2.63%       0.70%     5.62%
      PIMCO Total Return Portfolio - Administrative Class
      2002                                                  301,968.833    12.051101    3,639,057     5.65%       0.70%     8.33%
      2001                                                  126,029.436    11.124825    1,402,056     3.72%       0.70%     7.45%
Putnam Variable Trust:
----------------------
      Putnam VT Diversified Income Fund-Class IB
      2002                                                   34,162.278    10.979425      375,082     7.36%       0.70%     5.17%
      2001                                                   17,174.596    10.440123      179,305     0.93%       0.70%    -0.90%
      Putnam VT Growth and Income Fund-Class IB
      2002                                                  326,752.009     7.543239    2,464,769     1.86%       0.70%   -19.55%
      2001                                                  144,948.018     9.376595    1,359,119     0.84%       0.70%    -5.78%
      Putnam VT International Growth and Income
        Fund-Class IB
      2002                                                  135,756.064     6.930868      940,907     0.51%       0.70%   -14.37%
      2001                                                   93,037.806     8.093898      753,038     3.50%       0.70%   -19.27%

                                     VL-R 51

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios,expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                   Investment   Expense    Total
                    Divisions                             Units      Unit Value     Net Assets    Income Ratio   Ratio    Return
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - Continued
SAFECO Resource Series Trust:
-----------------------------
         RST-Equity Portfolio
         2002                                             48,011.700   $ 6.169710     $ 296,218      1.53%        0.70%    -26.43%
         2001                                             22,814.633     8.385573       191,314      1.43%        0.70%    -11.82%
         RST-Growth Opportunities Portfolio
         2002                                            105,618.431     6.546860       691,469      0.00%        0.70%    -38.11%
         2001                                             37,394.415    10.577510       395,539      0.00%        0.70%     11.63%
SunAmerica Series Trust
-----------------------
         Aggressive Growth Portfolio - Class A
         2002                                              2,069.620     7.834151        16,214      0.24%        0.70%      0.00%
         SunAmerica Balanced Portfolio - Class A
         2002                                              8,391.184     8.854701        74,301      2.13%        0.70%      0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
         Equity Growth Portfolio  - Class I Shares
         2002                                             49,604.372     5.190972       257,495      0.22%        0.70%    -28.37%
         2001                                             28,056.037     7.246755       203,316      0.00%        0.70%    -16.43%
         High Yield Portfolio  - Class I Shares
         2002                                             13,439.830     8.509745       114,370     10.10%        0.70%     -7.92%
         2001                                             11,481.273     9.241398       106,103     22.46%        0.70%    -11.85%
VALIC Company I:
----------------
         International Equities Fund
         2002                                             43,063.112     6.047834       260,439      0.40%        0.70%    -19.36%
         2001                                             21,684.618     7.499558       162,625      2.31%        0.70%    -21.61%
         MidCap Index Fund
         2002                                            229,906.264     8.104974     1,863,384      0.72%        0.70%    -15.50%
         2001                                            115,708.327     9.591049     1,109,764      0.72%        0.70%      4.22%
         Money Market Fund
         2002                                          1,248,697.015    10.438310    13,034,287      1.00%        0.70%      0.54%
         2001                                          1,416,985.713    10.382042    14,711,205      1.97%        0.70%      2.96%
         Nasdaq-100 Index Fund
         2002                                            337,088.898     2.941011       991,382      0.00%        0.70%    -38.69%
         2001                                            207,477.982     4.796715       995,213      0.02%        0.70%    -31.28%
         Science & Technology Fund
         2002                                            119,566.210     2.601495       311,051      0.00%        0.70%    -40.63%
         2001                                             58,814.098     4.381553       257,697      0.00%        0.70%    -45.69%
         Small Cap Index Fund
         2002                                             89,617.044     7.654813       686,001      0.98%        0.70%    -21.37%
         2001                                             44,443.734     9.735536       432,683      0.85%        0.70%     -1.61%
         Stock Index Fund
         2002                                          1,643,626.356     6.194915    10,182,125      1.35%        0.70%    -22.98%
         2001                                            266,322.463     8.042735     2,141,961      0.73%        0.70%    -13.22%
Vanguard Variable Insurance Fund:
---------------------------------
         High Yield Bond Portfolio
         2002                                            110,200.767    10.281946     1,133,078      5.72%        0.70%      0.84%
         2001                                             66,088.935    10.196877       673,900      0.10%        0.70%     -2.38%
         REIT Index Portfolio
         2002                                            157,740.247    12.472048     1,967,344      3.68%        0.70%      2.81%
         2001                                             28,648.041    12.131169       347,535      0.08%        0.70%     14.22%
Van Kampen Life Investment Trust
--------------------------------
         Growth & Income Portfolio - Class I Shares
         2002                                             77,747.194     8.275770       643,529      1.74%        0.70%      0.00%
         Strategic Stock Portfolio  - Class I Shares
         2001                                             21,837.255    10.717085       234,031      1.36%        0.70%      1.08%

Platinum Investor PLUS Divisions:
AIM Variable Insurance Funds
----------------------------
         AIM V.I. International Growth Fund -
           Class I Shares
         2002                                                479.504     8.189754         3,927      0.81%        0.70%      0.00%
         AIM V.I. Premier Equity Fund  - Class I Shares
         2002                                              1,706.013     8.220379        14,024      0.81%        0.70%      0.00%
American Century Variable Portfolios, Inc.:
-------------------------------------------
         VP Value Fund (1)
         2002                                              4,788.003     8.808160        42,174      0.00%        0.70%      0.00%

                                    VL-R-52

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                       Investment  Expense    Total
                    Divisions                                      Units      Unit Value  Net Assets  Income Ratio  Ratio    Return
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - Continued
Ayco Series Trust:
------------------
         Ayco Growth Fund
         2002                                                         0.874   $ 8.096224       $ 7         0.00%    0.70%     0.00%
Credit Suisse Trust:
--------------------
         Small Cap Growth Portfolio
         2002                                                       871.111     7.874365     6,859         0.00%    0.70%     0.00%
Dreyfus Investment Portfolios:
------------------------------
         MidCap Stock Portfolio - Initial shares
         2002                                                     3,019.486     8.445780    25,502         0.58%    0.70%     0.00%
Dreyfus Variable Investment Fund:
---------------------------------
         Quality Bond Portfolio - Initial shares
         2002                                                     4,877.663    10.464210    51,041         1.39%    0.70%     0.00%
         Small Cap Portfolio - Initial shares
         2002                                                     4,300.171     8.005031    34,423         0.03%    0.70%     0.00%
Fidelity Variable Insurance Products Fund:
------------------------------------------
         VIP Asset Manager Portfolio - Service Class 2
         2002                                                     1,718.405     9.513754    16,348         0.00%    0.70%     0.00%
         VIP Contrafund Portfolio - Service Class 2
         2002                                                     4,180.070     8.819638    36,867         0.00%    0.70%     0.00%
         VIP Equity-Income Portfolio - Service Class 2
         2002                                                     6,741.292     8.424431    56,792         0.00%    0.70%     0.00%
         VIP Growth Portfolio - Service Class 2
         2002                                                     6,370.937     8.037584    51,207         0.00%    0.70%     0.00%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
         Franklin U.S. Government Fund - Class 2
         2002                                                     1,442.942    10.577153    15,262         0.00%    0.70%     0.00%
         Mutual Shares Securities Fund - Class 2
         2002                                                     2,794.219     8.617384    24,079         0.00%    0.70%     0.00%
         Templeton International Securities Fund - Clss 2
         2002                                                     1,104.772     7.779561     8,596         0.00%    0.70%     0.00%
Janus Aspen Series
------------------
         Aggressive Growth Portfolio - Service Shares
         2002                                                     1,531.889     8.454795    12,952         0.00%    0.70%     0.00%
         International Growth Portfolio - Service Shares
         2002                                                     1,056.996     7.976155     8,431         0.62%    0.70%     0.00%
         Worldwide Growth Portfolio
         2002                                                     1,138.460     8.067265     9,184         0.70%    0.70%     0.00%
J.P. Morgan Series Trust II:
----------------------------
         JPMorgan Small Company Portfolio
         2002                                                        82.745     8.199175       678         0.00%    0.70%     0.00%
MFS Variable Insurance Trust:
-----------------------------
         MFS Capital Opportunities Series
         2002                                                     1,934.705     8.029971    15,536         0.00%    0.70%     0.00%
         MFS Emerging Growth Series
         2002                                                     1,418.301     8.025563    11,383         0.00%    0.70%     0.00%
         MFS New Discovery Series
         2002                                                     2,462.702     7.943275    19,562         0.00%    0.70%     0.00%
         MFS Research Series
         2002                                                       443.777     8.284247     3,676         0.00%    0.70%     0.00%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
         Mid-Cap Growth Portfolio
         2002                                                     1,370.623     7.979616    10,937         0.00%    0.70%     0.00%
PIMCO Variable Insurance Trust
------------------------------
         PIMCO Real Return Portfolio - Administrative Class
         2002                                                     5,160.116    11.060686    57,074         0.91%    0.70%     0.00%
         PIMCO Short-Term Portfolio - Administrative Class
         2002                                                       559.869    10.160530     5,689         0.84%    0.70%     0.00%
         PIMCO Total Return Portfolio - Administrative Class
         2002                                                     4,989.914    10.504668    52,417         3.01%    0.70%     0.00%
Putnam Variable Trust:
----------------------
         Putnam VT Diversified Income Fund - Class IB
         2002                                                       245.857    10.175619     2,502         0.00%    0.70%     0.00%
         Putnam VT Growth and Income Fund - Class IB
         2002                                                     3,644.555     8.442295    30,768         0.00%    0.70%     0.00%
         Putnam VT Int'l Growth and Income Fund - Class IB
         2002                                                       681.766     8.145150     5,553         0.00%    0.70%     0.00%

                                    VL-R 53

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                  Investment     Expense    Total
                    Divisions                              Units      Unit Value    Net Assets   Income Ratio     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - Continued
SAFECO Resource Series Trust:
-----------------------------
         RST Equity Portfolio
         2002                                               290.539   $ 8.450151    $    2,455        1.58%         0.70%     0.00%
         RST Growth Opportunities Portfolio
         2002                                             1,743.291     7.073052        12,330        0.00%         0.70%     0.00%
SunAmerica Series Trust
-----------------------
         Aggressive Growth Portfolio - Class A
         2002                                               123.776     8.319483         1,030        0.00%         0.70%     0.00%
         SunAmerica Balanced Portfolio - Class A
         2002                                             2,000.990     9.134083        18,277        0.00%         0.70%     0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
         Equity Growth Portfolio - Class I Shares
         2002                                               132.920     8.266431         1,099        0.36%         0.70%     0.00%
         High Yield Portfolio - Class I Shares
         2002                                                 0.132     9.503441             1        0.00%         0.70%     0.00%
VALIC Company I:
----------------
         International Equities Fund
         2002                                                57.362     7.918860           453        0.00%         0.70%     0.00%
         MidCap Index Fund
         2002                                             2,609.474     8.344566        21,775        0.27%         0.70%     0.00%
         Money Market Fund
         2002                                            14,815.459    10.029135       148,586        0.65%         0.70%     0.00%
         Nasdaq-100 Index Fund
         2002                                               457.151     8.431982         3,855        0.00%         0.70%     0.00%
         Science & Technology Fund
         2002                                                47.946     8.062466           387        0.00%         0.70%     0.00%
         Small Cap Index Fund
         2002                                             1,297.887     8.096164        10,508        0.65%         0.70%     0.00%
         Stock Index Fund
         2002                                             1,898.491     8.489184        16,117        0.56%         0.70%     0.00%
Vanguard Variable Insurance Fund:
---------------------------------
         High Yield Bond Portfolio
         2002                                             1,974.463     9.887355        19,522        0.00%         0.70%     0.00%
         REIT Index Portfolio
         2002                                             5,814.226     9.382329        54,551        0.00%         0.70%     0.00%
Van Kampen Life Investment Trust
--------------------------------
         Growth & Income Portfolio - Class I Shares
         2002                                             1,757.756     8.432132        14,822        0.00%         0.70%     0.00%

Platinum Investor Survivor Divisions:
AIM Variable Insurance Funds
----------------------------
         AIM V.I. International Growth Fund -
            Class I Shares
         2002                                            50,094.156     4.896057       245,264        0.63%         0.40%   -16.01%
         2001                                            52,571.725     5.829394       306,461        0.34%         0.40%   -23.84%
         AIM V.I. Premier Equity Fund - Class I Shares
         2002                                           105,247.370     4.746901       499,599        0.34%         0.40%   -30.54%
         2001                                           104,032.935     6.833734       710,934        0.15%         0.40%   -12.91%
American Century Variable Portfolios, Inc.:
-------------------------------------------
         VP Value Fund
         2002                                            12,625.224    10.548320       133,175        6.45%         0.40%   -12.97%
         2001                                             7,351.455    12.120192        89,101        0.00%         0.40%    12.40%
Ayco Series Trust:
------------------
         Ayco Growth Fund
         2002                                           789,597.641     6.667461     5,264,612        0.32%         0.40%   -29.58%
         2001                                           689,141.559     9.468610     6,525,212        0.31%         0.40%   -14.80%
Credit Suisse Trust:
--------------------
         Small Cap Growth Portfolio
         2002                                             3,365.800     5.079715        17,097        0.00%         0.40%   -33.96%
         2001                                             5,975.908     7.691384        45,963        0.00%         0.40%   -16.35%
Dreyfus Investment Portfolios:
------------------------------
         MidCap Stock Portfolio - Initial shares
         2002                                            20,438.650     8.246319       168,544        0.34%         0.40%   -12.84%
         2001                                            10,697.796     9.461487       101,217        0.32%         0.40%    -3.65%

                                    VL-R 54

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                             Units      Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - Continued
Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares
   2002                                                19,599.193  $ 12.397172   $  242,975       5.20%           0.40%        7.33%
   2001                                                21,483.144    11.550001      248,130       4.94%           0.40%        6.26%
   Small Cap Portfolio - Initial shares
   2002                                               161,429.616     7.909213    1,276,781       0.07%           0.40%      -19.45%
   2001                                                58,731.607     9.818545      576,659       0.51%           0.40%       -6.49%
Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Asset Manager Portfolio - Service Class 2
   2002                                                 8,463.184     8.411659       71,189       2.40%           0.40%       -9.39%
   2001                                                 3,038.438     9.283560       28,207       0.41%           0.40%       -4.77%
   VIP Contrafund Portfolio - Service Class 2
   2002                                               272,383.364     7.532001    2,051,592       0.66%           0.40%       -9.97%
   2001                                               274,354.191     8.365641    2,295,149       0.01%           0.40%      -12.82%
   VIP Equity-Income Portfolio - Service Class 2
   2002                                               262,426.107     7.880339    2,068,007       1.67%           0.40%      -17.48%
   2001                                               260,014.363     9.549908    2,483,113       0.03%           0.40%       -5.61%
   VIP Growth Portfolio - Service Class 2
   2002                                               404,293.327     5.083445    2,055,203       0.29%           0.40%      -30.57%
   2001                                                40,690.377     7.322130      297,940       0.01%           0.40%      -18.20%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
   Franklin U.S. Government Fund - Class 2
   2002                                                25,054.966    10.967250      274,784       0.00%           0.40%        0.00%
   Mutual Shares Securities Fund - Class 2
   2002                                                 1,067.525     8.790107        9,384       0.00%           0.40%        0.00%
   Templeton International Securities Fund - Class 2
   2002                                                   594.675     8.070229        4,799       0.00%           0.40%        0.00%
Janus Aspen Series
------------------
   Aggressive Growth Portfolio - Service Shares
   2002                                                14,435.838     3.345186       48,291       0.00%           0.40%      -28.41%
   2001                                                13,411.463     4.672391       62,664       0.00%           0.40%      -39.83%
   International Growth Portfolio - Service Shares
   2002                                                25,565.827     5.054569      129,225       0.79%           0.40%      -26.05%
   2001                                                24,721.750     6.835527      168,986       1.20%           0.40%      -23.74%
   Worldwide Growth Portfolio - Service Shares
   2002                                                21,524.067     5.139133      110,615       0.71%           0.40%      -26.00%
   2001                                                13,909.512     6.945139       96,604       0.29%           0.40%      -22.93%
J.P. Morgan Series Trust II:
----------------------------
   JPMorgan Small Company Portfolio
   2002                                                 1,803.960     6.749492       12,176       0.26%           0.40%      -21.96%
   2001                                                 1,955.651     8.649264       16,915       0.03%           0.40%       -8.40%
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                38,315.223     4.764626      182,558       0.06%           0.40%      -29.97%
   2001                                                18,664.062     6.803715      126,985       0.00%           0.40%      -23.79%
   MFS Emerging Growth Series
   2002                                               112,158.349     3.387250      379,908       0.00%           0.40%      -34.02%
   2001                                               117,740.586     5.134141      604,496       0.00%           0.40%      -33.75%
   MFS New Discovery Series
   2002                                                 6,447.380     6.020362       38,816       0.00%           0.40%      -31.90%
   2001                                                 5,448.426     8.841028       48,169       0.00%           0.40%       -5.41%
   MFS Research Series
   2002                                                 9,597.689     5.307184       50,938       0.31%           0.40%      -24.84%
   2001                                                11,015.208     7.061005       77,779       0.01%           0.40%      -21.57%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio
   2002                                               175,271.371     4.390116      769,462       0.00%           0.40%      -29.62%
   2001                                                 5,635.796     6.237881       35,155       0.00%           0.40%      -24.95%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative
    Class
   2002                                                61,006.868    13.159282      802,807       4.53%           0.40%       17.33%
   2001                                                15,384.005    11.215571      172,540       8.44%           0.40%        6.84%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                17,021.136    10.996747      187,177       2.54%           0.40%        2.61%
   2001                                                 8,618.078    10.717533       92,365       4.87%           0.40%        4.96%

                                    VL-R 55

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - Continued
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Total Return Portfolio - Administrative Class
   2002                                                51,588.138  $ 12.089634       $ 623,682        5.08%         0.40%      8.65%
   2001                                                40,581.757    11.126990         451,552        2.94%         0.40%      8.38%
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund-Class IB
   2002                                                 4,759.453    10.760022          51,212        8.76%         0.40%      5.48%
   2001                                                 5,402.068    10.200863          55,105        0.76%         0.40%      3.10%
   Putnam VT Growth and Income Fund-Class IB
   2002                                                68,750.023     8.003973         550,273        2.12%         0.40%    -19.31%
   2001                                                48,761.936     9.919453         483,692        2.84%         0.40%     -6.77%
   Putnam VT Int'l Growth and Income Fund-Class IB
   2002                                               230,767.581     6.693768       1,544,705        0.76%         0.40%    -14.11%
   2001                                                96,185.895     7.793559         749,630                      0.40%    -21.13%
SAFECO Resource Series Trust:
-----------------------------
   RST-Equity Portfolio
   2002                                                27,186.353     5.885423         160,003        1.28%         0.40%    -26.20%
   2001                                                19,841.243     7.975171         158,237        1.08%         0.40%     -9.76%
   RST-Growth Opportunities Portfolio
   2002                                                30,017.052     6.225326         186,867        0.00%         0.40%    -37.92%
   2001                                                34,863.712    10.027798         349,608        0.00%         0.40%     18.66%
The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio - Class I Shares
   2002                                                49,021.337     4.921118         241,240        0.17%         0.40%    -28.15%
   2001                                                50,760.211     6.849398         347,677        0.00%         0.40%    -15.45%
   High Yield Portfolio - Class I Shares
   2002                                                23,235.665     7.934283         184,358        8.91%         0.40%     -7.64%
   2001                                                25,701.691     8.590629         220,794       11.50%         0.40%     -4.86%
VALIC Company I:
----------------
   International Equities Fund
   2002                                                13,499.770     5.326441          71,906        0.42%         0.40%    -19.11%
   2001                                                12,155.778     6.585184          80,045        1.60%         0.40%    -22.29%
   MidCap Index Fund
   2002                                                60,524.581     8.974017         543,149        0.73%         0.40%    -15.24%
   2001                                                41,966.655    10.587574         444,325        0.75%         0.40%     -1.34%
   Money Market Fund
   2002                                               411,443.402    10.859042       4,467,881        1.33%         0.40%      0.84%
   2001                                               461,848.710    10.768157       4,973,259        2.62%         0.40%      3.27%
   Nasdaq-100 Index Fund
   2002                                                10,382.273     3.018656          31,341        0.00%         0.40%    -38.50%
   2001                                                84,435.262     4.908554         414,455        0.00%         0.40%    -40.69%
   Science & Technology Fund
   2002                                                 6,980.891     2.645797          18,470        0.00%         0.40%    -40.45%
   2001                                                 3,006.131     4.442775          13,356        0.00%         0.40%    -49.92%
   Small Cap Index Fund
   2002                                                20,365.733     7.841696         159,702        1.03%         0.40%    -21.14%
   2001                                                13,429.749     9.943272         133,536        1.80%         0.40%      1.59%
   Stock Index Fund
   2002                                               564,352.551     5.941885       3,353,318        1.24%         0.40%    -22.74%
   2001                                               426,976.288     7.691091       3,283,914        1.04%         0.40%    -12.55%
Vanguard Variable Insurance Fund:
---------------------------------
   High Yield Bond Portfolio
   2002                                                58,996.792    10.290623         607,114        8.53%         0.40%      1.14%
   2001                                                 6,513.301    10.174918          66,273        0.40%         0.40%     -2.99%
   REIT Index Portfolio
   2002                                                18,253.288    12.574866         229,533        3.78%         0.40%      3.12%
   2001                                                 9,355.855    12.194532         114,091        2.22%         0.40%     11.49%
Van Kampen Life Investment Trust
--------------------------------
   Growth & Income Portfolio - Class I Shares
   2002                                                19,931.017     8.292480         165,277        2.74%         0.40%      0.00%
   Strategic Stock Portfolio  - Class I Shares
   2001                                                15,021.253    11.379501         170,935        2.00%         0.40%      0.68%

Platinum Investor Survivor II Divisions
AIM Variable Insurance Funds
----------------------------
   AIM V.I. International Growth Fund - Class I Shares
   2002                                                 1,368.241     8.587367          11,750        1.20%         0.75%      0.00%

                                    VL-R 56

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                  Investment                  Total
                   Divisions                                 Units     Unit Value   Net Assets   Income Ratio  Expense Ratio  Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - Continued
AIM Variable Insurance Funds
----------------------------
   AIM V.I. Premier Equity Fund - Class I Shares
   2002                                                    3,437.715   $ 7.092978   $   24,384        0.80%         0.75%      0.00%
American Century Variable Portfolios, Inc.:
-------------------------------------------
   VP Value Fund
   2002                                                   42,507.807     9.221693      391,994        0.07%         0.75%      0.00%
Ayco Series Trust:
------------------
   Ayco Growth Fund
   2002                                                  222,735.096     7.032670    1,566,422        0.72%         0.75%      0.00%
Credit Suisse Trust:
--------------------
   Small Cap Growth Portfolio
   2002                                                      124.410     7.470496          929        0.00%         0.75%      0.00%
Dreyfus Investment Portfolios:
-----------------------------
   MidCap Stock Portfolio - Initial shares
   2002                                                    1,861.302     9.260821       17,237        0.63%         0.75%      0.00%
Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares
   2002                                                    3,456.555    10.516051       36,349        4.29%         0.75%      0.00%
   Small Cap Portfolio - Initial shares
   2002                                                   19,192.317     8.707352      167,114        0.05%         0.75%      0.00%
Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Asset Manager Portfolio - Service Class 2
   2002                                                    4,059.976     9.298498       37,752        0.00%         0.75%      0.00%
   VIP Contrafund Portfolio - Service Class 2
   2002                                                    4,002.387     9.307368       37,252        0.00%         0.75%      0.00%
   VIP Equity-Income Portfolio - Service Class 2
   2002                                                   28,086.154     8.555455      240,289        0.10%         0.75%      0.00%
   VIP Growth Portfolio - Service Class 2
   2002                                                   30,554.360     7.153771      218,579        0.00%         0.75%      0.00%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
   Franklin U.S. Government Fund - Class 2
   2002                                                      371.827    10.929149        4,064        0.00%         0.75%      0.00%
   Mutual Shares Securities Fund - Class 2
   2002                                                    8,126.111     8.759538       71,181        0.97%         0.75%      0.00%
   Templeton International Securities Fund - Class 2
   2002                                                    9,504.151     8.042148       76,434        1.64%         0.75%      0.00%
Janus Aspen Series
------------------
   International Growth Portfolio - Service Shares
   2002                                                   10,265.744     7.886262       80,958        1.54%         0.75%      0.00%
   Worldwide Growth Portfolio - Service Shares
   2002                                                   14,644.118     7.733949      113,257        0.83%         0.75%      0.00%
J.P. Morgan Series Trust II:
----------------------------
   JPMorgan Small Company Portfolio
   2002                                                      115.966     8.608426          998        0.00%         0.75%      0.00%
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                    1,983.775     7.322440       14,526        0.01%         0.75%      0.00%
   MFS Emerging Growth Series
   2002                                                      978.009     6.909822        6,758        0.00%         0.75%      0.00%
   MFS New Discovery Series
   2002                                                   18,383.780     7.662034      140,857        0.00%         0.75%      0.00%
   MFS Research Series
   2002                                                    2,335.310     7.725093       18,040        0.64%         0.75%      0.00%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio
   2002                                                    2,861.521     7.330690       20,977        0.00%         0.75%      0.00%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative Class
   2002                                                    5,707.413    11.219284       64,033        4.75%         0.75%      0.00%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                   34,757.986    10.263318      356,732        3.93%         0.75%      0.00%
   PIMCO Total Return Portfolio - Administrative Class
   2002                                                   43,724.527    10.612953      464,046        7.26%         0.75%      0.00%
Putnam Variable Trust:
----------------------
   Putnam VT Growth and Income Fund - Class IB
   2002                                                    2,239.908     8.290841       18,571        0.00%         0.75%      0.00%
   Putnam VT Int'l Growth and Income Fund - Class IB
   2002                                                   12,012.954     8.859772      106,432        0.53%         0.75%      0.00%

                                     VL-R 57

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units      Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - Continued
SAFECO Resource Series Trust:
-----------------------------
       RST Equity Portfolio
       2002                                               144.789    $ 7.463693    $     1,081        2.53%         0.75%      0.00%
       RST Growth Opportunities Portfolio
       2002                                            12,646.548      7.339719         92,822        0.00%         0.75%      0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
       Equity Growth Portfolio - Class I Shares
       2002                                                99.394      7.306638            726        0.00%         0.75%      0.00%
       High Yield Portfolio - Class I Shares
       2002                                             2,194.575      9.284736         20,376       19.91%         0.75%      0.00%
VALIC Company I:
----------------
       International Equities Fund
       2002                                               279.685      8.241379          2,305        0.93%         0.75%      0.00%
       MidCap Index Fund
       2002                                            19,510.719      9.111629        177,774        0.87%         0.75%      0.00%
       Money Market I Fund
       2002                                           514,617.978     10.061658      5,177,910        1.05%         0.75%      0.49%
       2001                                           925,287.723     10.012433      9,264,381        0.00%         0.75%      0.00%
       Science & Technology Fund
       2002                                               505.551      6.056983          3,062        0.00%         0.75%      0.00%
       Small Cap Index Fund
       2002                                             1,286.741      8.716770         11,216        0.91%         0.75%      0.00%
       Stock Index Fund
       2002                                            80,956.439      7.909632        640,336        2.27%         0.75%      0.00%
Vanguard Variable Insurance Fund:
---------------------------------
       High Yield Bond Portfolio
       2002                                             1,345.094     10.127195         13,622        0.00%         0.75%      0.00%
       REIT Index Portfolio
       2002                                             5,624.843     10.874777         61,169        0.00%         0.75%      0.00%
Van Kampen Life Investment Trust
--------------------------------
       Growth & Income Portfolio - Class I Shares
       2002                                               451.395      8.272986          3,734        0.00%         0.75%      0.00%

                                     VL-R 58

[Pricewaterhousecoopers Logo]



                        Report of Independent Accountants

To the Board of Directors and Shareholder
American General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets as of December 31, 2002 and the related consolidated statements of income, shareholders' equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ Pricewaterhousecoopers LLP


Houston, Texas
February 13, 2003

[Ernst & Young Logo]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheet of American General Life Insurance Company (an indirectly wholly owned subsidiary of American International Group, Inc.) as of December 31, 2001, and the related consolidated statement of income, shareholder's equity, comprehensive income, and cash flows for the year ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


/s/ Ernst & Young LLP


Houston, Texas
February 5, 2002, except footnote 1 as to which the date is December 31, 2002

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                   2002     2001-Restated
                                                                -------------------------
                                                                     (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $38,102,252 - 2002; $33,732,454 - 2001)                   $39,623,447   $34,160,499
   Equity securities, at fair value (cost - $214,405 - 2002;
      $205,771 - 2001)                                              162,459       178,899
   Mortgage loans on real estate, net of allowance ($11,000 -
      2002; $12,000 - 2001)                                       2,774,060     2,720,155
   Policy loans                                                   1,631,045     1,667,790
   Investment real estate                                            44,331        68,687
   Other long-term investments                                      757,013       386,559
   Securities held under collateral agreement                     3,217,000            --
   Short-term investments                                           268,139       633,855
   Derivatives                                                       30,732        26,458
                                                                -------------------------
Total investments                                                48,508,226    39,842,902

Cash                                                                 85,064        95,425
Investment in Parent Company (cost - $8,597 in 2002
   and 2001)                                                         46,867        64,326
Indebtedness from affiliates                                        506,882       548,962
Accrued investment income                                           604,316       583,307
Accounts receivable                                                 512,290       601,983
Deferred policy acquisition costs/cost of insurance purchased     2,645,637     2,648,083
Property and equipment                                               96,368       110,070
Other assets                                                        385,411       328,289
Assets held in separate accounts                                 17,317,646    20,860,460
                                                                -------------------------
Total assets                                                    $70,708,707   $65,683,807
                                                                =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                  2002     2001-Restated
                                                               -------------------------
                                                                     (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                      $39,412,665   $36,136,411
   Other policy claims and benefits payable                         94,322        86,006
   Other policyholders' funds                                    1,798,373     1,742,224
   Federal income taxes                                            764,989       479,958
   Indebtedness to affiliates                                       23,463         6,928
   Securities loaned under collateral agreement                  3,216,000            --
   Other liabilities                                             1,516,429     1,098,824
   Liabilities related to separate accounts                     17,317,646    20,860,460
                                                               -------------------------
Total liabilities                                               64,143,887    60,410,811

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued, and outstanding                                          850           850
   Common stock, $10 par value, 600,000 shares authorized,
      issued, and outstanding                                        6,000         6,000
   Additional paid-in capital                                    3,088,269     2,640,365
   Accumulated other comprehensive income                          714,805       177,605
   Retained earnings                                             2,754,896     2,448,176
                                                               -------------------------
Total shareholder's equity                                       6,564,820     5,272,996

                                                               -------------------------
Total liabilities and shareholder's equity                     $70,708,707   $65,683,807
                                                               =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                                         2002     2001-Restated
                                                     --------------------------
                                                            (In Thousands)
Revenues:
   Premiums and other considerations                 $ 1,841,155    $ 1,235,293
   Net investment income                               2,945,909      2,939,916
   Net realized investment losses                       (282,831)      (105,279)
   Other                                                 158,577         94,900
                                                     --------------------------
Total revenues                                         4,662,810      4,164,830

Benefits and expenses:
   Policyholders' benefits                             3,123,265      2,456,617
   Operating costs and expenses                          647,429        862,375
                                                     --------------------------
Total benefits and expenses                            3,770,694      3,318,992
                                                     --------------------------
Income before income tax expense                         892,116        845,838

Income tax expense                                       139,815        255,751
Cumulative effect of accounting change (net of tax)           --         23,851
                                                     --------------------------
Net income                                           $   752,301    $   566,236
                                                     ==========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                       Year ended December 31
                                                     --------------------------
                                                         2002     2001-Restated
                                                     --------------------------
                                                            (in Thousands)
Preferred stock:
   Balance at beginning of year                      $       850    $       850
   Change during year                                         --             --
                                                     --------------------------
Balance at end of year                                       850            850

Common stock:
   Balance at beginning of year                            6,000          6,000
   Change during year                                         --             --
                                                     --------------------------
Balance at end of year                                     6,000          6,000

Additional paid-in capital:
   Balance at beginning of year                        2,640,365      2,596,124
   Capital contribution from Parent Company              447,904         44,241
                                                     --------------------------
Balance at end of year                                 3,088,269      2,640,365

Accumulated other comprehensive income:
   Balance at beginning of year                          177,605        (34,201)
   Change in net unrealized investment gains during
       year, net of tax                                  536,933        195,599
   Change in hedging activities during year, net of
       tax                                                   267         16,207
                                                     --------------------------
Balance at end of year                                   714,805        177,605

Retained earnings:
   Balance at beginning of year                        2,448,176      2,287,477
   Net income                                            752,301        566,236
   Other                                                      --         (3,357)
   Dividends paid                                       (445,581)      (402,180)
                                                     --------------------------
Balance at end of year                                 2,754,896      2,448,176
                                                     --------------------------
Total shareholder's equity                           $ 6,564,820    $ 5,272,996
                                                     ==========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                           2002    2001-Restated
                                                        ------------------------
                                                             (in Thousands)
Net income                                              $  752,301    $  566,236
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: 2002 - $639,149; 2001 -
      $235,534)                                            415,447       153,091
   Hedging activities (pretax: 2002 - $410;
      2001 - $25,266)                                          267        16,207
   Reclassification adjustment for losses
      included in net income                               121,486        42,508
                                                        ------------------------
   Other comprehensive income                              537,200       211,806
                                                        ------------------------
Comprehensive income                                    $1,289,501    $  778,042
                                                        ========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2002       2001-Restated
                                                                 ----------------------------
                                                                        (in Thousands)
Operating activities
Net income                                                       $    752,301    $    566,236
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Change in accounts receivable                                    89,693         111,466
      Change in future policy benefits and other policy claims      3,000,941         272,404
      Amortization of policy acquisition costs and CIP                145,053         221,187
      Policy acquisition costs deferred                              (334,197)       (307,560)
      Change in other policyholders' funds                             56,149         169,172
      Provision for deferred income tax expense                       285,031         (17,539)
      Depreciation and amortization, including premiums and
         discounts                                                    149,281          68,900
      Change in indebtedness to (from) affiliates                      58,615        (187,412)
      Change in amounts payable to brokers                            350,821        (180,103)
      Net loss on sale of investments                                 282,831         140,929
      Other, net                                                       (9,086)        (63,608)
                                                                 ----------------------------
Net cash provided by operating activities                           4,827,433         794,072

Investing activities
Purchases of investments and loans made                           (39,938,844)    (55,054,177)
Sales or maturities of investments and receipts from
   repayment of loans                                              35,288,574      53,729,090
Sales and purchases of property, equipment, and
   software, net                                                      (22,262)        (41,907)
                                                                 ----------------------------
Net cash used in investing activities                              (4,672,532)     (1,366,994)

Financing activities
Net policyholder account deposits/withdrawals                         277,314       1,123,772
Dividends paid                                                       (445,581)       (393,680)
Other                                                                   3,005        (119,115)
                                                                 ----------------------------
Net cash provided by financing activities                            (165,262)        610,977
                                                                 ----------------------------
Increase (decrease) in cash                                           (10,361)         38,055
Cash at beginning of year                                              95,425          57,370
                                                                 ----------------------------
Cash at end of year                                              $     85,064    $     95,425
                                                                 ============================

Interest paid amounted to approximately $2,315,000 and $112,400,000 in 2002 and 2001, respectively.


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2002

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. The merger has been accounted for at historical cost in a manner similar to a pooling of interests business combination. Additionally, effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. Accordingly, the accompanying consolidated financial statements as of and for the years ended December 31, 2002 and 2001 (restated) include the financial position, operating results, and cash flows of The Franklin, AMFLIC, and All American and exclude AGNY.

The Company operates through two divisions: Life Insurance and Retirement Savings. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance division, through its subsidiaries American General Life Companies (AGLC) and American General Enterprise Services ("AGES") also provides support services to certain affiliated insurance companies. The Retirement Savings Division includes the results of the Variable Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.1 Preparation of Financial Statements (continued)

other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2002. Statutory net income and capital and surplus of the Company is as follows:

                                                      2002     2001-Restated
                                                  --------------------------
                                                        (in Thousands)

Statutory net income (unaudited)                  $   538,265   $   418,136
Statutory capital and surplus (unaudited)         $ 2,863,221   $ 2,554,883

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.2 Statutory Accounting (continued)

cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2002 and 2001, insurance investment contracts of $33.3 billion and $31.6 billion, respectively, were included in the Company's liabilities.

2.4 Investments

Fixed Maturity and Equity Securities

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2002 and 2001. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2002 and 2001. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2002 and 2001.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Other Long-Term Investments

Other long-term assets consists of equity partnerships and other investments not classified elsewhere herein. The equity partnerships are accounted for under the equity method of accounting, which approximates fair value. For those partnerships that report changes in the fair value of the underlying equity investment in earnings, the Company records its proportionate interest in net realized investment gains (losses).

Securities Held Under Collateral Agreements

Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2002 and 2001.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses). Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

EITF 99-20

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $23.9 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income as a cumulative effect of accounting change.

2.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.5 Separate Accounts (continued)

income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's (AGC) acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 4.51% to 8.25%.

With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

term growth rate higher than 10%. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7 Other Assets

In 2001, goodwill was charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.14 Accounting Changes for treatment beginning January 1, 2002.)

2.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.8 Policy and Contract Claims Reserves (continued)

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 2 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 6.5 percent. Withdrawal charges generally range from 1.0 percent to 17.0 percent, grading to zero over a period of 5 to 10 years. The universal life funds have credited interest rates that range from 2.0 percent to 7.35 percent.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

2.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

                    American General Life Insurance Company

2.10 Reinsurance (continued)

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables and are included in accounts receivable.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 8% of life insurance in force at December 31, 2002.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $74.3 million and $72.6 million in 2002 and 2001, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

The Company's ultimate parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2002, the Company will join in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.12 Income Taxes (continued)

effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

2.13 Derivatives

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FAS 138).

Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.13 Derivatives (continued)

The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. Adoption of FAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

2.14 Accounting Changes

In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The Company has evaluated the impact of the impairment provisions of FAS 142 as of January 1, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2002.

In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.13 Accounting Changes (continued)

established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

                    American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                     2002      2001-Restated
                                                 ---------------------------
                                                        (In Thousands)
Investment income:
   Fixed maturities                              $  2,688,455   $ 2,579,563
   Equity securities                                    2,150         4,000
   Mortgage loans on real estate                      223,789       221,912
   Investment real estate                              15,303        17,737
   Policy loans                                        97,386        98,395
   Other investments                                  (67,595)        2,020
   Short-term investments                              21,214        70,610
                                                 ---------------------------
Gross investment income                             2,980,702     2,994,237
Investment expenses                                    34,793        54,321
                                                 ---------------------------
Net investment income                            $  2,945,909   $ 2,939,916
                                                 ===========================

The carrying value of investments that produced no investment income during 2002 was less than 0.3% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2002 and 2001. During 2002, other investments relates to losses associated with various partnership interests.

                    American General Life Insurance Company

3. Investments (continued)

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                        2002      2001-Restated
                                                     ---------------------------
                                                            (In Thousands)
Fixed maturities:
   Gross gains                                       $  389,164      $  347,495
   Gross losses                                        (676,553)       (366,654)
                                                     ---------------------------
Total fixed maturities                                 (287,389)        (19,159)
Equity securities                                          (191)         (4,475)
Derivatives                                                 (38)         (2,151)
Other                                                     4,787         (79,494)
                                                     ---------------------------
Net realized investment (losses) gains                 (282,831)       (105,279)
   before tax
Income tax (benefit) expense                            (72,049)        (36,319)
                                                     ---------------------------
Net realized investment (losses) gains
   after tax                                         $ (210,782)     $  (68,960)
                                                     ===========================

During 2002, the Company's realized losses included write-downs of $304.6 million for certain available for sale fixed maturity investments that experienced declines deemed other than temporary.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2002 and 2001 were as follows:

                                                        Gross         Gross
                                       Amortized     Unrealized    Unrealized        Fair
                                          Cost          Gain          Loss           Value
                                      ------------------------------------------------------
                                                         (In Thousands)
December 31, 2002
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $19,250,058   $ 1,480,800   $  (576,371)   $20,154,487
      Below investment-grade            5,071,592       237,438      (226,843)     5,082,187
   Mortgage-backed securities*          9,812,350       439,914        (7,222)    10,245,042
   U.S. government obligations            406,792        41,715        (2,019)       446,488
   Foreign governments                    125,735        15,324            --        141,059
   State and political subdivisions     1,251,187        11,423        (2,143)     1,260,467
   Collateralized bonds                   357,697        22,914       (11,701)       368,910
   Industrial & miscellaneous             816,267        51,882       (11,141)       857,008
   Public Utilities                     1,005,115        87,551       (27,874)     1,064,792
   Redeemable preferred stocks              5,459            --        (2,452)         3,007
                                      ------------------------------------------------------
Total fixed maturity securities       $38,102,252   $ 2,388,961   $  (867,766)   $39,623,447
                                      ======================================================
Equity securities                     $   214,405   $     3,156   $   (55,102)   $   162,459
                                      ======================================================
Investment in Parent Company          $     8,597   $    38,270   $        --    $    46,867
                                      ======================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities (continued)

                                                       Gross         Gross
                                       Amortized     Unrealized    Unrealized       Fair
                                          Cost          Gain          Loss         Value
                                      ------------------------------------------------------
                                                        (In Thousands)
December 31, 2001
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $17,037,168   $   732,355   $  (297,539)   $17,471,984
      Below investment-grade            2,230,377        39,954      (256,938)     2,013,393
   Mortgage-backed securities*          8,214,586       182,895       (77,639)     8,319,842
   U.S. government obligations            610,068        21,834       (10,689)       621,213
   Foreign governments                    229,785        12,834        (1,776)       240,843
   State and political subdivisions     5,403,359       135,278       (52,443)     5,486,194
   Redeemable preferred stocks              7,111            --           (81)         7,030
                                      ------------------------------------------------------
Total fixed maturity securities       $33,732,454   $ 1,125,150   $  (697,105)   $34,160,499
                                      ======================================================
Equity securities                     $   205,771   $       320   $   (27,192)   $   178,899
                                      ======================================================
Investment in Parent Company          $     8,597   $    55,729   $        --    $    64,326
                                      ======================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                       2002     2001-Restated
                                                   --------------------------

Gross unrealized gains                             $ 2,430,387   $ 1,181,199
Gross unrealized losses                               (922,868)     (724,327)
DPAC and other fair value adjustments                 (433,493)     (205,757)
Deferred federal income (taxes) benefit               (359,488)      (89,717)
                                                   --------------------------
Net unrealized gains (losses) on securities        $   714,538   $   161,398
                                                   ==========================

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                               2002                    2001-Restated
                                     -----------------------------------------------------
                                      Amortized      Market       Amortized      Market
                                        Cost          Value          Cost         Value
                                     -----------------------------------------------------
                                          (In Thousands)              (In Thousands)
Fixed maturity securities,
  excluding mortgage-backed
  securities:
      Due in one year or less        $   797,704   $   818,133   $ 1,492,714   $ 1,523,591
      Due after one year through
         five years                    5,028,525     5,310,521     5,395,275     5,588,481
      Due after five years through
         ten years                    10,034,258    10,445,007     9,467,603     9,576,284
      Due after ten years             12,429,415    12,804,743     9,162,276     9,152,301
Mortgage-backed securities             9,812,350    10,245,043     8,214,586     8,319,842
                                     -----------------------------------------------------
Total fixed maturity securities      $38,102,252   $39,623,447   $33,732,454   $34,160,499
                                     =====================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.4 billion, and $35.1 billion, during 2002 and 2001.

                    American General Life Insurance Company

3. Investments (continued)

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2002 and 2001:

                                           Outstanding  Percent of    Percent
                                             Amount        Total   Nonperforming
                                           -------------------------------------
                                                      (In Millions)
December 31, 2002
Geographic distribution:
   South Atlantic                          $   649          23.4%         0.4%
   Pacific                                     449          16.2          0.0
   Mid-Atlantic                                469          16.9          0.0
   East North Central                          443          16.0          1.6
   Mountain                                    111           4.0          1.8
   West South Central                          219           7.9          0.0
   East South Central                          237           8.5          0.0
   West North Central                          110           4.0          2.7
   New England                                  98           3.5          0.0
Allowance for losses                           (11)         (0.4)         0.0
                                           -----------------------
Total                                      $ 2,774         100.0%         0.4%
                                           =======================

Property type:
   Office                                  $ 1,162          41.9%         0.3%
   Retail                                      830          29.9          1.3
   Industrial                                  326          11.8          0.0
   Apartments                                  268           9.6          0.0
   Hotel/motel                                 103           3.7          0.0
   Other                                        96           3.5          0.0
Allowance for losses                           (11)         (0.4)         0.0
                                           -----------------------
Total                                      $ 2,774         100.0%         0.4%
                                           =======================

                    American General Life Insurance Company

3. Investments (continued)

3.4 Mortgage Loans on Real Estate (continued)

                                           Outstanding  Percent of    Percent
                                             Amount        Total   Nonperforming
                                           -------------------------------------
                                                      (In Millions)
December 31, 2001-Restated
Geographic distribution:
   South Atlantic                          $   627          23.0%       0.0%
   Pacific                                     418          15.4        7.3
   Mid-Atlantic                                433          15.9        0.0
   East North Central                          433          15.9        0.5
   Mountain                                    119           4.4        0.8
   West South Central                          233           8.6        0.0
   East South Central                          251           9.2        0.0
   West North Central                          121           4.4        0.0
   New England                                  97           3.6        0.0
Allowance for losses                           (12)         (0.4)       0.0
                                           -----------------------
Total                                      $ 2,720         100.0%       1.3%
                                           =======================

Property type:
   Office                                  $ 1,161          42.6%       2.9%
   Retail                                      883          32.4        0.0
   Industrial                                  308          11.3        0.0
   Apartments                                  219           8.1        0.0
   Hotel/motel                                 105           3.9        0.0
   Other                                        56           2.1        0.0
Allowance for losses                           (12)         (0.4)       0.0
                                           -----------------------
Total                                      $ 2,720         100.0%       1.3%
                                           =======================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                           2002    2001-Restated
                                                      -------------------------

Balance at January 1                                  $ 2,335,474   $ 2,405,205
   Capitalization                                         327,806       330,988
   Accretion of interest/Amortization                    (142,753)     (234,915)
   Effect of unrealized losses (gains) on securities     (268,319)     (129,986)
   Effect of realized losses (gains) on securities         41,829       (35,818)
                                                      -------------------------
Balance at December 31                                $ 2,294,037   $ 2,335,474
                                                      =========================

A rollforward of cost of insurance purchased (CIP) for the years ended December 31, were as follows:

                                                      2002       2001-Restated
                                                   ---------------------------
                                                           (In Thousands)

Balance at January 1                               $ 312,609         $ 361,300
Deferral of renewal commissions                        6,391             6,837
Accretion of interest                                 25,800            29,348
Amortization                                         (28,100)          (50,903)
Effect of unrealized (gains) losses on securities     33,700           (28,925)
Effect of realized (gains) losses on securities        1,200            (5,048)
                                                   ---------------------------
Balance at December 31                             $ 351,600         $ 312,609
                                                   ===========================

CIP amortization to be recorded in each of the next five years is $18.9 million, $17.8 million, $16.4 million, $16.1 million and $15.8 million.

                    American General Life Insurance Company

5. Other Assets

Other assets consisted of the following:

                                                           December 31
                                                      2002         2001-Restated
                                                    ----------------------------
                                                          (In Thousands)

Goodwill                                            $ 38,973            $ 47,684
Computer software                                     92,742              81,762
Account receivable brokers                           124,051              97,991
Prepaid expenses                                      34,794              36,752
Other                                                 94,851              64,100
                                                    ----------------------------
Total other assets                                  $385,411            $328,289
                                                    ============================


FAS 142 requires that the Company reclassify any separable intangible assets and, for intangible assets with definitive useful lives, to amortize their cost over their useful lives. Upon adoption of FAS 142, the Company reclassified $8.7 million of separable intangible assets out of goodwill and recorded amortization totaling $0.7 million in the year ended December 31, 2002.

                    American General Life Insurance Company

6. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $174,274,000 in restructuring costs. Of the total restructuring charges, approximately $162,801,000 has been paid as of December 31, 2002. The remaining balance is included in Other Liabilities.

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                             December 31
                                                        2002       2001-Restated
                                                     ---------------------------
                                                            (In Thousands)

Current tax (receivable) payable                     $ (26,411)        $  10,636
Deferred tax liabilities, applicable to:
   Net income                                          402,124           391,585
   Net unrealized investment gains                     389,276            77,737
                                                     ---------------------------
Total deferred tax liabilities                         791,400           469,322
                                                     ---------------------------
Total current and deferred tax liabilities           $ 764,989         $ 479,958
                                                     ===========================

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2002         2001-Restated
                                                                        -------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                    $   729,627         $   755,940
   Basis differential of investments                                        131,726              95,679
   Net unrealized gains on debt and equity securities available
      for sale                                                              391,727              59,019
   Other                                                                     82,639             160,445
                                                                        -------------------------------
Total deferred tax liabilities                                            1,335,719           1,071,083

Deferred tax assets applicable to:
   Policy reserves                                                         (336,687)           (403,280)
   Net unrealized losses on debt and equity securities available
      for sale                                                                   --              (3,000)
   Nondeductible liabilities                                                (57,000)            (57,300)
   Other                                                                   (150,632)           (139,181)
                                                                        -------------------------------
Total deferred tax assets before valuation allowance                       (544,319)           (602,761)
Valuation allowance                                                              --               1,000
                                                                        -------------------------------
Total deferred tax assets, net of valuation allowance                      (544,319)           (601,761)
                                                                        -------------------------------
Net deferred tax liabilities                                            $   791,400         $   469,322
                                                                        ===============================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2002, the Company had approximately $358.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $125.4 million.

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.2 Tax Expense

Components of income tax expense (benefit) for the years were as follows:

                                                      2002        2001-Restated
                                                   ----------------------------
                                                           (In Thousands)
Current expense                                    $  98,775          $ 275,051
Deferred expense (benefit):
   Realized gains                                   (151,346)           (78,336)
   Deferred policy acquisition cost                   58,464             15,201
   Policy reserves                                    27,318             30,128
   Basis differential of investments                  75,946             20,175
   Internally developed software                       4,867             21,374
   Restructure charges                                25,786            (17,799)
   Policyholder dividend guarantee                     1,053            (11,083)
   Other, net                                         (1,048)             1,040
                                                   ----------------------------
Total deferred expense (benefit)                      41,040            (19,300)
                                                   ----------------------------
Income tax expense                                 $ 139,815          $ 255,751
                                                   ============================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                      2002        2001-Restated
                                                   ----------------------------
                                                          (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                              $ 312,158          $ 293,271
Tax-exempt investment income                         (29,164)           (32,575)
Nonconventional fuel source credits                 (101,917)                --
Adjustment for IRS examinations                      (46,237)                --
Goodwill                                                 143                683
Other                                                  4,832             (5,628)
                                                   ----------------------------
Income tax expense                                 $ 139,815          $ 255,751
                                                   ============================

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.2 Tax Expense (continued)

The adjustment for IRS examinations relates primarily to the reduction of certain tax liabilities that were recorded for prior years following the completion of the tax examinations discussed in note 7.4.

7.3 Taxes Paid

Income taxes paid amounted to approximately $127.2 million and $236.1 million in 2002 and 2001, respectively.

7.4 Tax Return Examinations

The Internal Revenue Service (IRS) has completed the examination of the Company's federal income tax returns through the taxable year ended December 31, 1999. The Company has not been contacted by the IRS regarding examinations of taxable years beginning after December 31, 1999.

The Company's ultimate parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with AGC under which each subsidiary agrees to pay AGC an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

Starting August 30, 2001, the Company will join in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

8. Transactions With Affiliates

Indebtedness from affiliates were as follows:

                                                                   December 31, 2001
                                            December 31, 2002           -Restated
                                          --------------------------------------------
                                          Par Value  Book Value  Par Value  Book Value
                                          --------------------------------------------
                                                        (In Thousands)
American General Corporation,
   9 3/8%, due 2008                       $  4,725    $  3,677    $  4,725    $  3,575
American General Corporation,
   Promissory notes, 5 1/2% due 2004            --          --       7,339       7,339
AGC Life, Promissory notes, 6.75%
   due 2005                                116,000     116,000     116,000     116,000
American General Corporation, Senior
   Promissory notes, 2 16/25% due 2006          --          --     374,000     374,000
American General Corporation,
   Promissory notes, 1.939% due 2006       333,000     333,000          --          --
American General Corporation Life,
   Restricted Subordinated Note,
   6.75%, due 2005                              --          --      25,321      25,321
                                          --------------------------------------------
Total notes receivable from affiliates     453,725     452,677     527,385     526,235
                                          --------------------------------------------
Accounts receivable from affiliates             --      54,205          --      22,727
                                          --------------------------------------------
Indebtedness from affiliates              $453,725    $506,882    $527,385    $548,962
                                          ============================================

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation (AIGGIC) on a fee basis. The Company paid approximately $62,210,368 and $127,124,718 for such services in 2002 and 2001 respectively. Accounts payable for such services at December 31, 2002 and 2001 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology,

                    American General Life Insurance Company

8. Transactions With Affiliates (continued)

to a number of AIG's life insurance subsidiaries. The Company received approximately $342,097,281 and $243,722,505 for such services and rent in 2002 and 2001 respectively. Accounts receivable for rent and services at December 31, 2002 and 2001 were not material.

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38% secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2002 by $449 million.

AIG applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

                    American General Life Insurance Company

9. Benefit Plans (continued)

Prior to January 1, 2002, substantially all employees of the Company were covered under benefit plans sponsored by American General Corporation, including a qualified defined pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

10. Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

10.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                           2002   2001-Restated
                                                         ----------------------
                                                         (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                       $   145     $   160
   Average receive rate                                     6.69%       6.74%
   Average pay rate                                         1.77%       2.07%
Currency swap agreements (receive U.S. dollars/pay
   Canadian dollars):
      Notional amount (in U.S. dollars)                  $    97     $    74
      Average exchange rate                                 1.50        1.43

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.2 Interest Rate and Currency Swap Agreements (continued)

                                                          2002    2001-Restated
                                                        -----------------------
                                                        (Dollars in Millions)
Currency swap agreements (receive U.S. dollars/pay
   Australian dollars):
      Notional amount (in U.S. dollars)                 $   23        $   23
      Average exchange rate                               1.85          1.85
Currency swap agreements (receive U.S. dollars/pay
   Japanese Yen):
      Notional amount (in U.S. dollars)                 $   12        $   12
      Average exchange rate                              44.60         44.60


10.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Conversely, during prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.3 Swaptions (continued)

Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions outstanding at December 31, 2002 expire in 2003. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were not significant for 2002.

Swaptions at December 31 were as follows:

                                                   2002         2001-Restated
                                                   --------------------------
                                                      (Dollars in Millions)
Call swaptions:
   Notional amount                                       --         $    376
   Average strike rate                                   --             5.25%
Put swaptions:
   Notional amount                                 $  3,275         $    684
   Average strike rate                                7.75%            8.25%

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

11. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                         2002                 2001-Restated
                                                    Fair     Carrying       Fair     Carrying
                                                   Value      Amount       Value      Amount
                                                  -------------------------------------------
                                                                 (In Millions)
Assets
Fixed maturity and equity securities              $39,786     $39,786     $34,339     $34,339
Mortgage loans on real estate                       3,173       2,774       2,837       2,720
Policy loans                                        1,724       1,631       1,882       1,668
Short-term investments                                268         268         634         634
Derivative financial instruments                       31          31          26          26
Other long-term investments                           757         757         386         386
Investment in Parent Company                           47          47          64          64
Indebtedness from affiliates                          507         507         549         549
Securities held under collateral agreements         3,217       3,217          --          --
Assets held in separate accounts                   17,318      17,318      20,860      20,860

Liabilities
Investment contracts                               33,348      33,301      31,591      31,634
Dividend accumulations                                843         843         863         863
Securities loaned under collateral agreements       3,216       3,216          --          --
Liabilities related to separate accounts           17,318      17,318      20,860      20,860


                    American General Life Insurance Company

11. Fair Value of Financial Instruments (continued)

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

         Derivative Financial Instruments

         Fair values for derivative assets and liabilities were based upon quoted market prices.

                    American General Life Insurance Company

11. Fair Value of Financial Instruments (continued)

         Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

         Indebtedness from Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

         Other Long-Term Investments

         Fair value of other long term investments is based upon the fair-value of the net assets of these investments as determined by the general partners.

12. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $189.1 million ($122.9 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, 100% of the liabilities of the

                    American General Life Insurance Company

12. Commitments and Contingencies (continued)

Company related to the proposed resolution. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $123.8 million and $170.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2002 and 2001, respectively.

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium tax in certain states. At December 31, 2002 and 2001, the Company has accrued $3.4 million and $5.9 million, respectively, for guaranty fund assessments. The Company has recorded receivables of $2.6 million and $4.2 million at December 31, 2002 and 2001, respectively, for expected recoveries against the payment of future premium taxes.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date of October 31, 2003, to convert any outstanding loan balances to one-year term loans.

                    American General Life Insurance Company

13. Reinsurance

The Company will receive annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the facility as of December 31, 2002.

Reinsurance transactions for the years ended December 31, 2002 and 2001 were as follows:

                                                                                                      Percentage
                                                        Ceded to         Assumed                       of Amount
                                                          Other        From Other                       Assumed
                                     Gross Amount       Companies       Companies         Net Amount     to Net
                                     --------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2002
Life insurance in force              $128,263,870     $ 59,950,491     $  2,389,096      $ 70,702,475     3.38%
                                     ================================================================
Premiums:
   Life insurance and annuities         1,388,181          249,365           20,979         1,159,795     1.81%
   Accident and health insurance           25,713              983             (583)           24,147    -2.41%
                                     ----------------------------------------------------------------
Total premiums                       $  1,413,894     $    250,348     $     20,396      $  1,183,942     1.72%
                                     ================================================================

December 31, 2001
Life insurance in force              $136,480,801     $ 65,109,557     $  1,657,275      $ 73,028,519     2.27%
                                     ================================================================
Premiums:
   Life insurance and annuities           806,910          218,071           18,075           606,914     2.98%
   Accident and health insurance           28,875            1,476           (3,313)           24,086   -13.75%
                                     ----------------------------------------------------------------
Total premiums                       $    835,785     $    219,547     $     14,762      $    631,000     2.34%
                                     ================================================================

Reinsurance recoverable on paid losses was approximately $11.3 million, and $20.4 million, at December 31, 2002 and 2001, respectively. Reinsurance recoverable on unpaid losses was approximately $20.7 million, and $27.4 million at December 31, 2002 and 2001, respectively.

14. Shareholders' Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The stock is held by it's immediate parent, AGC Life.

                    American General Life Insurance Company

14.  Shareholders' Equity (continued)

The Company paid $445 million and $402 million in dividends on common stock to the Parent Company in 2002 and 2001. The Company also paid $680 thousand in dividends on preferred stock to the Parent Company in 2002.

On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in other long term investments in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2002, approximately $6.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $3.2 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

15. Division Operations

15.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Savings

The Retirement Savings Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-

                     American General Life Insurance Company

15. Division Operations (continued)

15.1 Nature of Operations (continued)

sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring accumulative effect of accounting change.

Division earnings information was as follows:

                                      Revenues                  Income Before Taxes                 Earnings
                              ------------------------------------------------------------------------------------------
                                2002       2001-Restated       2002        2001-Restated        2002       2001-Restated
                              ------------------------------------------------------------------------------------------
                                                                  (In Millions)
Retirement Services           $ 2,133         $ 2,107         $   772         $   562         $   521         $   385
Life Insurance                  2,813           2,164             404             426             406             275
                              ---------------------------------------------------------------------------------------
Total divisions                 4,946           4,271           1,176             988             927             660
Goodwill amortization              --              --              (1)             (1)             (1)             (1)
RG (L)                           (283)           (106)           (283)           (106)           (174)            (69)
Accumulative effect of
accounting change                  --              --              --             (35)             --             (24)
                              ---------------------------------------------------------------------------------------
Total consolidated            $ 4,663         $ 4,165         $   892         $   846         $   752         $   566
                              =======================================================================================

                    American General Life Insurance Company

15. Division Operations (continued)

15.2 Division Results (continued)

Division balance sheet information was as follows:

                                Assets                      Liabilities
                         -------------------------------------------------------
                                             December 31
                         -------------------------------------------------------
                           2002      2001-Restated      2002       2001-Restated
                         -------------------------------------------------------
                                           (In Millions)
Retirement Services      $49,274        $45,688        $45,771        $43,028
Life Insurance            21,435         19,996         18,373         17,383
                         -------------------------------------------------------
Total consolidated       $70,709        $65,684        $64,144        $60,411
                         =======================================================

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

14.  SUBSEQUENT EVENT

Effective December 31, 2002, The Franklin Life Insurance Company, The American Franklin Life Insurance Company, and All American Life Insurance Company merged with American General Life Insurance Company (AGL), an indirect, wholly-owned subsidiary of American International Group. In addition, two other indirect wholly-owned subsidiaries of American International Group merged effective 12/31/02. Specifically, American General Life Insurance Company of New York
(AGNY) was merged into The United States Life Insurance Company in the City of New York (USL). This merger was effected through AGL which paid to its parent, AGC Life Insurance Company, another indirect wholly-owned subsidiary of American International Group, in the form of a dividend its investment in the outstanding shares of AGNY. AGNY was subsequently merged with and into USL, with USL being the surviving corporation.

  * "The Report of Independent Auditors" on page F-1 of the AGL consolidated financial statements has been revised concerning the date and the new footnote No. 14 added above. The new date of The Report of Independent Auditors is February 1, 2002, except footnote 14 as to which the date is December 31, 2002."

                         [LETTERHEAD OF ERNST & YOUNG]

                         Report of Independent Auditors

Board of Directors
All American Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of All American Life Insurance Company (the Company) as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 1 and 13.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2001 and 2000, or its results of operations or its cash flow for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department.

As discussed in Note 2 to the financial statements in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Illinois Insurance Department.

                                             /s/ ERNST & YOUNG LLP
                                             --------------------------

May 3, 2002


                   A Member Practice of Ernst & Young Global

                      All American Life Insurance Company

                        Balance Sheets--Statutory-Basis

                                                                                 December 31
                                                                            2001             2000
                                                                    --------------------------------------
                                                                                 (In Thousands)
Admitted assets
Cash and investments:
   Bonds                                                              $1,772,952              $1,770,222
   Preferred stocks                                                        2,567                   5,099
   Common stocks                                                           9,684                     106
   Cash                                                                    3,350                   7,012
   Short-term investments                                                 29,772                  37,352
   Mortgage loans                                                         90,038                  90,392
   Real estate                                                             2,460                   4,771
   Policy loans                                                          141,025                 140,180
   Other invested assets                                                  14,676                  10,195
                                                                    --------------------------------------
Total cash and investments                                             2,066,524               2,065,329
Amounts recoverable from reinsurers                                        6,193                   4,832
Commissions and expense allowances due                                     2,893                   5,278
Accrued investment income                                                 32,196                  35,688
Deferred and uncollected premiums, less loading                           32,956                  34,726
(2001 - $13,054,000; 2000 - $12,841,000)
Accident and health premiums due and unpaid                                 (585)                   (712)
Receivable from affiliates                                                 3,706                   6,158
Federal income tax recoverable (including $28,474,000 net                 36,425                      --
deferred tax asset at December 31, 2001)
Other admitted assets                                                      3,127                   1,724
                                                                    --------------------------------------
Total admitted assets                                                 $2,183,435              $2,153,023
                                                                    ======================================

                                                                                 December 31
                                                                            2001             2000
                                                                    --------------------------------------
                                                                                 (In Thousands)
Liabilities and capital and surplus
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                      $1,844,377              $1,826,869
       Accident and health reserves                                          320                     398
       Premiums received in advance                                          383                     352
       Policy and contract claims-- life                                  17,628                  19,399
       Policy and contract claims-- health                                   (30)                    (30)
       Premium and other deposit liabilities                              36,044                      --
       Policyholder dividends and coupons and other                          372                     376
                                                                    --------------------------------------

Total policy and contractual liabilities                               1,899,094               1,847,364
   Federal income taxes payable                                               --                   4,157
   Payable to affiliates                                                   6,149                   6,085
   Reinsurance in unauthorized companies                                  29,694                  71,645
   General expenses                                                        1,340                   1,023
   Commissions                                                             5,544                   7,799
   Taxes, licenses and fees                                                2,891                   3,722
   Other liabilities                                                      26,135                  64,263
   Interest maintenance reserve                                           27,069                  25,125
   Asset valuation reserve                                                18,112                  24,688
                                                                    --------------------------------------
 Total liabilities                                                     2,016,028               2,055,871

 Capital and surplus:
   Common stock, $1 par value; 10,000,000 shares                           6,043                   6,043
   authorized; 6,043,000 issued and outstanding
   Additional paid-in surplus                                             91,109                  91,109
   Unassigned surplus                                                     70,255                      --
                                                                    --------------------------------------
 Total capital and surplus                                               167,407                  97,152
                                                                    --------------------------------------
Total liabilities and capital and surplus                             $2,183,435              $2,153,023
                                                                    ======================================

See accompanying notes.

                       All American Life Insurance Company

                      Statements of Income--Statutory-Basis

                                                                                         Year ended December 31
                                                                                      2001                    2000
                                                                            ------------------------------------------------
                                                                                             (In Thousands)
Revenues:
     Premiums and annuity considerations:                                             $175,478                 $184,736
     Other considerations received                                                         118                      361
     Net investment income                                                             154,410                  161,361
     Amortization of interest maintenance reserve                                        1,807                    1,937
     Commissions and expense allowances on reinsurance ceded                            27,639                   33,701
     Other income                                                                        2,265                   28,508
                                                                            ------------------------------------------------
Total revenues                                                                         361,726                  410,604

Benefits paid or provided:
     Death and matured endowments                                                       93,634                   91,391
     Annuity benefits                                                                    8,685                   10,572
     Accident and health benefits                                                          667                      601
     Surrender benefits                                                                 76,194                  120,916
     Other benefits                                                                      3,363                    3,071
     Increase (decrease) in life, annuity and accident and health reserves              17,430                  (19,118)

                                                                            ------------------------------------------------
Total benefits paid or provided                                                        199,973                  207,973

Insurance and other expenses:
     Commissions                                                                        34,898                   54,088
     General insurance expenses                                                         27,535                   27,065
     Taxes, licenses and fees                                                            5,425                    6,503
     Restructuring costs                                                                 6,039                       --
     Other benefits and expenses                                                           427                   27,922
                                                                            ------------------------------------------------
Total insurance and other expenses                                                      74,324                  115,578

Net gain from operations before dividends to policyholders, federal
  income taxes and net realized capital loss                                            87,429                   87,053
Dividends to policyholders                                                                 221                      235
                                                                            ------------------------------------------------
Net gain from operations before federal income taxes and net
  realized capital losses                                                               87,208                   86,818
Federal income taxes                                                                    20,502                   31,778
                                                                            ------------------------------------------------
Net gain from operations before net realized capital losses                             66,706                   55,040

Net realized capital gains/losses, net of federal income tax expense
(benefit) of $2,358,000 and $124,000 in 2001 and 2000, respectively, and excluding net gains of $3,751,000 and $672,000 transferred to the interest maintenance reserve for 2001 and 2000,
respectively                                                                           (11,722)                  (1,528)
                                                                            ------------------------------------------------
Net income                                                                            $ 54,984                 $ 53,512
                                                                            ================================================

See accompanying notes.

                       All American Life Insurance Company

          Statements of Changes in Capital and Surplus--Statutory-Basis

                                                                                          Unassigned
                                                           Common          Paid-In         Surplus        Total Capital
                                                            Stock          Surplus        (Deficit)        and Surplus
                                                       -------------------------------------------------------------------
                                                                                 (In Thousands)
Balances at January 1, 2000                                   6,043          $94,434      $(14,051)         $ 86,426
     Net income                                                  --               --        53,512            53,512
     Change in net unrealized gains/losses                       --               --          (892)             (892)
     Increase in nonadmitted assets                              --               --       (10,406)          (10,406)
     Increase in liability for reinsurance in
         unauthorized companies                                  --               --        (9,034)           (9,034)
     Increase in asset valuation reserve                         --               --        (2,106)           (2,106)
     Dividends to stockholder                                    --           (3,325)      (28,675)          (32,000)
     Prior year federal income tax                               --
         adjustment                                                               --          (348)             (348)
     Amortization of assumption
         reinsurance                                             --               --        12,000            12,000
                                                       -------------------------------------------------------------------
Balances at December 31, 2000                                 6,043           91,109            --            97,152
     Net income                                                  --               --        54,984            54,984
     Change in net unrealized gains/losses                       --               --        (7,376)           (7,376)
     Increase in nonadmitted assets                              --               --        11,870            11,870
     Decrease in liability for reinsurance in
         unauthorized companies                                  --               --        41,951            41,951
     Decrease in asset valuation reserve                         --               --         6,576             6,576
     Dividends to stockholder                                    --               --       (54,000)          (54,000)
     Change in net deferred income tax                           --               --        (8,649)           (8,649)
     Cumulative effect of changes in
         accounting policies                                     --               --        24,899            24,899
                                                       -------------------------------------------------------------------
Balances at December 31, 2001                                 6,043          $91,109      $ 70,255          $167,407
                                                       ===================================================================

See accompanying notes.

                       All American Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis

                                                                                Year ended December 31
                                                                              2001                  2000
                                                                      -----------------------------------------
                                                                                    (In Thousands)
Operating activities
Premiums and annuity considerations                                       $   176,732             $  184,840
Considerations for supplementary contracts with life                              118                    361
  contingencies
Commissions and expense allowances on reinsurance ceded                        30,438                 29,536
Net investment income                                                         159,360                162,541
Death benefits                                                                (96,433)               (87,079)
Matured endowments                                                             (1,007)                  (968)
Disability benefits and benefits under accident and health policies                 7                 (1,370)
Surrender benefits and other fund withdrawals paid                            (76,194)              (120,916)
Annuity benefits                                                               (8,685)               (10,572)
Interest on policy or contract funds                                           (1,699)                (1,896)
Payments on supplementary contracts with life contingencies                    (1,427)                (1,431)
Commissions on premiums and annuity considerations                            (30,574)               (49,272)
Commissions and expense allowances on reinsurance assumed                      (6,996)                  (365)
General insurance expenses                                                    (30,303)               (32,912)
Insurance taxes, licenses and fees, excluding federal income taxes             (6,330)                (6,476)
Federal income taxes paid                                                     (27,569)               (18,738)
Other operating expenses paid                                                    (297)               (26,143)
Other operating activities, net                                                 1,981                 28,340
                                                                      -----------------------------------------
Net cash provided by operating activities                                      81,122                 47,480

Investing activities
Purchase of investments                                                    (1,914,200)              (838,253)
Proceeds from investments sold, matured or repaid                           1,894,893                827,104
Net increase in policy loans                                                     (845)                  (682)
Net tax on capital losses                                                      (2,628)                (2,628)
                                                                      -----------------------------------------
Net cash (used in) investing activities                                       (22,780)               (14,459)

Financing and miscellaneous activities

Dividends to stockholder                                                      (54,000)               (32,000)
Contributed capital from Parent                                                    --                 12,000
Other, net                                                                    (15,584)                15,347
                                                                      -----------------------------------------
Net cash used in financing and miscellaneous activities                       (69,584)                (4,653)


Net increase (decrease) in cash and short-term investments                    (11,242)                28,368
Cash and short-term investments at beginning of year                           44,364                 15,996
                                                                      -----------------------------------------
Cash and short-term investments at end of year                            $    33,122             $   44,364
                                                                      =========================================


See accompanying notes.

                       All American Life Insurance Company

                  Notes to Statutory-Basis Financial Statements

                                December 31, 2001

1. Nature of Operations and Significant Accounting Policies

All American Life Insurance Company (All American) is a wholly owned subsidiary of USLIFE Corporation. USL1FE Corporation is a wholly owned subsidiary of American General Corporation (AGC). On August 29, 2001, AGC was acquired by American International Group (MG). All American is licensed and operates as a life insurance company nationwide, except in the state of New York. Direct premiums collected in a single state do not exceed 5% with the exception of California, Florida, Illinois, New York and Texas, which accounted for approximately 48% and 49% of direct premiums in 2001 and 2000, respectively.

All American previously offered a broad portfolio of individual life insurance and annuity policies, as well as group annuity policies. Currently, the Company's offerings are limited primarily to certain whole life and universal life policies. The individual life and annuity product line, which includes universal life, term life, whole life and deferred annuity products, accounts for the majority of All American's pretax income and total revenues. These individual products are sold primarily through independent general agencies who are compensated on a commission basis and usually sell products of other companies in addition to those of All American.

Basis of Presentation

The accompanying statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

         Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                       All American Life Insurance Company

         Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate, or if foreclosure is probable, on the estimated fair value of the collateral.

         The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

         Investments in real estate are reported net of related obligations rather than on a gross basis. Changes in valuations of real estate are charged directly to unassigned surplus. Under GAAP, such changes are charged against income.

         Valuation Reserves: Under a formula prescribed by the NAIC, All American defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity; that net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.

         Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gain or losses are sold. The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC-prescribed formula with charges reflected directly in unassigned surplus. AVR is not recognized for GAAP.

         Policy Acquisition Costs: Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to current operations as incurred rather than deferred and amortized over the policy period.

                       All American Life Insurance Company

         Universal Life and Annuity Policies: Revenues for universal life policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value.

         Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commission allowances received from reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred acquisition costs.

         A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to: (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year; plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill; plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

         Nonadmitted Assets: Certain assets designated as "nonadmitted assets" -- principally past-due agents' balances, furniture and equipment, unsecured loans or cash advances to officers or agents, company's stock as collateral for loans, non-bankable checks, and trade names and other intangible assets, and other assets not specifically identified as admitted assets within the Accounting Practices and Procedures Manual-are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Prior to January 1, 2001, nonadmitted assets included certain assets designated as nonadmitted. Under GAAP, such assets are included in the balance sheet.

         Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

         Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the above-described differences on net income and capital and surplus are disclosed in Note 13.

Other significant accounting policies are as follows:

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Bonds, preferred stocks, common stocks, short-term investments, and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at amortized cost using the scientific method.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, All American accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Preferred stocks (NAIC designations 1 to 3) are valued at cost or amortized cost. All other preferred stocks (NAIC designations 4 to 6) are reported at the lower of cost, amortized cost, or fair value.

Common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains or losses were reported in unassigned surplus without any adjustment to federal income taxes.

Mortgage loans are reported at unpaid principal balances. The maximum and minimum lending rates for mortgage loans during 2001 were 8.21% and 7.21%, respectively. The maximum percentage of any loan to the value of security at the time of the loan was 74%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Real estate is valued at cost, less accumulated depreciation, encumbrances and any allowance for impairment of value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

All American uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As All American only uses derivatives for hedging purposes, All American values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Realized gains or losses on sale of investments are determined on a specific identification basis. Realized capital gains or losses are reflected as credits or charges to income, net of income tax and amounts transferred to the IMR. Unrealized capital gains and losses are reflected as direct credits or charges to unassigned surplus.

Premiums and Annuity Considerations

Life insurance and annuity premiums are recognized as revenue when due. Health insurance premiums are earned pro-rata over the terms of the policies.

Liabilities for Future Policy Benefits

The liability for future policy benefits includes aggregate actuarial reserves prepared in accordance with state statutes and administrative regulations. Future policy benefit reserves are based on statutory mortality and interest requirements without consideration of withdrawals. The effect of changes in valuation methods is charged or credited directly to surplus. There were no changes in valuation methods in 2001 or 2000.

The liability for future policy benefits on life insurance policies has been calculated principally using the Net Level Reserve Method and the Commissioners Reserve Valuation Method (CRVM). Approximately 22% and 23% of the reserves are calculated on a net level reserve basis for 2001 and 2000, respectively, and 75% and 74% on a CRVM basis for 2001 and 2000, respectively. The effect of the use of a modified reserve

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

basis is to offset partially the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year which is less than the reserve increase in renewal years. The various actuarial factors were determined from tables in common use when the policies concerned were issued. The 1941, 1958 and 1980 Commissioner's Standard Ordinary Mortality and American Experience Tables, assuming interest rates varying from 2% to 7.25%, have been principally used in making these reserve computations.

All American waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the premium related to coverage beyond the date of death. Surrender values on some policies are in excess of the legally computed reserves. Additional reserves have been established for these benefits. Extra premiums are charged for substandard lives. The additional reserve for policies issued on substandard lives equals one half of the additional gross annual premium resulting from substandard classification.

As of December 31, 2001, All American has reserves of $47,989,000 to cover $4,211,302,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Illinois.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has been determined from basic policy information and from accounting data on interest credited.

Reserves for annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners' Annuity Reserve Valuation Method. The liability for future policy benefits on accident and health policies consists of active life reserves and the present value of amounts not yet due on claims. The active life reserves include additional reserves for noncancelable or guaranteed renewable policies, pro rata unearned premium reserves and reserves for return of premium provisions. Interest rates varying from 2 1/2% to 3 1/2% were used.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued) Policy and Contract Claims

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred through December 31. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Guaranty Fund Assessments

Guaranty fund assessments are accrued using management's best estimate of All American's proportionate share of assessments that may be made by state insolvency funds based on published insolvencies.

Financial Instruments and Concentrations of Credit Risk

All American's investments in bonds and preferred stocks comprise a diverse portfolio represented by approximately 328 issuers, with no issuer accounting for more than 1.1% of All American's total investment in these securities, based on book/adjusted carrying value, at December 31, 2001.

All American's investments in mortgage loans at December 31, 2001, are characterized by a broad geographical distribution, with approximately 6% of total statement value relating to the New England region of the United States, 3% from the middle-Atlantic states, 24% from the north-central states, 16% from the south-Atlantic states, 29% from the south-central states, 4% from the mountain states, and 18% from the Pacific states. Based on statement value, approximately 32% of All American's mortgage loans at that date are secured by office buildings, 14% by industrial/warehouse properties, 54% by retail properties and the remainder by hotel/motel, medically oriented, or other specialty properties.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued) Reclassifications

Certain 2000 numbers have been reclassified to conform to their 2001 presentation.

2. Accounting Changes

All American prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, All American reported a change of accounting principle, as an adjustment that increased capital and surplus of $24,899,000 as of January 1, 2001. This net amount included an increase in deferred tax assets of $27.0 million offset by a reduction in unassigned surplus of $2.1 million related to fair market value adjustments and other assessments.

                       All American Life Insurance Company

3. Investments

The statement value and fair value of bonds as of December 31, 2001 and 2000, are as follows:

                                                                           Gross            Gross
                                                        Statement        Unrealized       Unrealized         Fair
                                                          Value            Gains            Losses           Value
                                                    -----------------------------------------------------------------
                                                                                (In Thousands)
December 31, 2001
U.S. Treasury securities and obligations
    of U.S. government agencies                     $      20,926        $  1,807         $      --       $    22,733
States political subdivisions and all
    other governments                                      36,297           3,246                --            39,543
Special revenue and assessment                              5,003             594                --             5,597
Industrial and miscellaneous                            1,076,313          44,592           (38,786)        1,082,119
Industrial - miscellaneous affiliated                      49,000              --                --            49,000
Public utility                                            131,414           4,676            (3,130)          132,960
Mortgage-backed securities                                453,999           6,029            (3,159)          456,869
                                                    -----------------------------------------------------------------
Total bonds                                         $   1,772,952        $ 60,944         $ (45,075)      $ 1,788,821
                                                    =================================================================
December 31, 2000

U.S. Treasury securities and obligations
    of U.S. government agencies                     $      20,959        $  1,427         $      --       $    22,386
States political subdivisions and all
    other governments                                      39,175           3,063                --            42,238
Special revenue and assessment                              6,507              17                --             6,524
Industrial and miscellaneous                            1,189,227          21,311           (58,205)        1,152,333
Public utility                                            168,891           3,596            (3,551)          169,026
Mortgage-backed securities                                345,373              --                --           345,373
                                                    -----------------------------------------------------------------
Total bonds                                         $   1,770,222        $ 29,414         $ (61,756)      $ 1,173,080
                                                    =================================================================

                       All American Life Insurance Company

3. Investments (continued)

The statement value and fair value of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Statement             Fair
                                                 Value              Value
                                             -----------------------------------
                                                       (In Thousands)

Due in one year or less                      $      67,302      $      68,182
Due after one year through five years              225,552            231,448
Due after five years through ten years             330,927            335,866
Due after ten years                                695,172            696,456
Mortgage-backed securities                         453,999            456,859
                                             -----------------------------------
                                             $   1,772,952      $   1,788,811
                                             ===================================


Proceeds from the sales and redemption of investments in bonds during 2001 and 2000 were $1,827,651,000 and $783,346,000; gross gains of $15,184,000 and
$6,215,000 and gross losses of $19,343,000 and $7,339,000 were realized on those sales during 2001 and 2000, respectively.

At December 31, 2001, bonds with an admitted asset value of $23,128,000 were on deposit with state insurance departments to satisfy regulatory requirements.

                       All American Life Insurance Company

Unrealized gains and losses on investments in preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The statement value, gross unrealized gains and losses and fair value of those investments are summarized as follows:

                                      Gross           Gross
                       Statement    Unrealized     Unrealized      Fair
                         Value        Gains          Losses        Value
                      ---------------------------------------------------
                                        (In thousands)

At December 31, 2001
Preferred stocks         $ 2,567          $100           $ 52     $ 2,615
Common stocks              9,684            --             --       9,684
                      ---------------------------------------------------
Total                    $12,251          $100           $ 52     $12,299
                      ===================================================

At December 31, 2000
Preferred stocks         $ 5,099          $101           $ 36     $ 5,164
Common stocks                106            --             --         106
                      ---------------------------------------------------
Total                    $ 5,205          $101           $ 36     $ 5,270
                      ===================================================


Net investment income consists of the following:

                                                      Year Ended December 31
                                                     2001                 2000
                                              ----------------------------------
                                                           (In Thousands)

Investment income:
     Bonds                                           $139,233          $142,030
     Bonds - affiliated                                   201                --
     Common stock - affiliated                         (1,390)               --
     Preferred stocks                                     203               933
     Mortgage loans on real estate                      7,139             7,339
     Real estate                                        1,246             1,322
     Policy loans                                       9,654             9,660
     Short-term investments and cash                    6,588             7,911
     Other investment income                            3,393             2,325
                                              ----------------------------------
Total investment income                               166,267           171,520
Investment expenses                                   (11,857)          (10,159)
                                              ----------------------------------
Net investment income                                $154,410          $161,361
                                              ==================================

                       All American Life Insurance Company

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2001         2000
                                                          ---------------------------
                                                                (In Thousands)
Realized capital losses                                    $ (5,613)      $  (980)
Less amount transferred to IMR (net of related taxes of
 $2,020 in 2001 and $362 in 2000)                             3,751           672
                                                          ---------------------------
                                                             (9,364)       (1,652)
Less federal income taxes on realized capital losses          2,358           124
                                                          ---------------------------
Net realized capital losses                                $(11,722)      $(1,528)
                                                          ===========================

4. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide All American with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

All American participates in a reinsurance agreement whereby 80% - 90% of the face amount of the majority of All American's new universal life issues is reinsured. All American's maximum retention for a single insured risk is $1,500,000, although reinsurance generally starts at lesser amounts.

All American's future policy benefits and policy claims are stated after deduction for reinsurance ceded to other companies. Total reserve credits taken with respect to reinsurance contracts were $210,749,000 and $245,136,000 at December 31, 2001 and 2000, respectively. Reinsurance contracts do not relieve All American from its obligations to policyholders, and All American remains liable with respect to reinsurance ceded in the event any reinsurer is unable to meet the obligations, which have been assumed. Premiums assumed and ceded were $(1,763,000) and $80,468,000 respectively, in 2001 and $(913,000) and
$108,089,000, respectively, in 2000.

                       All American Life Insurance Company

The effect of reinsurance on benefits to policyholders and beneficiaries is as follows:

                                                       2001             2000
                                                 -------------------------------
                                                  (In Thousands)

Benefits to policyholders and beneficiaries,
   before reinsurance recoveries                   $   273,519    $   346,211
Reinsurance recoveries                                  90,976         93,355
                                                 -------------------------------
Benefits to policyholders and beneficiaries,
   net of reinsurance recoveries                   $   182,543    $   252,856
                                                 ===============================

All American's reinsurance receivable and recoverable amounts, including reserve credits taken, included in the statutory balance sheets at December 31, 2001, relate to 56 reinsurers. No single unaffiliated reinsurer accounts for more than 26% of the total reinsurance receivable and recoverable amounts at December 31, 2001. All American monitors the financial condition of its reinsurers in order to minimize its exposure to loss from reinsurer insolvencies.

All American reinsured its group life (excluding permanent policies), credit life, group accident and health and credit accident and health business to an affiliate, American General Assurance Company (AGAC), effective October 1, 1998. This transaction resulted in the cession of approximately 99,000 life policies representing $11.7 billion of insurance in force and approximately 34,000 accident and health policies. Assets and liabilities of approximately $57 million were transferred in connection with the transaction. The reinsurance transaction was approved by the appropriate regulatory authorities.

During 2000, the Company entered into a reinsurance agreement with AGC Life Insurance Company, an affiliate. This indemnity reinsurance is a combination of coinsurance and modified coinsurance and covers certain universal life policies issued after 1999 with long-term guarantees. As of December 31, 2001 and 2000, respectively, reserves ceded under this treaty total $22,850,000 and $20,081,282. This agreement was approved by the Department of Insurance for both the state of Illinois and the state of Missouri.

During 2001, All American, through a third-party administrator, participated as a lead reinsurer for a pool of group accident and health risks. These risks were retroceded to other members of the pool.

                       All American Life Insurance Company

5. Annuity Reserves

At December 31, 2001, All American's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                            Amount    Percent
                                                           -------------------
                                                             (In Thousands)

Subject to discretionary withdrawal at book value
   less surrender charge                                    $  3,649        2%
Subject to discretionary withdrawal at book
value with minimal or no charge or adjustment                145,195       80
   Not subject to discretionary withdrawal                    31,745       18
                                                           ------------------
   Total annuity reserves and deposit fund liabilities      $180,589      100%
                                                           ==================

Future policy benefit reserves for All American's life insurance policies represent the majority of the variance between the amounts reflected here and the amount reflected on the 2001 balance sheet.

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2001, were as follows:


                                           Gross      Net of Loading
                                  -----------------------------------
                                              (In Thousands)

  Ordinary new business                 $  1,744          $    421
  Ordinary renewal                        44,549            32,819
  Credit Life                               (541)             (541)
  Group Life                                 258               257
                                  -----------------------------------
  Total                                 $ 46,010          $ 32,956
                                  ===================================

                       All American Life Insurance Company

7. Managing General Agents

All American's group products are sold directly to customers through third-party administrators. The third-party administrators with premiums written in 2001 of more than 5% of surplus were as follows (in thousands):


   Seabury & Smith                                                    $23,029
   Total direct premium of TPAs with less than 5% of surplus           16,162
                                                                  ------------
   Grand total of direct premiums for TPAs                            $39,191
                                                                  ============

Seabury & Smith sells group life and group accident and health products, and is granted authority to collect premiums. The third-party administrator noted above does not hold an exclusive contract with All American.

8. Federal Income Taxes

For the period from January 1, 2001 to August 29, 2001, the Company filed a separate federal income tax return. For the period August 30, 2001 to December 31, 2001, the Company filed a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within 90 days after the filing of the consolidated federal income tax return for the year in which the losses are used.

The components of the net deferred tax asset at December 31, 2001, is as follows (in thousands):

   Gross deferred tax assets                       $127,129
   Gross deferred tax liabilities                   (11,542)
   Deferred tax assets nonadmitted                  (87,113)
                                                  ---------
   Net admitted deferred tax assets                $ 28,474
                                                  =========

                       All American Life Insurance Company

The change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001, are as follows (in thousands):

   Change in deferred tax assets                                      $  (9,863)
   Change in gross deferred tax liabilities                               1,214
                                                                    -----------
   Change in net deferred tax asset                                      (8,649)
   Tax effect of realized and unrealized gains (losses)                   6,904
                                                                    -----------
   Change in net deferred income related to income from operations    $ (15,553)
                                                                    ===========

All American's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                             Year ended
                                                            December 31
                                                               2001
                                                         -----------------
                                                           (In Thousands)

   Expected federal income tax expense                      $     30,522
   IMR amortization                                                 (632)
   Change in liability for unauthorized reinsurers                14,683
   Change in nonadmitted assets                                   (8,206)
   Other                                                            (311)

                                                           -------------
   Total incurred income tax                                $     36,056
                                                           =============

   Federal income taxes incurred                            $     20,503
   Change in net deferred income taxes                            15,553
                                                           -------------
   Total statutory income taxes                             $     36,056
                                                           =============

Under the provisions of prior tax law applicable to life insurance companies, one half of the excess of the gain from operations of a life insurance company over its taxable investment income was not taxed but was set aside in a special "policyholders" surplus account." Under provisions of the Tax Reform Act of 1984, this account was "frozen" as of December 1983 and is subject to tax under conditions set forth pursuant to prior tax law. The policyholders' surplus account may be taxable if All American does not qualify

                       All American Life Insurance Company
as a life insurance company for tax purposes or under certain other specified conditions. Management does not believe that any of this account will be taxed in the foreseeable future. However, should the balance at December 31, 2001, become taxable, the tax computed at present rates would be approximately $26,300,000.

9.  Employee Benefit Plans

Substantially all employees of All American are covered under a qualified defined-benefit pension plan sponsored by AGC. Benefits are generally based on years of service, the employee's compensation during the last three years of employment and an average of social security wages. AGC's funding policy is to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. All American was not required to make a contribution to the pension plan in 2001 or 2000.

In addition to pension benefits, certain health care and life insurance benefits are provided to retired employees under a defined benefit plan sponsored by AGC. Employees may become eligible for these benefits if they have accumulated 10 years of service and reach normal or early retirement age while working for All American. The plan provides benefits supplemental to Medicare after retirees are eligible for Medicare benefits. The postretirement benefit plan contains cost-sharing features such as deductibles and coinsurance, and contributions of certain retirees are subject to annual adjustments. These benefits are funded on an incurred basis. All American's allocated contribution to the plan was $234,000 and $270,000 in 2001 and 2000, respectively.

10. Related-Party Transactions

AGC and certain affiliated companies provide services to All American, principally data processing, investment management, professional and administrative services. During 2001 and 2000, All American paid $26,124,000 and $28,116,000, respectively, for these services. In addition, All American provides services to certain affiliated companies. During 2000, All American was reimbursed $51,000 for these services.

Intercompany receivables and payables are settled periodically throughout the year.

                       All American Life Insurance Company

All American periodically borrows funds from AGC under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 2001, no amounts were outstanding under the borrowing agreement.

11. Contingent Liabilities and Commitments

All American is a party to various other lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, All American believes that the total amounts that will ultimately be paid, if any, arising from those lawsuits and proceedings will not have a material adverse effect on the financial position or results of operations of All American.

12. Capital and Surplus

All American is subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by All American is to be determined based on the various risk factors related to it. At December 31, 2001, All American meets the RBC requirements.

Retained earnings available for distribution as dividends to the stockholder are limited to the statutory unassigned surplus of All American as determined in accordance with accounting practices prescribed by insurance regulatory authorities. During 2001, All American paid a dividend of $54,000,000 to its stockholder. The 2000 dividend was $32,000,000. Consistent with Illinois regulations, dividends are paid out of additional paid-in surplus if unassigned surplus is equal or less than zero. Appropriate approval was obtained from the Commissioner of Insurance of the state of Illinois. Dividends to All American's stockholders are subject to the approval of the Commissioner of the state of Illinois if such dividend exceeds the greater of net gain from operations for the preceding calendar year before realized capital gains and losses for that calendar year or 10% of policyholders' surplus as of December 31 of the preceding year. The maximum amount of dividends that can be paid in 2002 without such approval is $66,705,000.

                       All American Life Insurance Company

13. Financial Statement Impact of Variances in Accounting Principles (Unaudited)

A reconciliation of net income and capital surplus amounts reported in the accompanying statutory financial statements to net income and capital prepared in accordance with GAAP follows:

                                                                     December 31
                                                               2001              2000
                                                          -------------------------------
                                                                  (In Thousands)
Statutory net income, as reported herein                  $       54,984     $     53,512
Adjustments:
   Deferred policy acquisition costs                             (21,116)         (17,489)
   Investments                                                     1,489              332
   Future policy benefits                                         11,755            9,171
   Deferred income taxes                                             999            7,457
   Interest maintenance reserve                                    1,944           (1,265)
   Other, net                                                     (2,150)            ,288)
                                                          -------------------------------
GAAP net income                                           $       47,905     $      8,430
                                                          ===============================

Statutory capital and surplus, as reported herein         $      167,407     $     97,152
Adjustments:
   Deferred policy acquisition costs                             171,349          207,690
   Future policy benefits                                         49,962           38,520
   Deferred income taxes                                          (2,530)          25,619
   Asset valuation reserve                                        18,112           24,688
   Investments                                                    15,826          (34,679)
   Interest maintenance reserve                                   27,069           25,125
   Nonadmitted assets                                             23,984           23,704
   Liability for unauthorized reinsurance                         29,694           71,645
   Other, net                                                      4,815           (8,045)
                                                          -------------------------------
GAAP stockholders' equity                                 $      505,688     $    471,419
                                                          ===============================

14. Disclosures About Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of indicated classes of financial instruments:

                       All American Life Insurance Company

Cash and Short-Term Investments

The carrying amounts of these assets approximate their fair values.

Bonds, Common and Preferred Stocks

Fair values are based on quoted market prices or dealer quotes.

Mortgage Loans

The fair value of mortgage loans, other than those which are more than 60 days delinquent or in foreclosure, is estimated by discounting the expected future cash flows. The rates used for this purpose are the estimated current rates that would be applied to the loans in a purchase or sale transaction, on an aggregate or bulk basis grouped by maturity range, considering the creditworthiness of the borrowers and the general characteristics of the collateral. For purposes of this calculation, the fair value of loans with stated interest rates greater than the estimated applicable market rate was adjusted to reflect the impact of prepayment options or other contractual terms upon market value. For mortgage loans which are classified as delinquent or are in foreclosure, fair value is based on estimated net realizable value of the underlying collateral.

Policy Loans

The carrying amounts reported in the balance sheets for these loans are considered to be reasonable estimates of their fair value.

Policyholder Account Balances Relating to Investment Contracts

The fair value of All American's liabilities under investment contracts - primarily deferred annuities - is estimated using discounted cash flow calculations based on interest rates being offered by All American for similar contracts at the balance sheet dates.

                       All American Life Insurance Company

The estimated fair values of All American's financial instruments are as follows:

                                                         2001                      2000
                                             -----------------------------------------------------
                                                Carrying      Fair        Carrying      Fair
                                                 Amount      Value         Amount       Value
                                             -----------------------------------------------------
                                                                  (In Thousands)
Financial assets:
    Cash on hand and on deposit              $    3,350    $    3,350     $     7,012   $    7,012
    Short-term investments                       29,772        29,772          37,352       37,352
    Bonds                                     1,723,952     1,739,821       1,770,222    1,738,080
    Bonds - affiliated                           49,000        49,000               -            -
    Preferred stocks                              2,567         2,615           5,099        5,164
    Common stock                                     40            40             106          106
    Common stock - affiliated                     9,644         9,644               -            -
    Mortgage loans                               90,038        93,072          90,392       90,762
    Policy loans                                141,025       141,025         140,180      140,180

Financial liabilities:
    Policyholder account balances
         related to investment contracts        113,275       103,121         144,600      140,284

                       ALL AMERICAN LIFE INSURANCE COMPANY

15.  SUBSEQUENT EVENT

Effective December 31, 2002, The Franklin Life Insurance Company, The American Franklin Life Insurance Company, and All American Life Insurance Company merged with American General Life Insurance Company (AGL), an indirect, wholly-owned subsidiary of American International Group. In addition, two other indirect wholly-owned subsidiaries of American International Group merged effective 12/31/02.

  * "The Report of Independent Auditors" of the All American Life Insurance Company statutory-basis financial statements has been revised concerning the date and the new footnote No. 15 added above. The new date of The Report of Independent Auditors is May 3, 2002, except footnote 15 as to which the date is December 20, 2002."

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


                                                                          PAGE
                                                                          ----

Report of Independent Auditors                                             F-1


Statement of Income                                                        F-2


Balance Sheet                                                              F-3


Statement of Shareholder's Equity                                          F-4


Statement of Comprehensive Income                                          F-4


Statement of Cash Flows                                                    F-5


Notes to Financial Statements                                       F-6 - F-15

                         REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                /s/ ERNST & YOUNG, LLP
                                                -------------------------
Chicago, Illinois
February 5, 2002, except footnote 12
as to which the date is
December 20, 2002

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                 (In thousands)


                                                                        For the years ended December 31
                                                                      2001           2000            1999
                                                                 -------------------------------------------
Revenues
 Premiums and other considerations                               $  18,345        $   20,443       $  10,087
 Net investment income                                               3,146             2,533           2,541
 Realized investment gains (losses)                                     (2)               (2)             21
 Other revenues                                                     35,249            38,414          32,418
                                                                 -------------------------------------------
    Total revenues                                                  56,738            61,388          45,067

Benefits and expenses
 Insurance and annuity benefits                                     22,468            25,725           9,040
 Operating costs and expenses                                       15,463            19,979          21,524
 Commissions and allowances                                         19,020            30,492          28,533
 Change in deferred policy acquisition costs and
  cost of insurance purchased                                       (5,383)          (16,371)        (16,871)
                                                                 -------------------------------------------
   Total benefits and expenses                                      51,568            59,825          42,226
                                                                 -------------------------------------------

Income before income taxes                                           5,170             1,563           2,841

Income tax expense (benefit)
 Current                                                               (83)           (1,090)         (1,449)
 Deferred                                                            1,747             1,177           1,358
                                                                 -------------------------------------------
   Total income tax expense (benefit)                                1,664                87             (91)
                                                                 -------------------------------------------

Net income                                                       $   3,506        $    1,476       $   2,932
                                                                 ===========================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                                   At December 31
                             ASSETS                                                            2001               2000
                                                                                        ---------------------------------
Investments
  Fixed maturity securities (amortized cost: $17,196; $14,730)                          $     17,822         $   15,120
  Policy loans                                                                                28,755             25,480
  Short-term investments                                                                      11,118              3,430
                                                                                        ---------------------------------
      Total investments                                                                       57,695             44,030

Cash                                                                                           2,230              1,732
Accrued investment income                                                                        314                305
Accounts receivable from affiliates                                                            1,113                  -
Amounts recoverable from reinsurers                                                           13,946             18,242
Deferred policy acquisition costs                                                             93,715             87,598
Cost of insurance purchased                                                                    6,463              7,367
Insurance premiums due                                                                           191                700
Other assets                                                                                   1,545              1,320
Assets held in separate accounts                                                             570,855            656,298
                                                                                        ---------------------------------
      Total assets                                                                      $    748,067         $  817,592
                                                                                        =================================

                               LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds                       $     16,968         $   19,467
  Universal life contracts                                                                    49,020             47,005
  Annuity contracts                                                                           10,108              7,074
  Unearned revenue                                                                            12,311             11,646

Income tax liabilities
  Current                                                                                        299                451
  Deferred                                                                                      (341)            (2,109)
Accrued expenses and other liabilities                                                         4,803              2,263
Liabilities related to separate accounts                                                     570,855            656,298
                                                                                        ---------------------------------
      Total liabilities                                                                      664,023            742,095

                     SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                                      2,500              2,500
Paid-in capital                                                                               75,937             70,937
Accumulated other comprehensive income                                                           134                 93
Retained earnings                                                                              5,473              1,967
                                                                                        ---------------------------------
      Total shareholder's equity                                                              84,044             75,497
                                                                                        ---------------------------------
      Total liabilities and shareholder's equity                                        $    748,067         $  817,592
                                                                                        =================================

                      See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                For the years ended December 31
                                                                 2001        2000        1999
                                                             -----------------------------------
Common stock, balance at beginning and end of year             $   2,500   $   2,500   $   2,500
                                                             -----------------------------------
Paid-in capital
 Balance at beginning of year                                     70,937      63,437      51,437
 Capital contribution                                              5,000       7,500      12,000
                                                             -----------------------------------
 Balance at end of year                                           75,937      70,937      63,437
                                                             -----------------------------------
Retained earnings (deficit)
 Balance at beginning of year                                      1,967         491      (2,441)
 Net income                                                        3,506       1,476       2,932
                                                             -----------------------------------
 Balance at end of year                                            5,473       1,967         491
                                                             -----------------------------------
Accumulated other comprehensive income
 Balance at beginning of year                                         93          92         430
 Change during the year                                               62           2        (520)
 Amounts applicable to deferred federal income taxes                 (21)         (1)        182
                                                             -----------------------------------
 Balance at end of year                                              134          93          92
                                                             -----------------------------------
Total shareholder's equity at end of year                      $  84,044   $  75,497   $  66,520
                                                             ===================================

                       STATEMENT OF COMPREHENSIVE INCOME
                                 (In thousands)

                                                                For the years ended December 31
                                                                  2001        2000       1999
                                                             -----------------------------------
Net income                                                     $    3,506   $   1,476   $  2,932
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $60, $-, $(499))                                 40           -       (324)
 Less: gains (losses) realized in net income
  (pretax: $(2), $(2), $21)                                            (1)         (1)        14
                                                             -----------------------------------
    Change in net unrealized gains (losses) on
    securities (pretax: $62, $2, $(520))                               41           1       (338)
                                                             -----------------------------------
      Comprehensive income                                     $    3,547   $   1,477   $  2,594
                                                             ===================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  For the years ended December 31
                                                                2001          2000            1999
                                                          -------------------------------------------
Operating activities
  Net income                                               $    3,506     $    1,476       $    2,932
 Reconciling adjustments to net cash used for operating
  activities
    Charges on universal life contracts, net of
     interest credited                                        (34,051)       (32,052)         (28,863)
    Change in other assets and liabilities                      7,536        (17,880)          (7,621)
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (5,383)       (16,371)         (16,871)
    Policy reserves, claims and other policyholders'
     funds                                                     (1,851)        10,853           (2,994)
    Realized investment (gains) losses                              2              2              (21)
                                                        ---------------------------------------------
      Net cash used for operating activities                  (30,241)       (53,972)         (53,438)
                                                        ---------------------------------------------
Investing activities
    Investment purchases
      Available-for-sale                                       (5,071)          (845)         (30,018)
      Other                                                    (3,585)        (8,443)          (4,721)
    Investment calls, maturities and sales
      Available-for-sale                                        2,656          1,916           45,751
      Other                                                       310              -               55
    Net (increase) decrease in short term investments          (7,688)         3,303           (6,733)
                                                        ---------------------------------------------
        Net cash provided by (used for) investing
         activities                                           (13,378)        (4,069)           4,334
                                                        ---------------------------------------------
Financing activities
    Policyholder account deposits                              99,475        136,034          167,565
    Policyholder account withdrawals                          (60,358)       (97,313)        (131,120)
    Capital contribution                                        5,000          7,500           12,000
                                                        ---------------------------------------------
     Net cash provided by financing activities                 44,117         46,221           48,445
                                                        ---------------------------------------------
Net increase (decrease) in cash                                   498        (11,820)            (659)
Cash at beginning of year                                       1,732         13,552           14,211
                                                        ---------------------------------------------
Cash at end of year                                        $    2,230     $    1,732       $   13,552
                                                        =============================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     On August 29, 2001, American General Corporation (AGC), AMFLIC's ultimate parent company, was acquired by American International Group, Inc. (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. The merger was accounted for as a pooling and had no impact on the records of AMFLIC.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium. Interest assumptions used to compute reserves ranged from 4.5% to 5.5% at December 31, 2001.

1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

2.   Investments

2.1  Fixed Maturity Securities
     ---------------------------

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                 December 31, 2001
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses      Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,566    $    293    $      -    $   6,859
Corporate bonds
  Investment grade                                      5,809         251          63        5,997
  Below investment grade                                1,077          22          36        1,063
Public utilities                                        1,549          81           -        1,630
Mortgage-backed                                         1,941          74           -        2,015
States/political subdivisions                             254           4           -          258
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  17,196    $    725    $     99    $  17,822
                                                  ================================================

                                                                December 31, 2000
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses       Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,584    $    120    $      -    $   6,704
Corporate bonds
  Investment grade                                      4,392         177          36        4,533
  Below investment grade                                1,068           6          18        1,056
Public utilities                                        1,528          82           -        1,610
Mortgage-backed                                           957          54           -        1,011
States/political subdivisions                             201           5           -          206
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  14,730    $    444    $     54    $  15,120
                                                  ================================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                           Amortized       Fair
     In thousands                                             Cost        Value
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
         In one year or less                               $   1,994   $  2,036
         In years two through five                             9,131      9,530
         In years six through ten                              2,906      3,019
         After ten years                                       1,224      1,222
     Mortgage-backed securities                                1,941      2,015
                                                           --------------------
       Total fixed maturity securities                     $  17,196   $ 17,822
                                                           ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:

         In thousands                              2001        2000
         ----------------------------------------------------------
         Gross unrealized gains                $    725   $     444
         Gross unrealized losses                    (99)        (54)
         DPAC  fair value adjustment               (389)       (223)
         CIP fair value adjustment                  (30)        (23)
         Deferred federal income taxes              (73)        (51)
                                               --------------------
         Net unrealized gains on securities    $    134   $      93
                                               ====================

2.2  Investment Income
     -----------------

     Investment income was as follows:

     In thousands                          2001          2000        1999
     --------------------------------------------------------------------
     Fixed maturity securities          $ 1,211       $ 1,142     $ 1,461
     Policy loans                         1,614         1,115         698
     Other investments                      386           339         547
                                        ---------------------------------
     Gross investment income              3,211         2,596       2,706
     Investment expense                      65            63         165
                                        ---------------------------------
     Net investment income              $ 3,146       $ 2,533     $ 2,541
                                        =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)
     ----------------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

     In thousands                                  2001        2000       1999
     -------------------------------------------------------------------------
     Fixed maturity securities                  $     -    $      -    $    56
     Other                                           (2)         (2)       (35)
                                                ------------------------------
     Realized investment gains (losses)         $    (2)   $     (2)   $    21
                                                ==============================

     Voluntary sales of investments resulted in the follow realized gains (losses):

                                                                    Realized
                                                                 --------------
     In thousands               Category             Proceeds    Gains   Losses
     --------------------------------------------------------------------------
            2001           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            2000           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            1999           Available-for-sale        $  1,758    $  56   $    -
     ==========================================================================

2.4  Investments on Deposit
     ----------------------

     At December 31, 2001 and 2000, fixed maturity securities with a carrying value of $6,778,000 and $6,575,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000, and $400,000 respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                                    2001      2000      1999
     --------------------------------------------------------------------------
     Beginning at January 1                        $ 87,598  $ 70,989  $ 52,352
     Deferrals                                       13,445    24,127    24,543
     Amortization                                    (7,165)   (6,737)   (6,524)
     Effect of net unrealized (gains)
       losses on securities                            (166)     (779)      646
     Effect of realized investment gains (losses)         3        (2)      (28)
                                                   ----------------------------
     Balance at December 31                        $ 93,715  $ 87,598  $ 70,989
                                                   ============================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                            2001       2000       1999
     --------------------------------------------------------------------
     Balance at January 1                 $  7,367   $   7,884   $  8,941
     Accretion of interest                     619         702        767
     Amortization                           (1,516)     (1,721)    (1,915)
     Effect of net unrealized (gains)
         losses on securities                   (7)        502         96
     Effect of realized investment gains         -           -         (5)
                                          -------------------------------
     Balance at December 31               $  6,463   $   7,367   $  7,884
                                          ===============================

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                          Amount
                         Year                         (in thousands)
               ---------------------------------------------------------------

                         2002                              $ 799
                         2003                                698
                         2004                                582
                         2005                                482
                         2006                                441

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, AMFLIC will file a life/life consolidated federal income tax return with its direct parent, FLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     For the period August 30, 2001 to December 31, 2001, AMFLIC will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. AMFLIC has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge AMFLIC a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse AMFLIC for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                         2001          2000         1999
                                     --------------------------------------
         Federal income tax rate         35.0 %        35.0 %        35.0 %
         Invested asset items            (4.0)        (29.1)        (37.7)
         Other                            1.2          (0.3)         (0.5)
                                     --------------------------------------
           Effective tax rate            32.2 %         5.6 %        (3.2)%
                                     ======================================


5.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31 were as follows:

     In thousands                                      2001       2000
     -------------------------------------------------------------------
     Deferred tax liabilities, applicable to:
       Basis differential of investments           $     223   $     114
       DPAC and CIP                                   22,095      21,491
       Other                                             960         827
                                                   ---------------------
         Total deferred tax liabilities               23,278      22,432
     Deferred tax assets, applicable to:
       Policy reserves                               (22,576)    (23,069)
       Other                                          (1,043)     (1,472)
                                                   ---------------------
         Total deferred tax assets                   (23,619)    (24,541)
                                                   ---------------------
     Net deferred tax assets                       $    (341)  $  (2,109)
                                                   =====================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid
     ------------

     Income taxes paid (recovered) were as follows:

      In thousands               2001     2000         1999
      ------------------------------------------------------
      Federal                 $    -    $ (4,175)     $(447)
      State                       57          38         143

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                              2001                    2000
                                                      ----------------------------------------------
                                                      Carrying      Fair        Carrying    Fair
     In thousands                                      Amount       Value        Amount     Value
     -----------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                     $ 17,822    $ 17,822    $ 15,120     $ 15,120
         Policy Loans                                    28,755      28,755      25,480       25,480
         Short-term investments                          11,118      11,118       3,430        3,430
         Assets held in separate accounts               570,855     570,855     656,298      656,298
     Liabilities
         Insurance investment contracts                  10,686      10,232       7,636        7,310
         Liabilities related to separate accounts       570,855     570,855     656,298      656,298

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   Fair Value of Financial Instruments (continued)

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2001 and 2000 was 5.95% and 6.07%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $    847       $  5,288       $  1,416
     Other income                     1,016            918          1,337
     Benefits                         1,536          6,134          1,756
     Commission expense                  (5)            67            215

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 11,348       $ 10,118       $ 12,027
     Expense allowances from
        reinsurer                     5,699          9,791          8,531
     Other                              602            416          1,744

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 13,519       $ 12,081       $ 10,687
     Change in policy reserves       12,721         11,760         10,382

8.   Statutory Accounting

     AMFLIC prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. No significant permitted practices are used to prepare AMFLIC's statutory Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting (continued)

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statements as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of adoption, AMFLIC reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $200,000 as of January 1, 2001. This net amount included an increase in net deferred tax assets of $12,500,000 offset by a related increase in nonadmitted assets of $12,300,000. The effect of other codification related changes was immaterial.

     At December 31, 2001 and 2000, AMFLIC had statutory stockholder's equity of $49,193,000 and $43,093,000, respectively. AMFLIC's statutory net loss was $1,331,000, $5,964,000 and $2,947,000 for the years ended December 31,
     2001, 2000 and 1999, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $12,298,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Interest added to universal
       life contracts and other
       deposit funds               $   2,910      $  2,478       $  2,214
                                   =======================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. Effective January 1, 1999, AMFLIC entered into a shared services agreement with an affiliate. As part of this agreement, administration and general expenses are allocated to AMFLIC based on actual work performed. Allocated expenses for the years ended December 31, 2001, 2000 and 1999, were $13,390,000,
     $17,258,000 and $20,084,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2001 or 2000.

11.  Litigation

     AMFLIC is a party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who exclude themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  SUBSEQUENT EVENT

     Effective December 31, 2002 AMFLIC and its parent FLIC will merge with American General Life Insurance Company, another indirect, wholly-owned subsidiary of AGC.

                       THE FRANKLIN LIFE INSURANCE COMPANY

                        CONSOLIDATED FINANCIAL STATEMENTS



                               FOR THE YEARS ENDED
                        DECEMBER 31, 2001, 2000 and 1999

                       THE FRANKLIN LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
                   -------------------------------------------

                                                            PAGE
                                                            ----
Report of Independent Auditors                                 1

Consolidated Statement of Income                               2

Consolidated Balance Sheet                                     3

Consolidated Statement of Shareholder's Equity                 4

Consolidated Statement of Comprehensive Income                 4

Consolidated Statement of Cash Flows                           5

Notes to Consolidated Financial Statements                6 - 18

                         REPORT OF INDEPENDENT AUDITORS

                              _____________________

Board of Directors
    and Shareholder
The Franklin Life Insurance Company

We have audited the accompanying consolidated balance sheet of The Franklin Life Insurance Company (an indirect wholly-owned subsidiary of American International Group) (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Franklin Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1.3 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives.

                                 /s/ ERNST & YOUNG LLP
                                 ---------------------
Chicago, Illinois
February 5, 2002, except footnote 14
as to which the date is
December 20, 2002

                       THE FRANKLIN LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENT OF INCOME
                                  (In millions)

                                                           FOR THE YEARS ENDED DECEMBER 31
                                                           2001         2000        1999
                                                      ------------------------------------
Revenues
   Premiums and other considerations                  $   263.4   $    289.0     $   304.2
   Insurance charges                                       56.6         55.3          51.7
   Net investment income                                  447.2        474.6         496.4
   Realized investment gains (losses)                     (35.8)        (9.9)          3.0
   Broker/dealer sales income                              62.0         80.6          64.1
   Other revenues                                           6.1          8.1           9.3
                                                      ------------------------------------
        Total revenues                                    799.5        897.7         928.7

 Benefits and expenses
   Insurance and annuity benefits
        Death claims and other policy benefits            241.2        271.7         252.3
        Investment-type contracts                         123.3        139.0         149.7
        Dividends to policyholders                         71.2         80.0          82.9
        Change in policy reserves                           8.2         (1.6)        (12.3)
   Operating costs and expenses                            63.1         73.2          82.7
   Commissions - broker/dealer                             57.4         74.4          59.4
   Commissions - other                                     45.0         59.9          62.0
   Change in deferred policy acquisition costs             (5.7)       (21.0)        (23.0)
   Change in cost of insurance purchased                    9.7         15.2          47.3
   Restructure charges                                     26.1            -             -
   Litigation settlement                                      -            -          (2.0)
                                                      ------------------------------------
        Total benefits and expenses                       639.5        690.8         699.0
                                                      ------------------------------------

Income before income tax expense and cumulative
   effect of change in accounting principle               160.0        206.9         229.7
Income tax expense
   Current expense                                         55.7         45.3          39.2
   Deferred expense (benefit)                              (5.0)        26.1          39.6
                                                      ------------------------------------
        Total income tax expense                           50.7         71.4          78.8
                                                      ------------------------------------
Income before cumulative effect of change in
   accounting principle                                   109.3        135.5         150.9
Cumulative effect of change in
   accounting principle, net of tax                        (0.3)           -             -
                                                      ------------------------------------
Net income                                            $   109.0   $    135.5     $   150.9
                                                      ====================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                        (In millions, except share data)

                                                                                  AT DECEMBER 31
                                ASSETS                                           2001        2000
                                                                            -----------------------
Investments
   Fixed maturity securities (amortized cost: $4,374.7, $4,660.5)           $  4,544.0    $ 4,780.0
   Mortgage loans on real estate                                                 434.1        471.3
   Equity securities (cost: $0.7, $0.6)                                            0.1          0.6
   Policy loans                                                                  348.4        351.7
   Other long-term investments                                                    99.9         85.9
   Short-term investments                                                        123.7         59.2
                                                                            -----------------------
     Total investments                                                         5,550.2      5,748.7
Cash                                                                               7.5         14.0
Accrued investment income                                                         75.5         83.8
Intercompany notes receivable                                                    276.0        116.0
Intercompany receivable                                                            8.9          2.3
Preferred stock of affiliates, at cost                                             8.5          8.5
Receivable from brokers for securities sales                                      99.8          5.4
Receivable from agents, less allowance ($6.5; $5.4)                                9.5         11.2
Amounts recoverable from reinsurers                                               22.9         27.1
Deferred policy acquisition costs                                                182.2        186.8
Cost of insurance purchased                                                      302.0        345.7
Property & equipment, at cost less accumulated depreciation ($26.2, $20.8)        33.8         36.8
Other assets                                                                      23.3         23.8
Assets held in separate accounts                                                 581.2        669.3
                                                                            -----------------------
     Total assets                                                           $  7,181.3      7,279.4
                                                                            =======================
                                   LIABILITIES
Insurance and annuity liabilities
    Life, annuity and accident and health reserves                          $  2,866.5    $ 2,868.6
    Investment-type contract deposits and dividend accumulations               2,255.4      2,355.4
    Participating policyholders' interests                                       163.9        179.0
    Policy and contract claims                                                    20.7         28.6
    Other                                                                         49.1         51.0
Income tax liabilities (recoverable)
    Current                                                                      (27.6)        (8.8)
    Deferred                                                                     (18.9)       (17.3)
Intercompany payables                                                              1.2          0.6
Payable to broker for securities purchases                                        90.1          1.8
Accrued expenses and other liabilities                                            86.1         71.7
Liabilities related to separate accounts                                         581.2        669.3
                                                                            -----------------------
      Total liabilities                                                        6,067.7      6,199.9
                              SHAREHOLDER'S EQUITY
Common stock ($2  par value; 30,000,000 shares authorized,
    21,002,000 shares issued and outstanding)                                     42.0         42.0
Paid-in capital                                                                  922.7        922.7
Retained earnings                                                                113.4         86.4
Accumulated other comprehensive income                                            35.5         28.4
                                                                            -----------------------
      Total shareholder's equity                                               1,113.6      1,079.5
                                                                            -----------------------
      Total liabilities and shareholder's equity                            $  7,181.3    $ 7,279.4
                                                                            =======================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                  (In millions)

                                                                             FOR THE YEARS ENDED DECEMBER 31
                                                                        2001               2000               1999
                                                                 --------------------------------------------------------
Common stock, balance at beginning and end of year               $         42.0      $         42.0      $         42.0
                                                                 --------------------------------------------------------
Paid-in capital
    Balance at beginning of year                                          922.7               923.3               923.1
    Tax refund from American Brands                                         -                   -                   1.4
    Expenses paid by Franklin on behalf of AGC                              -                  (0.6)               (1.2)
                                                                 --------------------------------------------------------
    Balance at end of year                                                922.7               922.7               923.3
                                                                 --------------------------------------------------------

Retained earnings
    Balance at beginning of year                                           86.4                75.9                38.0
    Net income                                                            109.0               135.5               150.9
    Dividends paid to parent                                              (82.0)             (125.0)             (113.0)
                                                                 --------------------------------------------------------
    Balance at end of year                                                113.4                86.4                75.9
                                                                 --------------------------------------------------------

Accumulated other comprehensive income
       Balance at beginning of year                                        28.4                31.5               157.9
       Change in net unrealized gains (losses) on securities                7.1                (3.1)             (126.4)
                                                                 --------------------------------------------------------
       Balance at end of year                                              35.5                28.4                31.5
                                                                 --------------------------------------------------------
Total shareholder's equity at end of year                        $      1,113.6      $      1,079.5      $      1,072.7
                                                                 ========================================================


                 CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
                                  (In millions)

                                                                             FOR THE YEARS ENDED DECEMBER 31
                                                                        2001                2000               1999
                                                                 --------------------------------------------------------
Net income                                                       $        109.0      $        135.5      $        150.9
Other comprehensive income (loss)
  Gross change in unrealized gains (losses) on securities
     (pretax: $(17.6), $(14.3), $(190.5))                                 (11.4)               (9.3)             (123.7)
  Less: gains (losses) realized in net income
     (pretax: $(28.5), $(9.5), $4.1)                                      (18.5)               (6.2)                2.7
                                                                 --------------------------------------------------------
     Change in net unrealized gains (losses) on
       securities (pretax: $10.9, $(4.8), $(194.6))                         7.1                (3.1)             (126.4)
                                                                 --------------------------------------------------------
Comprehensive income                                             $        116.1      $        132.4      $         24.5
                                                                 ========================================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                  (In millions)

                                                                                  FOR THE YEARS ENDED DECEMBER 31
                                                                              2001              2000              1999
                                                                       -------------------------------------------------------
Operating activities
   Net income                                                          $       109.0     $       135.5      $       150.9
   Reconciling adjustments
     Insurance and annuity liabilities                                         (12.9)             (6.9)             (34.5)
     Investment losses (gains)                                                  35.6              10.0               (2.6)
     Investment write-downs and change in reserves                               -                (0.1)              (0.4)
     Deferred policy acquisition costs                                          (5.7)            (21.0)             (23.0)
     Cost of insurance purchased                                                 9.7              15.2               47.3
     Interest credited, net of charges on investment
       contract deposits                                                        35.9              47.1               60.1
     Other, net                                                                (63.2)            (65.6)             (34.6)
                                                                       -------------------------------------------------------
       Net cash provided by operating activities                               108.4             114.2              163.2
                                                                       -------------------------------------------------------

Investing activities
   Investment purchases
     Available-for-sale                                                     (2,503.0)           (908.7)          (1,348.8)
     Other investments                                                         (80.6)           (114.3)            (124.5)
   Investment calls, maturities and sales
     Available-for-sale                                                      2,875.4           1,212.6            1,543.9
     Other investments                                                          39.6              85.3               91.4
   Net decrease (increase) in short-term investments                           (64.5)            (13.5)              28.9
   Net additions to property and equipment                                      (5.0)             (6.6)              (8.7)
                                                                       -------------------------------------------------------
     Net cash provided by investing activities                                 261.9             254.8              182.2
                                                                       -------------------------------------------------------

Financing activities
   Policyholder account deposits                                               138.6             176.0              219.6
   Policyholder account withdrawals                                           (273.4)           (448.6)            (435.6)
   Tax refund from American Brands                                               -                 -                  1.4
   Expenses paid by Franklin on behalf of AGC                                    -                (0.6)              (1.2)
   Intercompany note receivable                                               (160.0)              -                  -
   Proceeds from intercompany borrowings                                        51.4               1.3               76.2
   Repayments of intercompany borrowings                                       (51.4)             (1.3)             (76.2)
   Dividend payments                                                           (82.0)           (125.0)            (113.0)
                                                                       -------------------------------------------------------
     Net cash used for financing activities                                   (376.8)           (398.2)            (328.8)
                                                                       -------------------------------------------------------
     Net increase (decrease) in cash                                            (6.5)            (29.2)              16.6
Cash at beginning of year                                                       14.0              43.2               26.6
                                                                       -------------------------------------------------------
Cash at end of year                                                    $         7.5     $        14.0      $        43.2
                                                                       =======================================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Significant Accounting Policies

1.1  Nature of Operations

     The Franklin Life Insurance Company (Franklin) and its subsidiaries, headquartered and domiciled in Springfield, Illinois, provide life insurance and annuity products to middle-income customers in all states (except New York) and in the District of Columbia, Puerto Rico and U.S. Virgin Islands. Franklin serves this customer base through 2,570 agents.

1.2  Preparation of Financial Statements

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of Franklin, and its subsidiaries, The American Franklin Life Insurance Company (AMFLIC) and Franklin Financial Services Corporation (FFSC), a broker dealer. All material intercompany transactions have been eliminated in consolidation.

     Franklin is an indirect, wholly-owned subsidiary of American General Corporation (American General). While Franklin was neither purchased nor merged with another entity during the year ended December 31, 2001, on August 29, 2001, American General was acquired by American International Group, Inc. (AIG), a Delaware corporation, and was accounted for as a pooling. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of American General based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of American General common stock. In conjunction with the acquisition, Franklin incurred restructure costs totaling $26.1 million covering primarily software, severance costs, and other employee and agent benefits.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  Investments

     Fixed Maturity and Equity Securities. All fixed maturity and equity securities held at December 31, 2001 and 2000 were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if unrealized gains (losses) had been realized, and record the net adjustment in accumulated other comprehensive income (loss) in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     At various times, we hold trading securities and report them at fair value. We held no trading securities at December 31, 2001 or 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000 or 1999.

     Limited partnership investments, reported in other long term investments, are accounted for under the equity method of accounting. For those limited partnerships that report changes in the fair value of underlying equity investments in earnings, we record our proportionate interest in investment gains (losses).

     Mortgage Loans. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     We consider loans to be impaired when collection of all amounts due under the contractual terms is not probable. Franklin generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     Policy Loans. Policy loans are reported at unpaid principal balance.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.3  Investments (continued)

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Real Estate. We classify investment real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     Dollar Roll Agreements. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 or 2000.

     Investment Income. Interest on fixed maturity securities, policy loans and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount as appropriate. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     We recognize income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, we calculate a new effective yield and adjust the net investment in the security accordingly. The adjustment is recognized in net investment income.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.

     Derivatives. On January 1, 2001, Franklin adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, which requires all derivative instruments to be recognized at fair value in the balance sheet. The cumulative effect of adopting this change in accounting principle was $0.3 million, net of tax. Subsequent changes in the fair value of a derivative instrument are reported in net income.

1.4  Separate Accounts

     Separate accounts are assets and liabilities associated with certain life and annuity contracts for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.5  Deferred Policy Acquisition Costs (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The interest assumption used to compute estimated gross profits with respect to participating life insurance contracts was 7.75% at December 31, 2001, 2000 and 1999, respectively. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.5  Deferred Policy Acquisition Costs (DPAC) (continued)

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)

     The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General's acquisition of Franklin, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities

     Substantially all of Franklin's insurance and annuity liabilities relate to long-duration contracts. Franklin normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for non-participating long-duration life insurance contracts are calculated using the net level premium method based on estimates of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, or payment of an endowment. Interest assumptions used to compute reserves for non-participating long-duration contracts ranged from 6.70% to 7.45% at December 31, 2001.

     Reserves for participating long-duration life insurance contracts are based on our estimates of the cost of future policy benefits, using the net level premium method and the nonforfeiture interest rate and mortality table of the applicable insurance contracts.

1.8  Premium Recognition

     Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts include mortality, expense, and surrender charges. Policy charges that compensate Franklin for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC.

     For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other long-duration contracts, premiums are recognized when due.

1.9  Participating Life Insurance

     Participating life insurance contracts contain dividend payment provisions that entitle the policyholders to participate in the earnings of the contracts. Participating life insurance accounted for 33% and 40% of life insurance in force at December 31, 2001 and 2000, respectively, and 75%, 76%, and 77% of premiums and other considerations for the years ended December 31, 2001, 2000, and 1999, respectively. The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity.

     We determine annual dividends to be paid on participating life insurance contracts based on estimates of the contracts' earnings. Policyholder dividends were $71.2 million, $80.0 million, and $82.9 million in 2001, 2000, and 1999 respectively.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.10 Reinsurance

     Franklin limits its exposure to loss on any individual life to no more than $2.1 million by ceding additional risks through reinsurance contracts with other insurers. If a reinsurer is not able to meet its obligations, Franklin remains liable.

     Franklin records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.11 Income Taxes

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. State income taxes are included in income tax expense.

1.12 Reclassification

     Certain prior year amounts have been reclassified to conform to the 2001 presentation.

2.   Investments

2.1  Fixed Maturity and Equity Securities

     Valuation. Cost or amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                                                     2001
                                                      ---------------------------------------------------------------------
                                                          Cost or            Gross            Gross
                                                         Amortized        Unrealized        Unrealized          Fair
         In millions                                        Cost             Gains            Losses           Value
         ------------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Corporate bonds
               Investment  grade                       $     2,337.0    $        130.0    $        17.2     $     2,449.8
               Below investment grade                          406.5               7.2             33.2             380.5
             Mortgage-backed                                   981.7              46.9              5.1           1,023.5
             Public utilities                                  535.5              36.7              5.3             566.9
             U.S. government                                    74.0               6.3              0.3              80.0
             Foreign governments                                37.4               3.4              0.3              40.5
             States/political subdivisions                       2.6               0.2              -                 2.8
                                                      ---------------------------------------------------------------------
                 Total fixed maturity securities       $     4,374.7    $        230.7    $        61.4     $     4,544.0
                                                      =====================================================================
         Equity securities                             $         0.7    $          -      $         0.6     $         0.1
                                                      =====================================================================

                                                                                     2000
                                                      --------------------------------------------------------------------
                                                          Cost or            Gross             Gross
                                                         Amortized        Unrealized        Unrealized          Fair
         In millions                                        Cost             Gains            Losses           Value
         -----------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Corporate bonds
                Investment grade                      $     2,683.0     $        107.6   $        41.2     $     2,749.4
                Below investment grade                        339.9                2.4            44.1             298.2
             Mortgage-backed                                  936.2               45.6             0.6             981.2
             Public utilities                                 565.6               42.9             2.6             605.9
             U.S. government                                   89.7                7.9             -                97.6
             Foreign governments                               41.0                2.8             1.3              42.5
             States/political subdivisions                      4.1                0.2             -                 4.3
             Redeemable preferred stocks                        1.0                -               0.1               0.9
                                                      --------------------------------------------------------------------
                 Total fixed maturity securities      $     4,660.5     $        209.4   $        89.9     $     4,780.0
                                                      ====================================================================
         Equity securities                            $         0.6     $          0.2   $         0.2     $         0.6
                                                      ====================================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.1  Fixed Maturity and Equity Securities (continued)

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                                                 Cost or
                                                                                Amortized               Fair
         In millions                                                               Cost                 Value
         ----------------------------------------------------------------------------------------------------------
         Fixed maturity securities, excluding mortgage-backed
         securities, due
              In one year or less                                           $        186.1       $        190.7
              In years two through five                                              936.6                984.2
              In years six through ten                                             1,248.2              1,269.2
              After ten years                                                      1,022.1              1,076.4
         Mortgage-backed securities                                                  981.7              1,023.5
                                                                          -----------------------------------------
              Total fixed maturity securities                               $      4,374.7       $      4,544.0
                                                                          =========================================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Franklin may sell investments before maturity to achieve corporate requirements and investment strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

         In millions                                                   2001                       2000
         ---------------------------------------------------------------------------------------------------
         Gross unrealized gains                             $             230.7         $            209.6
         Gross unrealized losses                                          (62.0)                     (90.1)
         DAC and CIP fair value adjustments                              (112.9)                     (75.2)
         Deferred federal income taxes                                    (18.9)                     (15.3)
         Other, net                                                        (1.4)                      (0.6)
                                                            ------------------------------------------------
         Net unrealized gains on securities                 $              35.5         $             28.4
                                                            ================================================

2.2  Mortgage Loans on Real Estate

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, Franklin generally requires loan-to-value ratios of 75% or less, based on our credit assessment of the borrower. At December 31, the mortgage loan portfolio was distributed as follows:

          In millions                                           2001                      2000
          ------------------------------------------------------------------------------------------------
          Geographic distribution
               Atlantic                                $          160.4        $          177.5
               Central                                            204.5                   205.8
               Pacific and Mountain                                72.3                    91.1
               Allowance for losses                                (3.1)                   (3.1)
                                                       ---------------------------------------------------
                  Total                                $          434.1        $          471.3
                                                       ===================================================
          Property type
               Retail                                  $          250.6        $          265.4
               Office                                              98.4                   108.5
               Industrial                                          30.3                    40.1
               Other                                               57.9                    60.4
               Allowance for losses                                (3.1)                   (3.1)
                                                       ---------------------------------------------------
                  Total                                $          434.1        $          471.3
                                                       ===================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.2  Mortgage Loans on Real Estate (continued)

     Allowance. Activity in the allowance for mortgage loan losses was as follows:

         In millions                                       2001                 2000                1999
         --------------------------------------------------------------------------------------------------------
         Balance at January 1                         $        3.1       $        3.2         $         3.7
         Net change in allowance *                             -                 (0.1)                 (0.5)
                                                    -------------------------------------------------------------
         Balance at December 31                       $        3.1       $        3.1         $         3.2
                                                    =============================================================

     * Charged to realized investment gains (losses).

     Impaired Loans. Impaired mortgage loans were $3.3, zero, and $1.3 million at December 31, 2001, 2000, and 1999, respectively. Interest income related to impaired loans was $0.4 in 2001 and zero in 2000 and 1999.

2.3  Investment Income

     Income investment was as follows:

         In millions                                     2001                 2000                 1999
         -------------------------------------------------------------------------------------------------------
         Fixed maturity securities               $         389.0      $         393.7      $          427.1
         Mortgage loans on real estate                      40.2                 43.2                  47.8
         Policy loans                                       21.9                 21.1                  19.8
         Other                                               2.9                 22.5                   9.3
                                                 ---------------------------------------------------------------
              Gross investment income                      454.0                480.5                 504.0
         Investment expense                                  6.8                  5.9                   7.6
                                                 ---------------------------------------------------------------
              Net investment income              $         447.2      $         474.6       $         496.4
                                                 ==============================================================

     The carrying amount of investments that produced no investment income during 2001 totaled $80.4 million, or less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in 2001, 2000, or 1999.

2.4  Realized Investment Gains (Losses)

     Realized investment gains (losses), net of DPAC and CIP amortization, were as follows:

         In millions                                               2001               2000               1999
         ------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Gross gains                                    $          34.4      $          6.4     $         28.4
             Gross losses                                             (57.7)              (35.9)             (19.8)
                                                            --------------------------------------------------------
                Total fixed maturity securities                       (23.3)              (29.5)               8.6
                                                            --------------------------------------------------------
         Equity securities
             Gross losses                                               -                  (0.3)              (0.2)
         Mortgage loans on real estate                                 (0.1)                0.3               (0.3)
         Real estate                                                   (0.4)               (1.6)              (0.1)
         Other long-term investments                                   (1.1)               (0.3)               0.5
         Fair value adjustments in equity partnerships                 (3.3)                3.6                -
          DPAC/CIP amortization and investment
            expense                                                    (7.6)               17.9               (5.5)
                                                            --------------------------------------------------------
                Investment gains (losses)                   $         (35.8)     $         (9.9)    $          3.0
                                                            ========================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.4  Realized Investment Gains (Losses) (continued)

     Voluntary sales of investments resulted in the following realized gains (losses):

                                                                                                Realized
                                                                                   ------------------------------------
         In millions                           Category               Proceeds          Gains            Losses
         --------------------------------------------------------------------------------------------------------------
                     2001             Available-for-sale          $     2,123.2    $      27.5     $      (16.1)
         ==============================================================================================================
                     2000             Available-for-sale          $       836.3    $       6.4     $      (28.8)
         ==============================================================================================================
                     1999             Available-for-sale          $     1,029.4    $      28.4     $      (17.9)
         ==============================================================================================================

2.5  Investments on Deposit

     At December 31, 2001 and 2000, bonds and other investments with a carrying value of $19.0 million and $18.3 million, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  Investment Commitments and Restrictions

     Franklin is committed to make $22.2 million of additional cash infusions to its limited partnership investments under the terms of the partnership agreements.

     Franklin is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, Franklin's largest investment in any one entity other than U.S. government obligations and related party amounts was $52.5 million and $53.3 million, respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

         In millions                                                 2001                 2000                  1999
         ---------------------------------------------------------------------------------------------------------------------
         Balance at January 1                                 $        186.8      $         220.7       $        143.0
         Deferrals                                                      29.8                 43.9                 46.7
         Accretion of interest                                          14.5                 14.2                 11.3
         Amortization                                                  (38.6)               (37.1)               (35.0)
         Effect of unrealized (gains) losses on securities
                                                                        (8.8)               (59.0)                55.5
         Effect of realized investment losses (gains)                   (1.5)                 4.1                 (0.8)
                                                             -----------------------------------------------------------------
         Balance at December 31                               $        182.2      $         186.8       $        220.7
                                                             =================================================================

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

         In millions                                                 2001                  2000                1999
         ------------------------------------------------------------------------------------------------------------------
         Balance at January 1                                $        345.7        $       400.7         $       228.5
         Accretion of interest                                         28.4                 36.3                  38.4
         Additions                                                      6.8                  8.4                  10.5
         Amortization                                                 (44.9)               (59.9)                (96.2)
         Effect of unrealized (gains) losses on securities            (28.9)               (54.8)                224.6
         Effect of realized investment losses (gains)                  (5.1)                15.0                  (3.4)
         Other changes                                                  -                    -                    (1.7)
                                                             --------------------------------------------------------------
         Balance at December 31                              $        302.0        $       345.7         $       400.7
                                                             ==============================================================

     CIP amortization, net of interest accretion and additions, expected to be recorded in each of the next five years is $16.2 million, $17.9 million, $16.8 million, $15.4 million and $15.1 million.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, Franklin will file a life/life consolidated federal income tax return with AMFLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     As previously stated, American General was acquired by AIG on August 29, 2001. For the period August 30, 2001 to December 31, 2001, Franklin will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. Franklin has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge Franklin a greater portion of the consolidated tax liability than would have been paid by Franklin had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse Franklin for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                                            2001              2000             1999
                                                      -----------------------------------------------------
         Federal income tax rate                               35.0 %            35.0 %           35.0 %
         Tax-exempt investment income                          (0.5)             (0.7)            (0.7)
         State taxes, net                                       1.0               0.6              0.4
         Tax credits                                           (2.9)              -                -
         Other                                                 (1.0)             (0.4)            (0.4)
                                                      -----------------------------------------------------
         Effective tax rate                                    31.6 %            34.5 %           34.3 %
                                                      =====================================================

5.1  Deferred Tax Liabilities

     Components of deferred tax liabilities and assets, included in income tax liabilities on the balance sheet, at December 31 were as follows:

         In millions                                                    2001                  2000
         ---------------------------------------------------------------------------------------------------
         Deferred tax liabilities, applicable to:
               DPAC and CIP                                     $          116.8       $         131.9
               Basis differential of investments                            50.8                  29.3
               Other                                                        14.6                  16.8
                                                                --------------------------------------------
                  Total deferred tax liabilities                           182.2                 178.0
                                                                --------------------------------------------

         Deferred tax assets, applicable to:
               Policy reserves                                            (119.0)               (116.3)
               Participating policyholders' interests                      (57.3)                (62.6)
               Postretirement benefits                                      (2.3)                 (2.6)
               Basis differential of investments                            (3.0)                 (1.4)
               Litigation settlement costs                                  (0.7)                 (1.0)
               Other                                                       (18.8)                (11.4)
                                                                --------------------------------------------
                  Total deferred tax assets                               (201.1)               (195.3)
                                                                --------------------------------------------
         Net deferred tax asset                                 $          (18.9)      $         (17.3)
                                                                ============================================

         Franklin expects adequate future taxable income to realize the deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.1  Deferred Tax Liabilities (continued)

     A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $200 million at December 31, 2001. At current corporate income tax rates, the associated tax is approximately $70 million. We have not recorded these deferred income taxes because we do not expect to make any distributions.

5.2  Taxes Paid

     Income taxes paid were as follows:

         In millions                                       2001                 2000                1999
         --------------------------------------------------------------------------------------------------------
         Federal                                      $       72.0       $       56.3         $        24.3
          State                                                1.9                1.4                   1.7

6.   Benefit Plans

6.1  Pension Plans

     Most Franklin employees are covered by American General's non-contributory defined benefit pension plan. Pension benefits are based on the participant's compensation and length of credited service.

     At December 31, 2001, the plans' assets were invested as follows: (1) 63% in equity mutual funds managed outside the American General group; (2) 30% in fixed income mutual funds managed by one of American General's subsidiaries; and (3) 7% in American General common stock. The benefit plans have purchased annuity contracts from various American General subsidiaries to provide approximately $56.2 million of future annual benefits to certain American General retirees.

     American General's funding policy is to contribute annually no more than the maximum amount deductible for Federal income tax purposes. Franklin's portion of the funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

         In millions                                               2001                 2000                1999
         ---------------------------------------------------------------------------------------------------------------
         Projected benefit obligation (PBO)                $           19.5     $          18.0      $          34.7
         Plan assets at fair value                                     15.5                24.2                 56.2
                                                           -------------------------------------------------------------
             Funded status (underfunded)                               (4.0)                6.2                 21.5
         Other unrecognized items, net                                 17.4                 9.9                 (6.2)
                                                           -------------------------------------------------------------
             Prepaid pension expense                       $           13.4     $          16.1      $          15.3
                                                           =============================================================

     2000 and subsequent amounts were affected by the transfer of certain Franklin employees to the American General Shared Services Company.

     The components of pension expense and underlying assumptions were as follows:

         In millions                                                   2001            2000            1999
         --------------------------------------------------------------------------------------------------------
         Service cost (benefits earned)                           $       0.1     $      0.2      $    1.0
         Interest cost                                                    1.3            1.4           2.6
         Expected return on plan assets                                  (1.9)          (2.5)         (5.0)
         Recognized net actuarial loss                                    0.3            -              -
                                                                  -----------------------------------------------
             Pension income                                       $      (0.2)    $     (0.9)     $   (1.4)
                                                                  ===============================================
         Discount rate on benefit obligation                             7.25%          8.00%         7.75%
         Rate of increase in compensation levels                         4.25%          4.50%         4.25%
         Expected long-term rate of return on plan assets               10.35%         10.35%        10.35%

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.2  Postretirement Benefits Other Than Pensions

     Under the American General Voluntary Employee Benefit Account Plan (VEBA), Franklin has life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. Franklin reserves the right to change or eliminate these benefits at any time.

     The American General life plans are insured through December 31, 2002. The majority of the American General retiree medical and dental plans are unfunded and self-insured. Franklin's portion of the accrued liability for postretirement benefits was $5.3 million and $6.6 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans. Franklin's portion of the postretirement benefit expense was $0.6 million, $0.7 million, and $0.7 million for the years ended December 31, 2001, 2000, and 1999, respectively.

     For measurement purposes, a 10.0% annual rate of increase in the per capita cost of covered medical benefits was assumed for 2001. The rate was assumed to remain unchanged through 2003 and then decrease to 7.5% for 2004 and 5.0% thereafter.

7.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of Franklin's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of Franklin's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                                 2001                                 2000
                                                --------------------------------------------------------------------------
                                                     Carrying            Fair             Carrying             Fair
     In millions                                      Amount            Value              Amount             Value
     ---------------------------------------------------------------------------------------------------------------------
     Assets
          Fixed maturity securities               $     4,544.0     $    4,544.0     $     4,780.0       $    4,780.0
         Mortgage loans on real estate                    434.1            460.8             471.3              489.1
         Equity securities                                  0.1              0.1              83.2               83.2
         Policy loans                                     348.4            348.4             351.7              351.7
         Short-term investments                           123.7            123.7              59.2               59.2
         Assets held in separate accounts                 581.2            581.2             669.3              669.3
     Liabilities
         Insurance investment contracts                 1,256.6          1,240.1           1,342.7            1,313.5
         Dividend accumulations                           825.0            825.0             817.0              817.0
         Liabilities related to separate
           accounts                                       581.2            581.2             669.3              669.3

     We used the following methods and assumptions to estimate the fair value of financial instruments.

     Fixed Maturity and Equity Securities. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage Loans on Real Estate. We estimated the fair value of mortgage loans primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate on policy loans was 6.2% in 2001 and 6.3% in 2000.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.   Fair Value of Financial Instruments (continued)

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

     Dividend Accumulations. Fair value disclosed for dividend accumulations equals the amount of dividends payable on demand at the reporting date.

8.   Reinsurance

     Reinsurance premiums included in premiums and other considerations were as follows:

     In millions                                                   2001                    2000                    1999
     ---------------------------------------------------------------------------------------------------------------------------
     Direct premiums and other considerations            $        277.9          $        298.2          $        325.7
     Reinsurance assumed                                           12.2                    16.2                    12.5
     Reinsurance ceded                                            (26.7)                  (25.4)                  (34.0)
                                                         -----------------------------------------------------------------------
           Premiums and other considerations             $        263.4          $        289.0          $        304.2
                                                         =======================================================================

     Reinsurance recoveries on ceded reinsurance contracts were $20.1 million, $28.4 million, and $18.9 million for the years ended December 31, 2001, 2000 and 1999, respectively. The amount of reinsurance receivable (payable) on paid and unpaid losses was ($0.3) million and $4.9 million at December 31, 2001 and 2000, respectively.

9.   Statutory Accounting

     Franklin prepared its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. The use of such permitted practices did not have a material effect on Franklin's statutory equity at December 31, 2001.

     Accounting changed adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statement as changes in accounting principles. The cumulative effect of changes in accounting principles was reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, Franklin and its insurance subsidiary reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $43.1 million as of January 1, 2001. This net amount included an increase in deferred tax assets of $197.0 million offset by a related increase in nonadmitted assets of $153.9 million.

     At December 31, 2001 and 2000, Franklin had statutory shareholder's equity of $477.7 million and $426.6 million, respectively. Statutory net income was $62.7 million, $128.2 million, and $173.6 million for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, Franklin's insurance subsidiary's statutory shareholder's equity was reported as $49.2 million and $43.1 million, respectively. The insurance subsidiary's statutory net loss was $1.3 million, $6.0 million, and $2.9 million for the years ended December 31, 2001, 2000, and 1999, respectively.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.   Statutory Accounting (continued)

     Generally, Franklin is restricted by the insurance laws of its domiciliary state as to amounts it may pay in the form of dividends, loans, or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2002, loans or advances in excess of $26.3 million and dividends in any twelve-month period aggregating in excess of $62.7 million will require the approval of the Illinois Insurance Department.

10.  Consolidated Statement of Cash Flows

     In addition to the cash activities shown in the consolidated statement of cash flows, the following transactions, occurred:

     In millions                                                2001                2000                 1999
     -----------------------------------------------------------------------------------------------------------------
     Interest added to annuity and other
       financial products                                $        123.3      $         139.0      $        149.7
                                                         ============================================================

11.  Related Party Transactions

     Franklin participates in a short-term intercompany grid borrowing agreement with American General and AIG to maintain its long-term commitments. Franklin borrowed $51.4 million and $1.3 million, and repaid $51.4 million and $1.3 million in 2001 and 2000, respectively. Interest charges on the average borrowings each quarter are based upon the prior month's H.15 30 day average commercial paper rate.

     Franklin holds a 6.75% promissory note for $116 million from AGC Life Insurance Company that will mature in 2005. During 2001, Franklin acquired two 2.64% notes from American General totaling $160 million maturing in 2006. Franklin also holds $8.5 million of 8% non-voting preferred stock of American General Life Insurance Company.

     Franklin has entered into indefinite contracts with affiliates. American General Investment Management performs all investment management services. American General Shared Services Company and American General Enterprise Services provide legal, human resource, and various other administrative services. Total expenses under all service agreements were $75.4 million, $73.3 million and $65.7 million for the years ended December 31, 2001, 2000 and 1999, respectively.

12.  Litigation

     Franklin is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

13.  Guaranty Fund Assessments

     Information about state guaranty fund assessments was as follows:

     In millions                                         2001                    2000                   1999
     ----------------------------------------------------------------------------------------------------------------
     Expense, included in operating costs
        and expenses                            $  0.4                  $  0.8                   $  0.5
     Liability for anticipated assessments         0.6                     0.7                      1.0
     Receivable for expected recoveries
        against future premium taxes               0.9*                    1.6*                     2.7*

     * Changes in state laws could decrease the amount recoverable against future premium taxes.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14.  SUBSEQUENT EVENT

     Effective December 31, 2002 Franklin will merge with American General Life Insurance Company, another indirect, wholly-owned subsidiary of American General.

                           PART C: OTHER INFORMATION

Item 27.  Exhibits

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (26)

     (2)  Form of Selling Group Agreement. (27)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of the "Platinum Investor/SM/ III" Flexible Premium Variable Life Insurance Policy (Policy Form No. 00600). (28)

(e)  Applications.

     (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 0336-2001. (18)

     (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 0337-2001. (18)

     (3) Specimen form of Medical Exam Form-Life Insurance Application, Form No. AGLC 8003-99. (13)

     (4) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0198-00 0403. (32)

     (5) Form of Service Request Form, Form No. AGLC0223 Rev1203. (Filed herewith)

     (6)  Form of Cash Disbursement Request Form, Form No. AGLC 0109 Rev0103.
          (27)

     (7)  Form of Assignment Form, Form No. AGLC 0205 Rev0103. (27)

     (8) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (27)

     (9)  Form of Name and Address Change Form, Form No. AGLC 0222 Rev0103. (27)

     (10) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (27)

     (11) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (27)

     (12) Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202. (27)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (3) By-laws of American General Life Insurance Company, adopted January 22, 1992. (3)

(g)  Reinsurance Contracts. Inapplicable.

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (1)(b) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

     (1)(c) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (29)

     (2)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (2)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (2)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (19)

     (2)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

     (3)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

     (3)(b) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

     (4)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (4)(b) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (19)

     (5)(a) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

     (5)(b) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

     (5)(c) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

     (5)(d) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (30)

     (6)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

     (7)(a) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (6)

     (7)(b) Form of Amendment Four to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (17)

     (7)(c) Form of Amendment Seven to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (30)

     (8)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

     (8)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

     (8)(c) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (8)(d) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc.
               (30)

     (9)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

     (10)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

     (11)(a) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

     (12)(a) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (19)

     (12)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (24)

     (12)(c) Form of Amendment No. 3 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (33)

     (13)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (19)

     (14)(a) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (19)

     (14)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (32)

     (15)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (19)

     (16)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (19)

     (17)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (19)

     (18)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

     (18)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (32)

     (19)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

     (19)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (32)

     (20)(a) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (23)

     (20)(b) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000. (16)

     (20)(c) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001. (22)

     (20)(d) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 14, 2002. (25)

     (20)(e) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective October 1, 2002. (32)

     (21)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (20)

     (22)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (23)(a) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

     (24)(a) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company, effective May 14, 2002. (25)

     (25)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000 (21)

     (25)(b) Form of Amendment No. 1 to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company, dated November 1, 2001. (31)

     (26)(a) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

     (27)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

     (27)(b) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

     (28)(a) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company.
               (19)

     (28)(b) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (24)

     (28)(c) Form of Amendment No. 4 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (33)

     (29)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (32)

     (30)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

     (31)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (19)

     (32)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (19)

     (33)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

     (33)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (22)

     (33)(c) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective May 1, 2003. (32)

     (34)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (32)

     (35)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (19)

     (36)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (19)

     (37)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (19)

     (38)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (20)

     (39)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (32)

     (40)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (32)

     (41)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (21)

     (41)(b) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (32)

     (42)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (21)

     (42)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (32)

     (43)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (32)

     (44)(a) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American General Life Insurance Company. (33)

     (45)(a) Form of Administrative Services Agreement by and between Goldman, Sachs & Co. and American General Life Insurance Company. (33)

(i)  Administrative Contracts.

     (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General

          Corporation, including American General Life Insurance Company and American General Life Companies. (7)

(j)  Other Material Contracts. None

(k)  Legal Opinion.

     (1) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (28)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American General Life Insurance Company's actuary. (28)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Accountants, PricewaterhouseCoopers LLP. (Filed herewith)

     (2)  Consent of Independent Auditors, Ernst & Young LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (25)
----------------------------------------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on February 4, 2000.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 23, 2002.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(22) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(23) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(24) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(25) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(26) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(27) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(28) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.

(29) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(30) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on February 10, 2003.

(32) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(33) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.

Item 28.  Directors and Officers of the Depositor

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

Rodney O. Martin, Jr.        Director, Chairman of the Board of Directors,
2929 Allen Parkway           President and Chief Executive Officer
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director and Chairman-Affluent & Corporate Markets
830 Third Avenue             Profit Center
New York, NY 10022

David L. Herzog              Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar            Director, President-AIG Life Brokerage Profit
750 West Virginia Street     Center and Chief Executive Officer-AIG Life
Milwaukee, WI 53204          Brokerage Profit Center

Royce G. Imhoff, II          Director, President-Affluent & Corporate Markets
2929 Allen Parkway           Profit Center and Chief Executive Officer-Affluent
Houston, TX 77019            & Corporate Markets Profit Center

Richard J. Miller            Director and Chief Executive Officer-Agency
2929 Allen Parkway           Building Profit Center
Houston, TX 77019

Nicholas A. O'Kulich         Director
70 Pine Street
New York, NY 10270

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan           Director
70 Pine Street
New York, NY 10270

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

Christopher J. Swift         Director, Chief Financial Officer and Executive
2929 Allen Parkway           Vice President
Houston, TX 77019

Thomas L. Booker             President-Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien          President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson           Chief Information Officer and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James A. Galli               Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta            Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

Erik A. Baden                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

Larry A. Compton             Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

William F. Guterding         Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi             Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele              Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Alfred M. Thome              Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Dan E. Trudan                Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

Frederic R. Yopps            Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong           Vice President
3600 Route 66
Neptune, NJ 07754

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Bolding              Vice President
2929 Allen Parkway
Houston, TX 77019

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

Joseph S. Cella              Vice President
70 Pine Street
New York, NY 10270

Name and Principal           Positions and Offices with Depositor
 Business Address            American General Life Insurance Company
---------------------------  ---------------------------------------------------

Phillip L. Chapman           Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs               Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727 Allen Parkway
Houston, TX 77019

Donald L. Davis              Vice President
205 E. 10th Street
Amarillo, TX 79101

Steven A. Dmytrack           Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan           Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President
2727-A Allen Parkway
Houston, TX 77019

Frederick J. Garland, Jr.    Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
  Business Address           American General Life Insurance Company
---------------------------  ---------------------------------------------------

Martin E. Goldman            Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger        Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer               Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel              Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington          Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig               Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby               Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
  Business Address           American General Life Insurance Company
---------------------------  ---------------------------------------------------

Sharla A. Jackson            Vice President
205 E. 10th Street
Amarillo, TX 79101

Stephen C. Kennedy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman             Vice President
1 Chase Manhattan
Place New York, NY 10005

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

James K. Larson              Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Charles L. Levy              Vice President
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                  Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers              Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
  Business Address           American General Life Insurance Company
---------------------------  ---------------------------------------------------

W. Larry Mask                Vice President
2727 Allen Parkway
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall             Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller             Vice President
#1 Franklin Square
Springfield, IL 62713

Cheryl E. Morton             Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols              Vice President
205 E. 10th Street
Amarillo, TX 79101

Name and Principal           Positions and Offices with Depositor
  Business Address           American General Life Insurance Company
---------------------------  ---------------------------------------------------

Deanna D. Osmonson           Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne                Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen          Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival            Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins                Vice President
175 Water Street
NewYork, NY 10038

David M. Robinson            Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage               Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather               Vice President
1 Chase Manhattan Place
New York, NY 10005

Name and Principal           Positions and Offices with Depositor
  Business Address           American General Life Insurance Company
---------------------------  ---------------------------------------------------

Richard W. Scott             Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                 Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President
2929 Allen Parkway
Houston, TX 77019

Joe L. Thompson              Vice President
6363 Forest Park Road
Dallas, TX 75235

Paul Turner                  Vice President
675 Bering Drive, Suite 600
Houston, TX 77057

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

S. Michael Von-Stein         Vice President
1478 County C
St. Germain, WI 54558

Curt B. Vondrasek            Vice President
1832 Baybrook Ct.
Naperville, IL 60564

Christian D. Weiss           Vice President
#1 Franklin Square
Springfield, IL 62713

Susan J. Wilhite             Vice President
One Woodfield Lake
Schaumburg, IL 60173

Name and Principal           Positions and Offices with Depositor
  Business Address           American General Life Insurance Company
---------------------------  ---------------------------------------------------

Nancy R. Yasso               Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck            Secretary
70 Pine Street
NewYork, NY 10270

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.


Item 30.  Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b)  Management.

Name and Principal           Positions and Offices with Underwriter
  Business Address           American General Equity Services Corporation
---------------------------  ---------------------------------------------------

Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Andrew J. Kalbaugh           President and Chief Executive Officer
2727 Allen Parkway
Houston, TX 77019

Larry E. Blews               Vice President, Chief Compliance Officer and
2727 Allen Parkway           Assistant Secretary
Houston, TX 77019

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith               Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez          Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Name and Principal           Positions and Offices with Underwriter
  Business Address           American General Equity Services Corporation
---------------------------  ---------------------------------------------------

Edward F. Andrzejewski       Tax Officer
70 Pine Street
New York, NY 10270

Steven A. Glover             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires               Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

Name of Principal  Net            Compensation on      Brokerage    Other
Underwriter        Underwriting   Events Occasioning   Commissions  Compensation
                   Discounts and  the Deduction of a
                   Commissions    Deferred Sales Load

American General        0                 0                0             0
Equity Services
Corporation

Item 32.  Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 33.  Management Services Not applicable.


Item 34.  Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 18th day of December, 2003.


                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                   BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                   BY:  /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                                      Controller

[SEAL]


ATTEST:   /s/ LAUREN W. JONES
          ------------------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                         Date
------------------------------   ---------------------------   -----------------


/s/ RODNEY O. MARTIN, JR.        Director, Chairman,           December 18, 2003
------------------------------   President and Chief
Rodney O. Martin, Jr.            Executive Officer



/s/ CHRISTOPHER J. SWIFT         Director and Chief            December 18, 2003
------------------------------   Financial Officer
Christopher J. Swift



/s/ M. BERNARD AIDINOFF          Director                      December 18, 2003
------------------------------
M. Bernard Aidinoff


/s/ DAVID J. DIETZ               Director                      December 18, 2003
------------------------------
David J. Dietz

/s/ DAVID L. HERZOG              Director                      December 18, 2003
------------------------------
David L. Herzog


/s/ RICHARD A. HOLLAR            Director                      December 18, 2003
------------------------------
Richard A. Hollar


/s/ ROYCE G. IMHOFF II           Director                      December 18, 2003
------------------------------
Royce G. Imhoff II


/s/ RICHARD J. MILLER            Director                      December 18, 2003
------------------------------
Richard J. Miller

Signature                        Title                         Date
------------------------------   ---------------------------   -----------------


/s/ NICHOLAS A. O'KULICH         Director
------------------------------                                 December 18, 2003
Nicholas A. O'Kulich


/s/ ERNEST T. PATRIKIS           Director
------------------------------                                 December 18, 2003
Ernest T. Patrikis


/s/ GARY D. REDDICK              Director
------------------------------                                 December 18, 2003
Gary D. Reddick


/s/ MARTIN J. SULLIVAN           Director
------------------------------                                 December 18, 2003
Martin J. Sullivan

                                  EXHIBIT INDEX
                                  -------------

Item 27.  Exhibits

     (e)(5)    Form of Service Request Form, Form No. AGLC0223 Rev1203.

     (n)(1)    Consent of Independent Accountants, PricewaterhouseCoopers LLP.

     (n)(2)    Consent of Independent Auditors, Ernst & Young LLP.

                                      E-1